UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc.

AB Bond Inflation Strategy

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 93.0%
Japan - 0.7%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	484,604	$4,587,521

United States - 92.3%
U.S. Treasury Inflation Index
0.125%, 4/15/19-7/15/26 (TIPS)	U.S.$	68,990	66,334,323
0.125%, 4/15/20 (TIPS) (a)(b)		56,563	55,696,435
0.125%, 4/15/22-7/15/24 (TIPS) (a)		86,271	83,584,137
0.375%, 7/15/23 (TIPS) (a)(b)		18,808	18,485,087
0.375%, 7/15/25 (TIPS) (a)		45,372	44,145,845
0.375%, 7/15/27 (TIPS)		47,318	45,491,980
0.625%, 7/15/21-1/15/24 (TIPS) (a)		93,182	92,521,391
0.625%, 4/15/23-1/15/26 (TIPS)		50,757	50,073,780
0.75%, 7/15/28 (TIPS)		10,550	10,461,033
1.25%, 7/15/20 (TIPS) (a)		6,119	6,183,218
1.75%, 1/15/28 (TIPS)		7,107	7,668,109
1.875%, 7/15/19 (TIPS)		5,437	5,499,983
2.00%, 1/15/26 (TIPS)		11,327	12,269,842
2.375%, 1/15/25 (TIPS)		8,090	8,877,424
2.375%, 1/15/27 (TIPS) (a)		49,992	56,178,116
2.50%, 1/15/29 (TIPS)		7,376	8,560,305

			572,031,008

Total Inflation-Linked Securities (cost $586,939,023)			576,618,529

CORPORATES - INVESTMENT GRADE - 14.2%
Financial Institutions - 7.5%
Banking - 6.6%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		200	201,644
Banco Santander SA
3.25%, 4/04/26 (c)	EUR	400	494,373
3.50%, 4/11/22	U.S.$	600	594,564
5.179%, 11/19/25		600	614,880
Bank of America Corp.
2.881%, 4/24/23		1,155	1,121,632
4.45%, 3/03/26		143	143,448
Series DD 6.30%, 3/10/26 (d)		295	314,488
Series L 3.95%, 4/21/25		2,182	2,142,331
Series Z 6.50%, 10/23/24 (d)		458	488,892
Bank of Nova Scotia (The)
2.50%, 1/08/21		344	337,533
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (c)		555	546,847
Barclays PLC
3.684%, 1/10/23		700	683,011
BB&T Corp.
2.625%, 6/29/20		480	475,344

	Principal Amount (000)		U.S. $ Value
BNP Paribas SA
2.375%, 5/21/20	U.S.$	534	$525,723
3.80%, 1/10/24 (c)		332	326,147
Series E
2.25%, 1/11/27 (c)	EUR	199	236,859
BPCE SA
2.65%, 2/03/21	U.S.$	470	460,276
5.70%, 10/22/23 (c)		213	223,397
Capital One Financial Corp.
3.30%, 10/30/24		1,241	1,183,877
Citigroup, Inc.
3.875%, 3/26/25		655	635,723
4.044%, 6/01/24		2,091	2,103,337
Compass Bank
2.875%, 6/29/22		1,508	1,453,621
Cooperatieve Rabobank UA
4.375%, 8/04/25		396	392,618
Credit Agricole SA/London
2.75%, 6/10/20 (c)		565	558,237
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		1,285	1,275,722
4.55%, 4/17/26		891	902,129
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		382	368,473
2.905%, 7/24/23		922	890,209
3.85%, 7/08/24		1,000	992,840
3.919% (LIBOR 3 Month + 1.60%), 11/29/23 (e)		406	421,249
HSBC Bank USA NA
4.875%, 8/24/20		535	550,467
HSBC Holdings PLC
3.95%, 5/18/24		1,491	1,489,598
4.25%, 3/14/24-8/18/25		1,257	1,250,721
4.375%, 11/23/26		237	235,211
ING Bank NV
5.80%, 9/25/23 (c)		1,359	1,446,669
Intesa Sanpaolo SpA
3.875%, 1/12/28 (c)		510	443,430
JPMorgan Chase & Co.
2.295%, 8/15/21		322	312,079
3.22%, 3/01/25		1,180	1,139,892
3.782%, 2/01/28		518	504,775
4.25%, 10/15/20		55	56,102
KeyBank NA/Cleveland OH
2.25%, 3/16/20		833	820,738
Lloyds Banking Group PLC
4.582%, 12/10/25		1,191	1,177,589
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		947	930,674
Morgan Stanley
3.737%, 4/24/24		1,196	1,189,625
5.00%, 11/24/25		300	311,652
Series G
4.35%, 9/08/26		929	923,500
5.50%, 7/28/21		456	482,256

	Principal Amount (000)		U.S. $ Value
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20	U.S.$	400	$395,108
Nationwide Building Society
4.00%, 9/14/26 (c)		820	776,893
PNC Bank NA
2.60%, 7/21/20		250	247,260
3.80%, 7/25/23		940	941,720
Santander Holdings USA, Inc.
4.40%, 7/13/27		1,190	1,157,894
Santander UK PLC
5.00%, 11/07/23 (c)		505	513,125
UBS AG/Stamford CT
7.625%, 8/17/22		465	516,620
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (c)		1,153	1,152,470
US Bancorp
Series J
5.30%, 4/15/27 (d)		427	426,962
Wells Fargo & Co.
3.069%, 1/24/23		759	740,769

			41,243,223

Finance - 0.2%
Synchrony Financial
3.95%, 12/01/27		884	801,585
4.50%, 7/23/25		380	368,801

			1,170,386

Insurance - 0.5%
American International Group, Inc.
Series A-9
5.75%, 4/01/48		665	654,699
Coventry Health Care, Inc.
5.45%, 6/15/21		415	434,945
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (c)		183	178,915
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		5	5,178
MetLife, Inc.
5.70%, 6/15/35		90	103,112
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (c)		360	374,231
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		125	194,395
New York Life Global Funding
1.95%, 2/11/20 (c)		905	889,678

			2,835,153

REITS - 0.2%
American Tower Corp.
3.40%, 2/15/19		398	399,178

	Principal Amount (000)		U.S. $ Value
Welltower, Inc.
4.00%, 6/01/25	U.S.$	708	$696,729

			1,095,907

			46,344,669

Industrial - 6.1%
Basic - 0.7%
Eastman Chemical Co.
3.80%, 3/15/25		227	224,871
Mexichem SAB de CV
4.875%, 9/19/22 (c)		826	850,987
Minsur SA
6.25%, 2/07/24 (c)		314	335,022
Mosaic Co. (The)
5.625%, 11/15/43		363	366,024
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		393	383,666
Vale Overseas Ltd.
6.25%, 8/10/26		1,640	1,802,417
Yamana Gold, Inc.
4.95%, 7/15/24		403	402,041

			4,365,028

Capital Goods - 0.1%
Embraer Netherlands Finance BV
5.40%, 2/01/27		590	610,650
General Electric Co.
Series D
5.00%, 1/21/21 (d)		191	187,715

			798,365

Communications - Media - 0.2%
CBS Corp.
3.50%, 1/15/25		300	287,031
Cox Communications, Inc.
2.95%, 6/30/23 (c)		163	154,775
Time Warner Cable LLC
4.50%, 9/15/42		235	200,822
5.00%, 2/01/20		35	35,706
8.75%, 2/14/19		25	25,745
Warner Media LLC
4.875%, 3/15/20		587	601,305

			1,305,384

Communications - Telecommunications - 0.8%
AT&T, Inc.
3.40%, 5/15/25		1,382	1,312,430
4.125%, 2/17/26		431	425,173
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	55	43,630
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (c)	U.S.$	1,150	1,142,214

	Principal Amount (000)		U.S. $ Value
Verizon Communications, Inc.
4.862%, 8/21/46	U.S.$	574	$575,292
Vodafone Group PLC
3.75%, 1/16/24		478	473,516
4.125%, 5/30/25		1,046	1,046,356

			5,018,611

Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		400	396,920
5.875%, 8/02/21		640	674,618
General Motors Co.
3.50%, 10/02/18		425	425,722

			1,497,260

Consumer Non-Cyclical - 1.2%
Baxalta, Inc.
3.60%, 6/23/22		700	692,923
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		81	84,729
CVS Health Corp.
4.10%, 3/25/25		685	685,850
4.30%, 3/25/28		685	685,226
Danone SA
1.691%, 10/30/19 (c)		600	589,338
Gilead Sciences, Inc.
2.55%, 9/01/20		1,360	1,345,448
Mylan NV
3.125%, 11/22/28 (c)	EUR	549	671,562
Reynolds American, Inc.
6.875%, 5/01/20	U.S.$	570	604,126
Sigma Alimentos SA de CV
4.125%, 5/02/26 (c)		209	205,060
Tyson Foods, Inc.
2.65%, 8/15/19		199	198,164
3.95%, 8/15/24		650	649,298
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		570	564,750
Zoetis, Inc.
3.45%, 11/13/20		509	510,084

			7,486,558

Energy - 1.6%
Cenovus Energy, Inc.
3.00%, 8/15/22		33	31,573
5.70%, 10/15/19		159	162,773
Energy Transfer Partners LP
5.20%, 2/01/22		510	530,762
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		115	116,539
Enterprise Products Operating LLC
3.70%, 2/15/26		771	760,969
5.20%, 9/01/20		335	348,249
Hess Corp.
4.30%, 4/01/27		1,053	1,028,518

	Principal Amount (000)		U.S. $ Value
Kinder Morgan Energy Partners LP
4.15%, 3/01/22	U.S.$	104	$105,411
5.00%, 10/01/21		1,200	1,246,368
Marathon Petroleum Corp.
5.125%, 3/01/21		280	291,147
Noble Energy, Inc.
3.90%, 11/15/24		491	484,897
4.15%, 12/15/21		561	570,071
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		621	594,719
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		418	431,247
TransCanada PipeLines Ltd.
9.875%, 1/01/21		930	1,067,110
Valero Energy Corp.
6.125%, 2/01/20		476	494,569
Williams Partners LP
3.90%, 1/15/25		1,250	1,233,275
4.125%, 11/15/20		300	303,807

			9,802,004

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (c)		600	619,500

Services - 0.3%
Expedia Group, Inc.
3.80%, 2/15/28		886	826,097
S&P Global, Inc.
4.40%, 2/15/26		611	625,872
Total System Services, Inc.
4.00%, 6/01/23		496	498,128

			1,950,097

Technology - 0.7%
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,228
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		190	183,772
3.875%, 1/15/27		407	381,518
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (c)		456	462,963
5.45%, 6/15/23 (c)		200	209,980
6.02%, 6/15/26 (c)		424	448,070
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (c)		871	861,175
KLA-Tencor Corp.
4.65%, 11/01/24		639	658,521
Lam Research Corp.
2.80%, 6/15/21		250	245,728
Motorola Solutions, Inc.
7.50%, 5/15/25		92	105,757
Seagate HDD Cayman
4.75%, 1/01/25		398	386,156

	Principal Amount (000)		U.S. $ Value
VMware, Inc.
2.95%, 8/21/22	U.S.$	389	$376,019

			4,326,887

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		565	551,642

			37,721,336

Utility - 0.6%
Electric - 0.6%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (c)		1,210	1,216,389
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		332	408,619
CMS Energy Corp.
5.05%, 3/15/22		144	150,425
Enel Chile SA
4.875%, 6/12/28		821	839,111
Exelon Generation Co. LLC
2.95%, 1/15/20		736	732,674
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		620	641,700

			3,988,918

Total Corporates - Investment Grade (cost $88,489,381)			88,054,923

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
Non-Agency Fixed Rate CMBS - 5.4%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		1,210	1,178,772
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		730	705,265
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		885	879,092
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class D
4.422%, 4/10/46 (c)(f)		191	186,112
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,382	1,344,256
Series 2015-GC27, Class XA
1.539%, 2/10/48 (g)		12,695	873,029
Series 2015-GC35, Class A4
3.818%, 11/10/48		450	453,783
Series 2016-C1, Class A4
3.209%, 5/10/49		775	747,629
Series 2016-GC36, Class A5
3.616%, 2/10/49		565	560,999

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)	U.S.$	238	$230,424
Series 2015-CR24, Class A5
3.696%, 8/10/48		590	590,857
Series 2015-CR25, Class A4
3.759%, 8/10/48		1,155	1,161,819
Series 2015-DC1, Class A5
3.35%, 2/10/48		1,220	1,197,941
Series 2015-PC1, Class A5
3.902%, 7/10/50		745	752,149
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		475	469,114
Series 2015-C3, Class A4
3.718%, 8/15/48		395	396,147
Series 2015-C4, Class A4
3.808%, 11/15/48		1,853	1,864,712
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		693	689,260
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		414	402,765
Series 2014-GC18, Class D
4.943%, 1/10/47 (c)(f)		581	508,587
Series 2018-GS9, Class A4
3.992%, 3/10/51		1,150	1,163,508
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		28	28,558
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (f)		122	121,902
Series 2011-C5, Class D
5.405%, 8/15/46 (c)(f)		129	126,376
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA
0.892%, 9/15/47 (g)		22,281	919,855
Series 2015-C30, Class A5
3.822%, 7/15/48		585	590,375
Series 2015-C31, Class A3
3.801%, 8/15/48		990	997,485
Series 2015-C32, Class C
4.667%, 11/15/48 (f)		545	537,845
Series 2015-C33, Class A4
3.77%, 12/15/48		1,150	1,154,846
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (f)		192	134,498
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		38	37,996
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		512	506,197

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class XA
1.126%, 10/15/48 (g)	U.S.$	11,104	$650,873
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (f)		320	314,710
Series 2016-UB12, Class A4
3.596%, 12/15/49		870	857,927
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		1,200	1,240,791
Series 2018-C8, Class A4
3.983%, 2/15/51		990	998,449
Series 2018-C9, Class A4
4.117%, 3/15/51		1,800	1,831,690
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,309	2,253,703
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48		1,160	1,144,844
Series 2015-SG1, Class C
4.469%, 9/15/48 (f)		537	525,426
Series 2016-LC25, Class C
4.436%, 12/15/59 (f)		330	316,987
Series 2016-NXS6, Class A4
2.918%, 11/15/49		900	847,874
Series 2016-NXS6, Class C
4.311%, 11/15/49 (f)		525	513,825
WF-RBS Commercial Mortgage Trust
Series 2014-C20, Class A2
3.036%, 5/15/47		538	538,407

			33,547,659

Non-Agency Floating Rate CMBS - 2.0%
Ashford Hospitality Trust, Inc.
Series 2018-ASHF, Class A
2.972% (LIBOR 1 Month + 0.90%), 4/15/35 (c)(e)		1,093	1,091,144
Series 2018-KEYS, Class A
3.05% (LIBOR 1 Month + 1.00%), 5/15/35 (c)(e)		1,250	1,249,994
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.072% (LIBOR 1 Month + 1.00%), 11/15/33 (c)(e)(f)		1,755	1,776,145
BHMS Mortgage Trust
Series 2018-ATLS, Class A
3.322% (LIBOR 1 Month + 1.25%), 7/15/35 (c)(e)		1,235	1,239,895
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
2.892% (LIBOR 1 Month + 0.82%), 6/15/35 (c)(e)		1,000	1,003,474

	Principal Amount (000)		U.S. $ Value
BX Trust
Series 2017-IMC, Class A
3.122% (LIBOR 1 Month + 1.05%), 10/15/32 (c)(e)	U.S.$	1,150	$1,151,427
Series 2018-GW, Class A
2.872% (LIBOR 1 Month + 0.80%), 5/15/35 (c)(e)		296	295,899
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.672% (LIBOR 1 Month + 4.60%), 11/15/33 (c)(e)(f)		185	186,782
Great Wolf Trust
Series 2017-WOLF, Class A
3.072% (LIBOR 1 Month + 0.85%), 9/15/34 (c)(e)		745	745,478
H/2 Asset Funding NRE
Series 2015-1A, Class AFL
3.719% (LIBOR 1 Month + 1.65%), 6/24/49 (e)(f)(h)		103	102,551
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.772% (LIBOR 1 Month + 1.70%), 7/15/36 (c)(e)		501	502,336
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.028% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(e)		195	195,008
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A
2.856% (LIBOR 1 Month + 0.78%), 7/15/33 (c)(e)		1,200	1,192,749
RETL
Series 2018-RVP, Class A
3.172% (LIBOR 1 Month + 1.10%), 3/15/33 (c)(e)		559	561,327
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.292% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(e)		995	996,663

			12,290,872

Total Commercial Mortgage-Backed Securities (cost $46,590,594)			45,838,531

ASSET-BACKED SECURITIES - 4.3%
Autos - Fixed Rate - 2.0%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		23	23,439
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		28	28,382

	Principal Amount (000)		U.S. $ Value
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (c)	U.S.$	289	$289,089
Series 2018-1A, Class A
3.70%, 9/20/24 (c)		1,760	1,760,057
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		16	15,649
CPS Auto Receivables Trust
Series 2017-D, Class A
1.87%, 3/15/21 (c)		560	557,204
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		250	264,909
Series 2016-3A, Class A
1.84%, 11/16/20 (c)		43	43,410
Series 2017-2A, Class A
2.11%, 6/15/21 (c)		233	232,633
Series 2017-3A, Class A
2.05%, 12/15/21 (c)		502	499,884
Series 2018-2A, Class A
2.79%, 7/15/21 (c)		682	681,974
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)		325	346,585
Series 2016-4, Class D
3.89%, 11/15/22 (c)		330	329,329
Series 2017-2, Class A
1.85%, 7/15/21 (c)		451	448,506
Series 2017-4, Class A
2.07%, 4/15/22 (c)		251	249,074
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (c)		728	722,036
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (c)		625	618,716
Series 2015-1A, Class B
3.52%, 3/25/21 (c)		489	485,117
Series 2015-2A, Class A
2.02%, 9/25/19 (c)		508	507,454
Series 2015-3A, Class A
2.67%, 9/25/21 (c)		1,000	982,079
Series 2016-1A, Class A
2.32%, 3/25/20 (c)		737	733,957
Series 2017-1A, Class A
2.96%, 10/25/21 (c)		1,510	1,491,146
Santander Drive Auto Receivables Trust
Series 2017-3, Class A2
1.67%, 6/15/20		231	230,352

	Principal Amount (000)		U.S. $ Value
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (c)	U.S.$	875	$895,204

			12,436,185

Other ABS - Fixed Rate - 1.7%
CLUB Credit Trust
Series 2017-P1, Class A
2.42%, 9/15/23 (c)(f)		428	426,613
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		493	490,737
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (c)(f)		780	779,065
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (c)(f)		6	5,713
Series 2017-1A, Class A
2.827%, 3/15/24 (c)(f)		140	139,551
Series 2017-2A, Class A
2.39%, 7/15/24 (c)(f)		284	283,105
Series 2017-3A, Class A
2.36%, 12/15/24 (c)(f)		246	245,125
Series 2017-3A, Class B
3.01%, 12/15/24 (c)(f)		297	294,836
Series 2018-1A, Class A
2.61%, 3/15/28 (c)(f)		572	570,357
Series 2018-3A, Class A
3.20%, 9/15/28 (c)(f)		1,500	1,499,724
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (c)(f)		285	284,547
SBA Tower Trust
Series 2015-1A, Class C
3.156%, 10/08/20 (c)(f)		851	844,617
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)(f)		132	131,640
Series 2016-3, Class A
3.05%, 12/26/25 (c)(f)		358	356,641
Series 2017-2, Class A
3.28%, 2/25/26 (c)(f)		851	849,053
Series 2017-5, Class A2
2.78%, 9/25/26 (c)(f)		855	840,244
Series 2017-6, Class A2
2.82%, 11/25/26 (c)(f)		990	980,450
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (c)		1,166	1,165,883

			10,187,901

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 0.5%
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22	U.S.$	1,084	$1,081,905
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22		209	208,200
World Financial Network Credit Card Master Trust
Series 2016-B, Class A
1.44%, 6/15/22		313	312,875
Series 2018-A, Class A
3.07%, 12/16/24		1,675	1,664,393

			3,267,373

Autos - Floating Rate - 0.1%
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
2.642% (LIBOR 1 Month + 0.57%), 1/15/22 (e)		692	695,026

Total Asset-Backed Securities (cost $26,647,001)			26,586,485

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
Risk Share Floating Rate - 3.0%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.564% (LIBOR 1 Month + 6.50%), 4/25/26 (e)(h)		60	61,010
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.314% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		1,640	1,826,074
Series 2014-DN3, Class M3
6.064% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		896	980,325
Series 2014-HQ3, Class M3
6.814% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		290	321,618
Series 2015-DNA2, Class M2
4.664% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		422	430,737
Series 2015-DNA2, Class M3
5.964% (LIBOR 1 Month + 3.90%), 12/25/27 (e)		805	893,112
Series 2015-HQA1, Class M2
4.714% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		299	303,893
Series 2015-HQA2, Class M3
6.864% (LIBOR 1 Month + 4.80%), 5/25/28 (e)		276	322,553
Series 2016-DNA1, Class M3
7.614% (LIBOR 1 Month + 5.55%), 7/25/28 (e)		324	394,582

	Principal Amount (000)		U.S. $ Value
Series 2016-DNA2, Class M3
6.714% (LIBOR 1 Month + 4.65%), 10/25/28 (e)	U.S.$	1,100	$1,268,022
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.064% (LIBOR 1 Month + 3.00%), 7/25/24 (e)		436	466,890
Series 2014-C04, Class 1M2
6.964% (LIBOR 1 Month + 4.90%), 11/25/24 (e)		442	505,382
Series 2014-C04, Class 2M2
7.064% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		137	154,528
Series 2015-C01, Class 1M2
6.364% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		1,091	1,203,137
Series 2015-C01, Class 2M2
6.614% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		265	287,229
Series 2015-C02, Class 1M2
6.064% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		405	445,046
Series 2015-C02, Class 2M2
6.064% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		302	326,633
Series 2015-C03, Class 1M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		532	602,672
Series 2015-C03, Class 2M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		520	578,719
Series 2015-C04, Class 1M2
7.764% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		1,022	1,189,484
Series 2015-C04, Class 2M2
7.614% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		504	571,511
Series 2016-C01, Class 1M2
8.814% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		587	709,541
Series 2016-C01, Class 2M2
9.014% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		446	530,530
Series 2016-C02, Class 1M2
8.064% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		505	596,814
Series 2016-C03, Class 2M2
7.964% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		1,834	2,134,654
Series 2016-C05, Class 2M2
6.514% (LIBOR 1 Month + 4.45%), 1/25/29 (e)		1,165	1,300,159

	Principal Amount (000)		U.S. $ Value
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M1
4.914% (LIBOR 1 Month + 2.85%), 11/25/25 (e)(h)	U.S.$	50	$50,126

			18,454,981

Agency Floating Rate - 1.0%
Federal Home Loan Mortgage Corp. REMICs
Series 3955, Class SD
4.528% (6.60% - LIBOR 1 Month), 11/15/41 (e)(i)		5,391	763,566
Series 4693, Class SL
4.078% (6.15% - LIBOR 1 Month), 6/15/47 (e)(i)		2,800	481,185
Series 4727, Class SA
4.128% (6.20% - LIBOR 1 Month), 11/15/47 (e)(i)		3,262	558,812
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.476% (6.54% - LIBOR 1 Month), 12/25/41 (e)(i)		1,442	255,343
Series 2014-17, Class SA
3.986% (6.05% - LIBOR 1 Month), 4/25/44 (e)(i)		3,610	566,784
Series 2014-78, Class SE
4.036% (6.10% - LIBOR 1 Month), 12/25/44 (e)(i)		2,534	380,631
Series 2014-92, Class SX
4.036% (6.10% - LIBOR 1 Month), 1/25/45 (e)(i)		3,192	505,494
Series 2016-77, Class DS
3.936% (6.00% - LIBOR 1 Month), 10/25/46 (e)(i)		2,948	469,106
Series 2017-62, Class AS
4.086% (6.15% - LIBOR 1 Month), 8/25/47 (e)(i)		2,881	475,126
Series 2017-81, Class SA
4.136% (6.20% - LIBOR 1 Month), 10/25/47 (e)(i)		3,018	510,769
Series 2017-97, Class LS
4.136% (6.20% - LIBOR 1 Month), 12/25/47 (e)(i)		3,088	546,954
Government National Mortgage Association
Series 2017-122, Class SA
4.114% (6.20% - LIBOR 1 Month), 8/20/47 (e)(i)		2,066	361,957
Series 2017-134, Class MS
4.114% (6.20% - LIBOR 1 Month), 9/20/47 (e)(i)		1,991	353,963

			6,229,690

Total Collateralized Mortgage Obligations (cost $23,470,559)			24,684,671

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 2.9%
Industrial - 1.9%
Basic - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)	U.S.$	391	$389,804
SPCM SA
4.875%, 9/15/25 (c)		500	478,185

			867,989

Communications - Media - 0.4%
Altice France SA/France
5.375%, 5/15/22 (c)	EUR	231	277,853
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (c)	U.S.$	656	629,760
5.00%, 2/01/28 (c)		702	659,466
CSC Holdings LLC
6.75%, 11/15/21		145	151,369
Sirius XM Radio, Inc.
5.00%, 8/01/27 (c)		897	854,509

			2,572,957

Communications - Telecommunications - 0.2%
Sprint Capital Corp.
6.90%, 5/01/19		1,000	1,021,950

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (c)		321	294,537

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
6.25%, 2/15/22 (c)		360	372,513
6.50%, 2/15/25 (c)		460	485,346
KB Home
4.75%, 5/15/19		345	346,708

			1,204,567

Consumer Non-Cyclical - 0.2%
HCA, Inc.
5.375%, 2/01/25		459	464,783
Tenet Healthcare Corp.
5.125%, 5/01/25		967	938,106

			1,402,889

Energy - 0.6%
Antero Resources Corp.
5.125%, 12/01/22		146	147,015
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		575	410,412
Nabors Industries, Inc.
5.50%, 1/15/23		671	651,239
5.75%, 2/01/25 (c)		614	580,555
PDC Energy, Inc.
5.75%, 5/15/26		643	636,049

	Principal Amount (000)		U.S. $ Value
SM Energy Co.
6.50%, 1/01/23	U.S.$	41	$41,644
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (c)		618	607,377
5.875%, 3/15/28 (c)		640	602,688

			3,676,979

Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26		480	471,811

Transportation - Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (c)		270	249,753

			11,763,432

Financial Institutions - 0.9%
Banking - 0.7%
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		137	152,108
Barclays PLC
5.20%, 5/12/26		562	559,162
CIT Group, Inc.
5.25%, 3/07/25		579	591,605
Citigroup, Inc.
5.95%, 1/30/23 (d)		257	263,510
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (d)		650	606,853
Royal Bank of Scotland Group PLC
2.006% (EURIBOR 3 Month + 2.33%), 9/30/18 (c)(d)(e)	EUR	150	171,840
8.625%, 8/15/21 (d)	U.S.$	480	517,838
Series U
4.654% (LIBOR 3 Month + 2.32%), 9/30/27 (d)(e)		600	573,066
Standard Chartered PLC
3.849% (LIBOR 3 Month + 1.51%), 1/30/27 (c)(d)(e)		400	338,372
7.50%, 4/02/22 (c)(d)		380	398,050

			4,172,404

Finance - 0.2%
Navient Corp.
6.125%, 3/25/24		722	714,369
6.625%, 7/26/21		415	428,458
7.25%, 1/25/22		54	56,454

			1,199,281

			5,371,685

	Principal Amount (000)		U.S. $ Value
Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21	U.S.$	562	$562,685

Total Corporates - Non-Investment Grade (cost $18,094,510)			17,697,802

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.4%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		426	168,270

Consumer Non-Cyclical - 0.1%
BRF SA
3.95%, 5/22/23 (c)		312	283,920
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		218	203,013
Natura Cosmeticos SA
5.375%, 2/01/23 (c)		246	239,850
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (f)(h)(j)(k)		655	38,291

			765,074

Energy - 0.2%
Petrobras Global Finance BV
5.75%, 2/01/29		802	735,675
6.125%, 1/17/22		9	9,308
6.25%, 3/17/24		565	574,040

			1,319,023

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (c)		458	439,698

			2,692,065

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (c)		366	351,818
Terraform Global Operating LLC
6.125%, 3/01/26 (c)		222	216,434

			568,252

Total Emerging Markets - Corporate Bonds (cost $4,008,466)			3,260,317

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Mexico - 0.1%
Mexico Government International Bond
3.60%, 1/30/25		650	632,775

	Principal Amount (000)		U.S. $ Value
Qatar - 0.2%
Qatar Government International Bond
3.875%, 4/23/23 (c)	U.S.$	909	$912,363

Saudi Arabia - 0.2%
Saudi Government International Bond
4.00%, 4/17/25 (c)		1,459	1,459,467

Total Governments - Sovereign Bonds
(cost $2,989,116)			3,004,605

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Indonesia - 0.2%
Pertamina Persero PT
6.45%, 5/30/44 (c)		575	628,188
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (c)		776	806,349

Total Quasi-Sovereigns
(cost $1,394,320)			1,434,537

EMERGING MARKETS - TREASURIES - 0.1%
Argentina - 0.1%
Argentina POM Politica Monetaria Series POM
32.223% (ARPP7DRR), 6/21/20 (e)
(cost $532,585)	ARS	8,700	317,828

EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (c)
(cost $255,000)	U.S.$	255	258,506

	Shares
COMMON STOCKS - 0.0%
Financials - 0.0%
Insurance - 0.0%
Mt Logan Re Ltd. (Preference Shares) (f)(l)
(cost $260,000)		260	256,003

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.8%
Governments - Treasuries - 2.1%
Japan - 2.1%
Japan Treasury Discount Bill
Series 743
Zero Coupon, 9/10/18	JPY	1,050,500	9,396,578
Series 760
Zero Coupon, 8/27/18		427,150	3,820,548

Total Governments - Treasuries
(cost $13,772,289)			13,217,126

	Shares	U.S. $ Value
Investment Companies - 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (m)(n)(o) (cost $4,481,186)	4,481,186	$4,481,186

Total Short-Term Investments (cost $18,253,475)		17,698,312

Total Investments - 130.0% (cost $817,924,030) (p)		805,711,049
Other assets less liabilities - (30.0)%		(185,858,881)

Net Assets - 100.0%		$619,852,168

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	34	September 2018	USD	6,800	$7,201,665	$7,186,750	$(14,915)
U.S. T-Note 5 Yr (CBT) Futures	381	September 2018	USD	38,100	43,128,496	43,100,625	(27,871)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	12	September 2018	JPY	1,200,000	16,167,170	16,172,070	(4,900)
10 Yr Mini Japan Government Bond Futures	50	September 2018	JPY	500,000	6,733,242	6,732,102	1,140
Euro-BOBL Futures	46	September 2018	EUR	4,600	7,071,861	7,079,315	(7,454)
U.S. T-Note 10 Yr (CBT) Futures	970	September 2018	USD	97,000	115,954,169	115,839,219	114,950
U.S. Ultra Bond (CBT) Futures	9	September 2018	USD	900	1,419,674	1,412,156	7,518

							$68,468

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	4,835	USD	3,385	8/09/18	$89,652
Australia and New Zealand Banking Group Ltd.	SGD	1,041	USD	782	8/16/18	16,431
Barclays Bank PLC	TWD	51,857	USD	1,751	9/13/18	50,755
BNP Paribas SA	GBP	1,692	USD	2,271	8/03/18	49,645
BNP Paribas SA	USD	783	NZD	1,148	8/09/18	(115)
Citibank, NA	USD	1,737	MXN	36,046	8/07/18	195,666
Citibank, NA	USD	2,541	INR	173,546	8/09/18	(9,512)
Citibank, NA	USD	963	SGD	1,314	8/16/18	1,900
Citibank, NA	JPY	2,022,592	USD	18,033	8/27/18	(85,139)
HSBC Bank USA	INR	67,617	USD	993	8/09/18	6,239
HSBC Bank USA	TWD	14,114	USD	478	9/13/18	14,683
JPMorgan Chase Bank, NA	MXN	18,029	USD	967	8/07/18	291
JPMorgan Chase Bank, NA	USD	658	SGD	891	8/16/18	(3,675)
JPMorgan Chase Bank, NA	PLN	5,679	USD	1,548	10/18/18	(7,777)
Morgan Stanley & Co., Inc.	BRL	2,880	USD	767	8/02/18	(327)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	744	BRL	2,880	8/02/18	$22,969
Royal Bank of Scotland PLC	USD	1,469	SGD	2,001	8/16/18	716
Standard Chartered Bank	BRL	24,999	USD	6,559	8/02/18	(102,013)
Standard Chartered Bank	USD	6,064	BRL	23,063	8/02/18	80,725
Standard Chartered Bank	USD	521	BRL	1,936	8/02/18	(4,688)
Standard Chartered Bank	AUD	3,147	USD	2,395	8/09/18	56,494
Standard Chartered Bank	SGD	3,819	USD	2,851	8/16/18	44,888
Standard Chartered Bank	BRL	1,936	USD	519	9/05/18	4,687
Standard Chartered Bank	USD	197	BRL	738	9/05/18	(1,356)
Standard Chartered Bank	TWD	120,998	USD	3,979	9/13/18	10,637
Standard Chartered Bank	USD	1,554	KRW	1,733,354	11/15/18	7,329
State Street Bank & Trust Co.	USD	346	GBP	260	8/03/18	(3,946)
State Street Bank & Trust Co.	NZD	619	USD	423	8/09/18	623
State Street Bank & Trust Co.	USD	198	AUD	263	8/09/18	(2,796)
State Street Bank & Trust Co.	USD	487	SGD	665	8/16/18	1,916
State Street Bank & Trust Co.	USD	226	CAD	293	8/30/18	(588)
State Street Bank & Trust Co.	EUR	2,372	USD	2,798	10/11/18	10,131
State Street Bank & Trust Co.	USD	2,217	MYR	8,937	11/29/18	(15,572)

						$428,873

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 30, 5 Year Index, 6/20/23*	(1.00)%	Quarterly	0.58%	USD 8,750	$(174,610)	$(146,105)	$(28,505)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
EUR	28,310	4/10/20	-0.149%	6 Month EURIBOR	Annual/Semi-Annual	$(35,461)
EUR	3,540	4/10/20	-0.151%	6 Month EURIBOR	Annual/Semi-Annual	(4,225)
EUR	11,810	4/11/20	-0.148%	6 Month EURIBOR	Annual/Semi-Annual	(14,443)
EUR	40,940	6/11/20	-0.115%	6 Month EURIBOR	Annual/Semi-Annual	(47,044)
AUD	47,270	6/21/20	2.118%	3 Month BBSW	Quarterly/Quarterly	(17,608)
NOK	538,890	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	(173,455)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
SEK	38,290	3/31/22	3 Month STIBOR	0.341%	Quarterly/Annual	$19,086
NZD	7,090	3/31/22	3 Month BKBM	2.936%	Quarterly/Semi-Annual	133,945
USD	1,160	6/09/25	2.488%	3 Month LIBOR	Semi-Annual/Quarterly	38,182
USD	2,106	8/04/25	2.293%	3 Month LIBOR	Semi-Annual/Quarterly	85,476
USD	5,400	10/04/26	1.487%	3 Month LIBOR	Semi-Annual/Quarterly	595,367
USD	1,080	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	110,129
USD	1,080	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	107,496
USD	7,030	4/04/27	2.436%	3 Month LIBOR	Semi-Annual/Quarterly	287,187
USD	2,190	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/Quarterly	120,719
USD	3,380	3/28/28	2.920%	3 Month LIBOR	Semi-Annual/Quarterly	14,904
USD	1,490	11/10/35	2.631%	3 Month LIBOR	Semi-Annual/Quarterly	97,837

						$1,318,092

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.56%	USD	534	$(24,069)	$(6,022)	$(18,047)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.56	USD	466	(21,004)	(5,068)	(15,936)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(5.00)	Monthly	0.46	USD	30	(83)	378	(461)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(5.00)	Monthly	0.46	USD	2,785	(7,713)	34,881	(42,594)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(5.00)%	Monthly	0.46%	USD	26	$(72)	$237	$(309)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(5.00)	Monthly	0.46	USD	3,469	(9,608)	36,751	(46,359)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(5.00)	Monthly	0.46	USD	1,041	(2,883)	10,934	(13,817)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(5.00)	Monthly	0.46	USD	354	(981)	4,780	(5,761)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(5.00)	Monthly	0.46	USD	387	(1,072)	5,183	(6,255)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(5.00)	Monthly	0.46	USD	226	(626)	2,145	(2,771)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(5.00)	Monthly	0.46	USD	836	(2,316)	10,898	(13,214)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(5.00)	Monthly	0.46	USD	418	(1,158)	5,449	(6,607)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	723	(79,373)	(92,355)	12,982
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	67	(7,355)	(11,139)	3,784
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	209	(22,928)	(32,150)	9,222
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	547	(60,051)	(86,675)	26,624
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	210	(23,055)	(29,430)	6,375
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	248	(27,227)	(33,949)	6,722
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.31	USD	1,145	(12,735)	(26,284)	13,549

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.20%	USD	122	$(13,393)	$(15,348)	$1,955
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	130	(14,271)	(10,881)	(3,390)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	169	(18,553)	(14,446)	(4,107)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	326	(35,789)	(32,104)	(3,685)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	226	(24,792)	(34,606)	9,814
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	471	(51,708)	(31,450)	(20,258)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	138	(15,150)	(9,848)	(5,302)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	130	(14,272)	(16,908)	2,636
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	436	(47,866)	(32,286)	(15,580)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	247	(27,117)	(27,466)	349
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	30	(3,294)	(3,630)	336
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	150	(16,468)	(19,510)	3,042
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	714	(78,385)	(42,301)	(36,084)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	217	(23,823)	(25,620)	1,797
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	218	(23,933)	(25,728)	1,795
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	464	(50,939)	(39,393)	(11,546)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.20%	USD	662	$(72,676)	$(47,889)	$(24,787)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	1,000	(109,617)	(136,650)	27,033
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	1,300	(142,718)	(158,493)	15,775
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	710	(77,946)	(84,382)	6,436
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	371	(40,730)	(62,589)	21,859
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	517	(56,758)	(88,474)	31,716
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	15	(1,646)	(2,352)	706
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	166	(18,224)	(18,255)	31
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	598	(65,650)	(94,882)	29,232
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	178	(19,541)	(15,876)	(3,665)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	15	(1,646)	(1,387)	(259)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	30	(3,293)	(2,826)	(467)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	30	(3,293)	(3,058)	(235)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	59	(6,477)	(6,574)	97
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	322	(35,351)	(45,233)	9,882
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	1,100	(120,670)	(167,796)	47,126
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	191	(20,969)	(13,902)	(7,067)

						$(1,561,267)	$(1,543,579)	$(17,688)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	17,640	7/15/21	1.765%	CPI	#	Maturity	$383,000
Barclays Bank PLC	USD	20,750	7/15/20	1.527%	CPI	#	Maturity	441,863
Barclays Bank PLC	USD	6,950	1/15/21	1.490%	CPI	#	Maturity	166,161
Deutsche Bank AG	USD	5,190	7/15/21	2.152%	CPI	#	Maturity	34,193

								$1,025,217

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	595	3/06/42	2.804%	3 Month LIBOR	Semi-Annual/Quarterly	$22,450

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 3/3/20*	12.75%	Maturity	AUD	33	$(8,262)	$	– 0	–	$(8,262)
AUD/JPY 1/14/20*	11.12	Maturity	AUD	65	11,866		– 0	–	11,866
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	15	(4,379)		– 0	–	(4,379)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	18	(4,599)		– 0	–	(4,599)

					$(5,374)	$	– 0	–	$(5,374)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2018
HSBC Bank USA	2.00%	7/23/19	$4,672,332
HSBC Bank USA	2.11%	8/07/18	36,135,090
HSBC Bank USA	2.20%	10/10/18	9,137,905
HSBC Bank USA+	1.97%	—	34,279,598
HSBC Bank USA+	2.00%	—	16,513,572
JPMorgan Chase Bank	2.07%	8/20/18	9,149,702
JPMorgan Chase Bank	2.12%	10/03/18	13,377,871
JPMorgan Chase Bank	2.15%	10/23/18	39,186,650
JPMorgan Chase Bank+	2.00%	—	21,082,394

			$183,535,114

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2018

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the statements of assets and liabilities is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$71,875,564	$45,284,792	$61,702,426	$4,672,332	$183,535,114

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $69,031,160 or 11.1% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2018.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	IO - Interest Only.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of July 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.564%, 4/25/26	4/29/16	$60,487	$61,010	0.01%
H/2 Asset Funding NRE Series 2015-1A, Class AFL
3.719%, 6/24/49	6/19/15	102,551	102,551	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	$363,153	$38,291	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M1
4.914%, 11/25/25	9/28/15	49,868	50,126	0.01%

(i)	Inverse interest only security.
(j)	Non-income producing security.
(k)	Defaulted matured security.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$260,000	$256,003	0.04%

(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,028,513 and gross unrealized depreciation of investments was $(15,429,962), resulting in net unrealized depreciation of $(9,401,449).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:
ABS	-	Asset-Backed Securities
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Bond Inflation Strategy

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$576,618,529	$	– 0	–	$576,618,529
Corporates - Investment Grade		– 0	–	88,054,923		– 0	–	88,054,923
Commercial Mortgage-Backed Securities		– 0	–	40,486,785		5,351,746		45,838,531
Asset-Backed Securities		– 0	–	18,055,204		8,531,281		26,586,485
Collateralized Mortgage Obligations		– 0	–	24,684,671		– 0	–	24,684,671
Corporates - Non-Investment Grade		– 0	–	17,697,802		– 0	–	17,697,802
Emerging Markets - Corporate Bonds		– 0	–	3,222,026		38,291		3,260,317
Governments - Sovereign Bonds		– 0	–	3,004,605		– 0	–	3,004,605
Quasi-Sovereigns		– 0	–	1,434,537		– 0	–	1,434,537

Investments in Securities:	Level 1		Level 2		Level 3		Total
Emerging Markets - Treasuries	– 0	–	317,828		– 0	–	317,828
Emerging Markets - Sovereigns	– 0	–	258,506		– 0	–	258,506
Common Stocks	– 0	–	– 0	–	256,003		256,003
Short-Term Investments:
Governments - Treasuries	– 0	–	13,217,126		– 0	–	13,217,126
Investment Companies	4,481,186		– 0	–	– 0	–	4,481,186

Total Investments in Securities	4,481,186		787,052,542		14,177,321		805,711,049
Other Financial Instruments (a):
Assets:
Futures	123,608		– 0	–	– 0	–	123,608
Forward Currency Exchange Contracts	– 0	–	666,377		– 0	–	666,377
Centrally Cleared Interest Rate Swaps	– 0	–	1,610,328		– 0	–	1,610,328
Inflation (CPI) Swaps	– 0	–	1,025,217		– 0	–	1,025,217
Interest Rate Swaps	– 0	–	22,450		– 0	–	22,450
Variance Swaps	– 0	–	11,866		– 0	–	11,866
Liabilities:
Futures	(55,140)		– 0	–	– 0	–	(55,140)
Forward Currency Exchange Contracts	– 0	–	(237,504)		– 0	–	(237,504)
Centrally Cleared Credit Default Swaps	– 0	–	(174,610)		– 0	–	(174,610)
Centrally Cleared Interest Rate Swaps	– 0	–	(292,236)		– 0	–	(292,236)
Credit Default Swaps	– 0	–	(1,561,267)		– 0	–	(1,561,267)
Reverse Repurchase Agreements	(183,535,114)		– 0	–	– 0	–	(183,535,114)
Variance Swaps	– 0	–	(17,240)		– 0	–	(17,240)

Total (b)	$(178,985,460)		$788,105,923		$14,177,321		$623,297,784

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Emerging Markets - Corporate Bonds
Balance as of 10/31/17	$4,607,155		$6,237,183		$	– 0	–
Accrued discounts/(premiums)	3,583		– 0	–		– 0	–
Realized gain (loss)	(47,358)		22			– 0	–
Change in unrealized appreciation/depreciation	13,380		(65,564)			4,723
Purchases/Payups	1,755,000		4,625,324			– 0	–
Sales/Paydowns	(980,014)		(2,265,684)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		33,568
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 7/31/18	$5,351,746		$8,531,281			$38,291

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(37,109)		$(65,142)			$4,723

	Common Stocks		Total
Balance as of 10/31/17	$271,107		$11,115,445
Accrued discounts/(premiums)	– 0	–	3,583
Realized gain (loss)	– 0	–	(47,336)
Change in unrealized appreciation/depreciation	(15,104)		(62,565)
Purchases/Payups	– 0	–	6,380,324
Sales/Paydowns	– 0	–	(3,245,698)
Transfers in to Level 3	– 0	–	33,568	(a)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/18	$256,003		$14,177,321

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(15,104)		$(112,632)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2018. Securities priced (i) by third party vendors or (ii) by brokers, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/18	Valuation Technique	Unobservable Input	Input
Common Stock	$256,003	Market Approach	NAV Equivalent	$984.63 / N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV Equivalent in isolation would be expected to result in a significantly higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$180,217	$175,736	$4,481	$50

AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 68.6%
Indonesia - 0.3%
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR	107,698,000	$7,664,707
Series FR59
7.00%, 5/15/27		17,484,000	1,144,086

			8,808,793

Malaysia - 1.0%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	55,010	13,830,732
Series 414
3.654%, 10/31/19		15,620	3,852,253
Series 511
3.58%, 9/28/18		22,865	5,626,523
Series 515
3.759%, 3/15/19		12,880	3,175,894

			26,485,402

Mexico - 1.4%
Mexican Bonos
Series M
8.00%, 12/07/23	MXN	178,767	9,699,003
Series M 20
7.50%, 6/03/27		522,115	27,526,450

			37,225,453

Russia - 0.4%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	670,156	10,803,163

United States - 65.4%
U.S. Treasury Bonds
3.125%, 8/15/44 (a)(b)	U.S.$	15,356	15,475,969
5.50%, 8/15/28 (a)		144,400	175,919,813
6.125%, 11/15/27		12,091	15,179,873
U.S. Treasury Notes
1.125%, 9/30/21		17,500	16,627,734
1.375%, 5/31/20		16,500	16,121,016
1.50%, 3/31/23		38,865	36,605,972
1.625%, 8/15/22 (a)		248,786	237,512,693
1.625%, 10/31/23		62,500	58,740,234
1.75%, 11/30/21 (b)		155,061	149,948,736
1.75%, 5/15/22 (a)		161,639	155,476,706
1.75%, 5/31/22		36,875	35,457,617
1.875%, 4/30/22		50,000	48,343,750
2.00%, 1/15/21 (a)		180,168	177,014,962
2.00%, 11/15/21-11/15/26		127,178	122,744,371
2.125%, 7/31/24		147,044	140,794,917
2.25%, 11/15/25-11/15/27		29,000	27,576,328
2.375%, 4/30/20		25,300	25,181,406
2.50%, 5/15/24		12,670	12,404,722

	Principal Amount (000)		U.S. $ Value
3.125%, 5/15/21 (a)(b)	U.S.$	244,930	$247,302,558
3.625%, 2/15/21 (b)(c)		36,605	37,388,576

			1,751,817,953

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (d)	UYU	37,222	1,060,873
9.875%, 6/20/22 (d)		20,752	673,153

			1,734,026

Total Governments - Treasuries (cost $1,846,042,277)			1,836,874,790

CORPORATES - NON-INVESTMENT GRADE - 17.7%
Industrial - 13.4%
Basic - 1.8%
Alcoa Nederland Holding BV
6.125%, 5/15/28 (d)	U.S.$	510	527,850
CF Industries, Inc.
4.95%, 6/01/43		492	418,771
5.375%, 3/15/44		371	329,326
Constellium NV
4.25%, 2/15/26 (d)	EUR	2,060	2,410,162
5.75%, 5/15/24 (d)	U.S.$	3,680	3,649,861
Eldorado Gold Corp.
6.125%, 12/15/20 (d)		935	910,456
ERP Iron Ore, LLC
9.039%, 12/31/19 (e)(f)(g)(h)		166	165,779
Freeport-McMoRan, Inc.
5.45%, 3/15/43		1,908	1,693,865
6.875%, 2/15/23		2,558	2,735,090
INEOS Group Holdings SA
5.375%, 8/01/24 (d)	EUR	4,050	4,990,420
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (d)	U.S.$	2,275	2,505,116
Kronos International, Inc.
3.75%, 9/15/25 (d)	EUR	7,595	8,729,522
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (g)(i)(j)(k)	U.S.$	1,407	14
Multi-Color Corp.
4.875%, 11/01/25 (d)		1,207	1,121,194
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26 (d)		1,223	1,174,973
OCI NV
6.625%, 4/15/23 (d)		2,100	2,157,519
Peabody Energy Corp.
6.00%, 3/31/22 (d)		2,305	2,370,946
Plastipak Holdings, Inc.
6.25%, 10/15/25 (d)		987	905,573

	Principal Amount (000)		U.S. $ Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (d)	U.S.$	2,554	$2,538,395
Sealed Air Corp.
6.875%, 7/15/33 (d)		2,246	2,433,271
SPCM SA
4.875%, 9/15/25 (d)		913	873,166
Steel Dynamics, Inc.
4.125%, 9/15/25		1,820	1,741,194
Teck Resources Ltd.
6.25%, 7/15/41		786	819,460
United States Steel Corp.
6.25%, 3/15/26		715	715,114
6.875%, 8/15/25		915	936,127
Valvoline, Inc.
4.375%, 8/15/25		1,237	1,168,111
5.50%, 7/15/24		381	385,816

			48,407,091

Capital Goods - 0.7%
BBA US Holdings, Inc.
5.375%, 5/01/26 (d)		672	676,462
Bombardier, Inc.
5.75%, 3/15/22 (d)		3,124	3,149,429
BWAY Holding Co.
4.75%, 4/15/24 (d)	EUR	3,475	4,083,199
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (d)	U.S.$	1,066	1,101,572
Crown European Holdings SA
2.875%, 2/01/26 (d)	EUR	1,075	1,219,742
GFL Environmental, Inc.
5.375%, 3/01/23 (d)	U.S.$	118	109,994
Hulk Finance Corp.
7.00%, 6/01/26 (d)		720	677,995
Jeld-Wen, Inc.
4.625%, 12/15/25 (d)		275	261,627
OI European Group BV
3.125%, 11/15/24 (d)	EUR	3,140	3,750,261
TransDigm, Inc.
6.375%, 6/15/26	U.S.$	847	851,235
6.50%, 7/15/24		1,989	2,034,469

			17,915,985

Communications - Media - 1.0%
Altice Financing SA
7.50%, 5/15/26 (d)		2,600	2,535,312
Altice France SA/France
6.25%, 5/15/24 (d)		766	761,251
7.375%, 5/01/26 (d)		1,500	1,483,200
Altice Luxembourg SA
7.75%, 5/15/22 (d)		2,047	2,042,005

	Principal Amount (000)		U.S. $ Value
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.50%, 4/01/28 (d)	U.S.$	1,631	$1,684,105
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		2,266	2,310,187
CSC Holdings LLC
5.375%, 2/01/28 (d)		743	699,728
6.625%, 10/15/25 (d)		268	276,694
10.875%, 10/15/25 (d)		709	822,865
iHeartCommunications, Inc.
9.00%, 12/15/19 (j)(l)		1,347	1,044,168
Meredith Corp.
6.875%, 2/01/26 (d)		798	803,985
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 2/15/23 (d)		1,031	998,678
TEGNA, Inc.
6.375%, 10/15/23		1,495	1,543,468
Virgin Media Finance PLC
5.25%, 2/15/22		2,246	2,160,427
6.00%, 10/15/24 (d)		503	490,581
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (d)	GBP	3,770	4,911,200
Ziggo Bond Finance BV
6.00%, 1/15/27 (d)	U.S.$	3,000	2,743,590

			27,311,444

Communications - Telecommunications - 0.7%
C&W Senior Financing DAC
6.875%, 9/15/27 (d)		1,247	1,220,726
DKT Finance ApS
7.00%, 6/17/23 (d)	EUR	2,647	3,257,771
Embarq Corp.
7.995%, 6/01/36	U.S.$	2,592	2,440,731
Frontier Communications Corp.
7.125%, 1/15/23		448	324,782
8.75%, 4/15/22		919	777,538
Hughes Satellite Systems Corp.
6.625%, 8/01/26		810	773,745
Intelsat Jackson Holdings SA
7.25%, 10/15/20		1,625	1,631,971
9.50%, 9/30/22 (d)		700	808,556
Qwest Corp.
6.875%, 9/15/33		1,275	1,206,290
Sprint Capital Corp.
6.875%, 11/15/28		890	858,921
Wind Tre SpA
5.00%, 1/20/26 (d)		3,845	3,464,653
Windstream Services LLC/Windstream Finance Corp.
8.75%, 12/15/24 (d)		1,246	803,620

			17,569,304

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.5%
BCD Acquisition, Inc.
9.625%, 9/15/23 (d)	U.S.$	1,714	$1,809,024
Exide Technologies
7.00%, 4/30/25 (g)(h)(k)(m)		2,978	2,084,419
11.00%, 4/30/22 (g)(h)(k)		3,324	3,074,515
IHO Verwaltungs GmbH
3.75%, 9/15/26 (d)(h)	EUR	3,060	3,652,638
Tenneco, Inc.
5.00%, 7/15/26	U.S.$	2,680	2,365,395

			12,985,991

Consumer Cyclical - Entertainment - 0.4%
CPUK Finance Ltd.
4.875%, 8/28/25 (d)	GBP	7,385	9,675,440
VOC Escrow Ltd.
5.00%, 2/15/28 (d)	U.S.$	2,511	2,410,560

			12,086,000

Consumer Cyclical - Other - 0.8%
Beazer Homes USA, Inc.
5.875%, 10/15/27		1,121	971,705
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (a)(d)	EUR	501	511,436
6.875%, 8/01/22 (a)(d)		3,295	3,538,680
Hilton Domestic Operating Co., Inc.
5.125%, 5/01/26 (d)	U.S.$	1,330	1,330,173
James Hardie International Finance DAC
4.75%, 1/15/25 (d)		672	659,138
5.00%, 1/15/28 (d)		607	576,656
K. Hovnanian Enterprises, Inc.
10.00%, 7/15/22 (d)		3,649	3,781,495
10.50%, 7/15/24 (d)		649	651,148
LHMC Finco SARL
6.25%, 12/20/23 (d)	EUR	671	807,420
Shea Homes LP/Shea Homes Funding Corp.
6.125%, 4/01/25 (d)	U.S.$	1,901	1,881,857
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (d)		2,638	2,717,694
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (d)		688	648,571
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.875%, 4/15/23 (d)		1,008	1,008,494
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 (d)		1,335	1,332,797

			20,417,264

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.3%
IRB Holding Corp.
6.75%, 2/15/26 (d)	U.S.$	1,031	$982,481
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (d)	GBP	4,556	5,914,974

			6,897,455

Consumer Cyclical - Retailers - 0.3%
FirstCash, Inc.
5.375%, 6/01/24 (d)	U.S.$	271	271,176
L Brands, Inc.
5.25%, 2/01/28		866	760,971
6.875%, 11/01/35		2,540	2,188,286
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (d)		852	537,493
Penske Automotive Group, Inc.
5.75%, 10/01/22		1,350	1,379,862
PetSmart, Inc.
7.125%, 3/15/23 (d)		1,842	1,257,147
PVH Corp.
3.125%, 12/15/27 (d)	EUR	1,075	1,247,623

			7,642,558

Consumer Non-Cyclical - 1.0%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (d)	U.S.$	1,414	1,292,721
Aveta, Inc.
7.00%, 4/01/19 (f)(g)(j)(k)(n)		1,985	0
10.50%, 3/01/21 (f)(g)(j)(k)		720	0
Bausch Health Cos, Inc.
4.50%, 5/15/23 (d)	EUR	1,800	2,036,844
6.125%, 4/15/25 (d)	U.S.$	892	834,332
Charles River Laboratories International, Inc.
5.50%, 4/01/26 (d)		605	612,538
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,444	1,342,718
8.125%, 6/30/24 (a)(d)		162	133,193
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (d)		1,521	1,294,128
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (d)		1,170	988,428
Grifols SA
3.20%, 5/01/25 (d)	EUR	5,083	5,944,994
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (d)	U.S.$	1,966	1,884,922
HCA, Inc.
4.50%, 2/15/27		313	304,202
5.25%, 6/15/26		548	556,225
Mallinckrodt International Finance SA/Mallinckrodt CB LLC

	Principal Amount (000)		U.S. $ Value
5.50%, 4/15/25 (d)	U.S.$	1,033	$828,621
5.625%, 10/15/23 (d)		118	101,668
5.75%, 8/01/22 (d)		1,334	1,221,330
Spectrum Brands, Inc.
5.75%, 7/15/25		2,476	2,481,249
Sunshine Mid BV
6.50%, 5/15/26 (d)	EUR	2,077	2,395,029
Tenet Healthcare Corp.
8.125%, 4/01/22	U.S.$	1,359	1,447,199
Vizient, Inc.
10.375%, 3/01/24 (d)		1,355	1,494,091

			27,194,432

Energy - 3.4%
Antero Resources Corp.
5.125%, 12/01/22		2,648	2,666,404
Berry Petroleum Co. LLC
6.375%, 9/15/22 (e)(f)(g)(j)		1,904	0
7.00%, 2/15/26 (d)		1,360	1,415,474
Bristow Group, Inc.
8.75%, 3/01/23 (d)		1,200	1,176,324
Bruin E&P Partners LLC
8.875%, 8/01/23 (d)		2,730	2,756,235
California Resources Corp.
8.00%, 12/15/22 (d)		2,860	2,570,253
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		2,570	2,619,370
Cheniere Energy Partners LP
5.25%, 10/01/25		1,669	1,660,655
Chesapeake Energy Corp.
6.125%, 2/15/21		2,645	2,698,958
Denbury Resources, Inc.
9.25%, 3/31/22 (d)		871	923,260
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25 (a)		2,642	2,740,230
Ensco PLC
4.50%, 10/01/24		2,880	2,436,163
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		520	404,482
9.375%, 5/01/20		164	161,540
9.375%, 5/01/24 (d)		1,618	1,332,277
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26		2,466	2,323,120
6.50%, 10/01/25		237	229,577
Gulfport Energy Corp.
6.00%, 10/15/24		280	272,392
6.375%, 5/15/25-1/15/26		2,994	2,910,583
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (d)		3,639	3,668,076
HighPoint Operating Corp.
7.00%, 10/15/22		807	808,332

	Principal Amount (000)		U.S. $ Value
Indigo Natural Resources LLC
6.875%, 2/15/26 (d)	U.S.$	2,570	$2,488,223
Nabors Industries, Inc.
4.625%, 9/15/21		2,220	2,186,545
5.00%, 9/15/20		635	638,194
5.50%, 1/15/23		845	820,115
Noble Holding International Ltd.
7.75%, 1/15/24		3,592	3,484,240
Parkland Fuel Corp.
6.00%, 4/01/26 (d)		2,841	2,800,942
PDC Energy, Inc.
5.75%, 5/15/26		2,650	2,621,353
Precision Drilling Corp.
7.125%, 1/15/26 (d)		1,545	1,587,611
QEP Resources, Inc.
5.25%, 5/01/23		746	739,465
5.625%, 3/01/26		2,942	2,833,499
Range Resources Corp.
4.875%, 5/15/25		2,293	2,128,844
5.00%, 8/15/22-3/15/23		1,377	1,329,161
Rowan Cos., Inc.
5.40%, 12/01/42		436	311,875
7.375%, 6/15/25		2,390	2,304,605
Sanchez Energy Corp.
6.125%, 1/15/23		2,641	1,817,959
7.25%, 2/15/23 (d)		1,876	1,848,235
SandRidge Energy, Inc.
7.50%, 2/15/23 (e)(f)(g)(j)		1,259	0
SemGroup Corp.
6.375%, 3/15/25		2,261	2,171,849
7.25%, 3/15/26		882	879,910
SM Energy Co.
5.625%, 6/01/25 (a)		1,470	1,432,397
6.50%, 1/01/23		731	742,484
SRC Energy, Inc.
6.25%, 12/01/25		1,330	1,340,507
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26 (d)		1,724	1,644,265
5.875%, 3/15/28 (d)		1,319	1,242,102
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.875%, 4/15/26 (d)		2,627	2,683,113
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (d)		680	721,317
Transocean, Inc.
7.50%, 1/15/26 (d)		1,061	1,086,464
9.00%, 7/15/23 (d)		2,375	2,565,024
Vantage Drilling International
7.125%, 4/01/23 (e)(f)(g)(j)		3,068	0
10.00%, 12/31/20 (g)(k)		77	75,460
10.00%, 12/31/20 (e)(g)		91	88,042
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (d)		2,108	1,949,921

	Principal Amount (000)		U.S. $ Value
Weatherford International LLC
9.875%, 3/01/25 (d)	U.S.$	756	$766,743
Weatherford International Ltd.
5.875%, 7/01/21 (m)		338	334,537
7.75%, 6/15/21		650	669,305
9.875%, 2/15/24		1,189	1,206,871
Whiting Petroleum Corp.
5.75%, 3/15/21		749	765,006
6.25%, 4/01/23		732	759,728
6.625%, 1/15/26		1,543	1,594,120
WPX Energy, Inc.
5.75%, 6/01/26		720	722,678
8.25%, 8/01/23		250	283,310

			91,439,724

Other Industrial - 0.6%
Algeco Global Finance PLC
8.00%, 2/15/23 (d)		2,258	2,312,147
American Tire Distributors, Inc.
10.25%, 3/01/22 (d)		3,259	1,340,818
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		1,100	1,068,166
Laureate Education, Inc.
8.25%, 5/01/25 (d)		2,096	2,253,242
Travis Perkins PLC
4.50%, 9/07/23 (d)	GBP	7,006	9,455,777

			16,430,150

Services - 0.7%
APX Group, Inc.
8.75%, 12/01/20	U.S.$	2,679	2,653,603
Arena Luxembourg Finance SARL
2.875%, 11/01/24 (d)	EUR	3,743	4,367,642
Carlson Travel, Inc.
6.75%, 12/15/23 (d)	U.S.$	910	910,146
GEO Group, Inc. (The)
5.875%, 1/15/22		760	769,644
La Financiere Atalian SASU
4.00%, 5/15/24 (d)	EUR	5,000	5,668,365
Monitronics International, Inc.
9.125%, 4/01/20 (a)	U.S.$	1,835	1,368,139
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (d)		2,259	2,419,638
Sabre GLBL, Inc.
5.25%, 11/15/23 (d)		983	987,797
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)(d)		692	604,953

			19,749,927

Technology - 0.4%
Dell, Inc.
6.50%, 4/15/38		1,325	1,298,195

	Principal Amount (000)		U.S. $ Value
First Data Corp.
5.375%, 8/15/23 (d)	U.S.$	1,550	$1,574,071
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/01/21 (d)(h)		2,340	2,364,149
IQVIA, Inc.
3.25%, 3/15/25 (d)	EUR	1,060	1,242,709
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (d)	U.S.$	2,130	2,354,545
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (d)		1,864	1,766,438

			10,600,107

Transportation - Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (d)		955	883,385
5.50%, 4/01/23		1,300	1,282,242
Europcar Mobility Group
4.125%, 11/15/24 (d)	EUR	1,936	2,241,223
Heathrow Finance PLC
3.875%, 3/01/27 (d)	GBP	3,945	4,941,528
Hertz Corp. (The)
5.50%, 10/15/24 (a)(d)	U.S.$	1,478	1,165,920
Hertz Holdings Netherlands BV
5.50%, 3/30/23 (d)	EUR	2,888	3,351,754
Loxam SAS
6.00%, 4/15/25 (a)(d)		4,855	6,032,757
XPO Logistics, Inc.
6.125%, 9/01/23 (d)	U.S.$	845	868,305

			20,767,114

			357,414,546

Financial Institutions - 3.7%
Banking - 2.4%
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (d)(n)	EUR	6,600	7,997,476
8.875%, 4/14/21 (d)(n)		1,600	2,123,652
Banco Santander SA
6.25%, 9/11/21 (d)(n)		2,900	3,611,741
6.75%, 4/25/22 (d)(n)		600	765,632
Barclays Bank PLC
6.86%, 6/15/32 (d)(n)	U.S.$	656	728,344
Barclays PLC
7.25%, 3/15/23 (d)(n)	GBP	1,350	1,840,605
8.00%, 12/15/20 (n)	EUR	2,000	2,603,955
CIT Group, Inc.
6.125%, 3/09/28	U.S.$	1,451	1,522,708
Citigroup, Inc.
5.95%, 1/30/23 (n)		2,055	2,107,053
Credit Agricole SA
6.50%, 6/23/21 (d)(n)	EUR	4,806	6,209,985

	Principal Amount (000)		U.S. $ Value
8.125%, 12/23/25 (d)(n)	U.S.$	2,233	$2,456,233
Credit Suisse Group AG
6.25%, 12/18/24 (d)(n)		640	642,400
7.50%, 7/17/23-12/11/23 (d)(n)		3,265	3,414,694
ING Groep NV
6.50%, 4/16/25 (n)		6,341	6,288,433
6.875%, 4/16/22 (d)(n)		217	223,017
Intesa Sanpaolo SpA
5.017%, 6/26/24 (d)		799	735,839
7.75%, 1/11/27 (d)(n)	EUR	1,091	1,387,339
Series E
3.928%, 9/15/26 (d)		134	160,032
Royal Bank of Scotland Group PLC
2.006% (EURIBOR 3 Month + 2.33%), 9/30/18 (d)(n)(o)		150	171,840
Series U
4.654% (LIBOR 3 Month + 2.32%), 9/30/27 (n)(o)	U.S.$	2,900	2,769,819
Societe Generale SA
8.00%, 9/29/25 (d)(n)		2,015	2,165,037
Series E
8.25%, 11/29/18 (d)(n)		1,824	1,850,758
Standard Chartered PLC
3.849% (LIBOR 3 Month + 1.51%), 1/30/27 (d)(n)(o)		300	253,779
7.50%, 4/02/22 (d)(n)		1,278	1,338,705
7.75%, 4/02/23 (d)(n)		265	277,468
SunTrust Banks, Inc.
Series G
5.05%, 6/15/22 (n)		838	822,949
Series H
5.125%, 12/15/27 (n)		1,231	1,157,005
UBS Group Funding Switzerland AG
7.125%, 8/10/21 (d)(n)		1,863	1,967,663
UniCredit SpA
4.375%, 1/03/27 (d)	EUR	2,970	3,610,638
9.25%, 6/03/22 (d)(n)		2,700	3,595,060

			64,799,859

Finance - 0.4%
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (d)	U.S.$	3,085	3,014,292
Enova International, Inc.
8.50%, 9/01/24 (d)		3,178	3,297,715
goeasy Ltd.
7.875%, 11/01/22 (d)		844	886,605
Navient Corp.
6.50%, 6/15/22		2,067	2,108,815
8.00%, 3/25/20		422	445,337

			9,752,764

	Principal Amount (000)		U.S. $ Value
Insurance - 0.1%
ASR Nederland NV
4.625%, 10/19/27 (d)(n)	EUR	1,040	$1,179,665
Polaris Intermediate Corp.
8.50%, 12/01/22 (d)(h)	U.S.$	2,692	2,783,768

			3,963,433

Other Finance - 0.8%
Intrum AB
2.75%, 7/15/22 (a)(d)	EUR	5,160	5,822,661
3.125%, 7/15/24 (a)(d)		2,730	3,002,510
LHC3 PLC
4.125%, 8/15/24 (d)(h)		6,134	7,155,506
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 (d)	U.S.$	424	431,564
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (d)		2,353	2,277,775
Travelport Corporate Finance PLC
6.00%, 3/15/26 (d)		1,479	1,504,409

			20,194,425

REITS - 0.0%
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		339	327,593

			99,038,074

Utility - 0.6%
Electric - 0.5%
AES Corp./VA
4.00%, 3/15/21		2,621	2,624,198
Calpine Corp.
5.375%, 1/15/23		624	595,371
5.50%, 2/01/24		1,308	1,210,148
5.75%, 1/15/25		1,160	1,066,980
5.875%, 1/15/24 (d)		929	933,645
NRG Energy, Inc.
6.625%, 1/15/27		1,801	1,862,378
Talen Energy Supply LLC
4.60%, 12/15/21		1,920	1,642,426
6.50%, 6/01/25		540	397,575
10.50%, 1/15/26 (d)		2,836	2,446,702
Vistra Energy Corp.
7.375%, 11/01/22		2,179	2,274,832

			15,054,255

Natural Gas - 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		2,090	2,137,464

	Principal Amount (000)		U.S. $ Value
			$17,191,719

Total Corporates - Non-Investment Grade (cost $492,004,169)			473,644,339

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.4%
Risk Share Floating Rate - 6.4%
Bellemeade Re Ltd.
Series 2017-1, Class M1
3.764% (LIBOR 1 Month + 1.70%), 10/25/27 (d)(o)	U.S.$	4,238	4,242,759
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.214% (LIBOR 1 Month + 7.15%), 7/25/23 (o)		3,250	3,913,398
Series 2013-DN2, Class M2
6.314% (LIBOR 1 Month + 4.25%), 11/25/23 (o)		5,314	5,916,270
Series 2014-DN1, Class M3
6.564% (LIBOR 1 Month + 4.50%), 2/25/24 (o)		4,455	5,163,786
Series 2014-DN2, Class M3
5.664% (LIBOR 1 Month + 3.60%), 4/25/24 (o)		4,170	4,630,119
Series 2014-DN3, Class M3
6.064% (LIBOR 1 Month + 4.00%), 8/25/24 (o)		4,303	4,706,490
Series 2014-DN4, Class M3
6.614% (LIBOR 1 Month + 4.55%), 10/25/24 (o)		554	616,787
Series 2014-HQ2, Class M3
5.814% (LIBOR 1 Month + 3.75%), 9/25/24 (o)		1,010	1,153,380
Series 2015-DN1, Class B
13.564% (LIBOR 1 Month + 11.50%), 1/25/25 (o)		2,604	3,750,608
Series 2015-DNA2, Class B
9.614% (LIBOR 1 Month + 7.55%), 12/25/27 (o)		1,494	1,856,339
Series 2015-DNA2, Class M2
4.664% (LIBOR 1 Month + 2.60%), 12/25/27 (o)		1,960	1,999,977
Series 2015-HQA1, Class B
10.864% (LIBOR 1 Month + 8.80%), 3/25/28 (o)		1,584	1,914,699
Series 2016-DNA2, Class M3
6.714% (LIBOR 1 Month + 4.65%), 10/25/28 (o)		6,600	7,608,130
Series 2016-DNA4, Class M3
5.864% (LIBOR 1 Month + 3.80%), 3/25/29 (o)		600	672,548
Series 2017-DNA2, Class B1
7.214% (LIBOR 1 Month + 5.15%), 10/25/29 (o)		3,650	4,220,017

	Principal Amount (000)		U.S. $ Value
Series 2017-DNA2, Class M2
5.514% (LIBOR 1 Month + 3.45%), 10/25/29 (o)	U.S.$	1,168	$1,282,190
Series 2017-DNA3, Class B1
6.514% (LIBOR 1 Month + 4.45%), 3/25/30 (o)		4,550	4,970,422
Series 2017-HQA3, Class M2
4.414% (LIBOR 1 Month + 2.35%), 4/25/30 (o)		8,684	8,909,473
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
6.464% (LIBOR 1 Month + 4.40%), 1/25/24 (o)		11,046	12,565,228
Series 2014-C02, Class 1M2
4.664% (LIBOR 1 Month + 2.60%), 5/25/24 (o)		3,976	4,227,164
Series 2014-C03, Class 1M2
5.064% (LIBOR 1 Month + 3.00%), 7/25/24 (o)		12,693	13,589,763
Series 2014-C04, Class 1M2
6.964% (LIBOR 1 Month + 4.90%), 11/25/24 (o)		8,943	10,219,632
Series 2014-C04, Class 2M2
7.064% (LIBOR 1 Month + 5.00%), 11/25/24 (o)		1,771	2,003,178
Series 2015-C01, Class 1M2
6.364% (LIBOR 1 Month + 4.30%), 2/25/25 (o)		3,411	3,760,871
Series 2015-C02, Class 1M2
6.064% (LIBOR 1 Month + 4.00%), 5/25/25 (o)		5,377	5,901,602
Series 2015-C02, Class 2M2
6.064% (LIBOR 1 Month + 4.00%), 5/25/25 (o)		2,281	2,463,622
Series 2015-C03, Class 1M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (o)		4,705	5,332,724
Series 2015-C03, Class 2M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (o)		2,082	2,317,262
Series 2015-C04, Class 1M2
7.764% (LIBOR 1 Month + 5.70%), 4/25/28 (o)		2,434	2,833,292
Series 2015-C04, Class 2M2
7.614% (LIBOR 1 Month + 5.55%), 4/25/28 (o)		3,759	4,263,739
Series 2016-C01, Class 2M2
9.014% (LIBOR 1 Month + 6.95%), 8/25/28 (o)		1,966	2,336,174
Series 2016-C02, Class 1M2
8.064% (LIBOR 1 Month + 6.00%), 9/25/28 (o)		3,255	3,847,234
Series 2016-C04, Class 1M2

	Principal Amount (000)		U.S. $ Value
6.314% (LIBOR 1 Month + 4.25%), 1/25/29 (o)	U.S.$	666	$751,939
Series 2016-C05, Class 2B
12.814% (LIBOR 1 Month + 10.75%), 1/25/29 (o)		2,746	3,616,301
Series 2016-C05, Class 2M2
6.514% (LIBOR 1 Month + 4.45%), 1/25/29 (o)		6,961	7,768,776
Series 2016-C07, Class 2B
11.564% (LIBOR 1 Month + 9.50%), 5/25/29 (o)		1,191	1,461,353
Series 2017-C01, Class 1B1
7.814% (LIBOR 1 Month + 5.75%), 7/25/29 (o)		4,300	5,143,289
Series 2017-C02, Class 2M2
5.714% (LIBOR 1 Month + 3.65%), 9/25/29 (o)		709	777,121
Series 2017-C07, Class 2M2
4.564% (LIBOR 1 Month + 2.50%), 5/25/30 (o)		2,842	2,913,289
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.314% (LIBOR 1 Month + 4.25%), 11/25/24 (k)(o)		1,534	1,670,041
Series 2015-CH1, Class M2
7.564% (LIBOR 1 Month + 5.50%), 10/25/25 (d)(o)		2,223	2,472,216
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.314% (LIBOR 1 Month + 5.25%), 11/25/25 (k)(o)		893	1,004,594

			170,767,796

Agency Floating Rate - 1.6%
Federal Home Loan Mortgage Corp.
Series 3119, Class PI
5.128% (7.20% - LIBOR 1 Month), 2/15/36 (o)(p)		2,081	361,275
Federal Home Loan Mortgage Corp. REMICs
Series 2013-4, Class ST
4.086% (6.15% - LIBOR 1 Month), 2/25/43 (o)(p)		4,908	797,975
Series 2017-49, Class SP
4.086% (6.15% - LIBOR 1 Month), 7/25/47 (o)(p)		3,858	671,003
Series 2018-32, Class SB
4.136% (6.20% - LIBOR 1 Month), 5/25/48 (o)(p)		8,913	1,507,552
Series 2018-44, Class GS
4.136% (6.20% - LIBOR 1 Month), 6/25/48 (o)(p)		17,416	2,995,084
Series 2018-45, Class SL

	Principal Amount (000)		U.S. $ Value
4.136% (6.20% - LIBOR 1 Month), 6/25/48 (o)(p)	U.S.$	5,306	$985,603
Series 2018-45, Class SM
4.136% (6.20% - LIBOR 1 Month), 6/25/48 (o)(p)		20,735	3,721,301
Series 2018-57, Class SL
4.122% (6.20% - LIBOR 1 Month), 8/25/48 (g)(o)(p)		28,367	4,844,566
Series 2018-58, Class SA
4.127% (6.20% - LIBOR 1 Month), 8/25/48 (o)(p)		10,133	1,729,565
Series 2018-59, Class HS
4.12% (6.20% - LIBOR 1 Month), 8/25/48 (g)(o)(p)		28,531	4,787,825
Series 4248, Class SL
3.978% (6.05% - LIBOR 1 Month), 5/15/41 (o)(p)		1,334	170,702
Series 4735, Class SA
4.128% (6.20% - LIBOR 1 Month), 12/15/47 (o)(p)		13,733	2,403,576
Series 4763, Class SB
4.928% (7.00% - LIBOR 1 Month), 3/15/48 (o)(p)		26,825	5,869,447
Series 4774, Class BS
4.128% (6.20% - LIBOR 1 Month), 2/15/48 (o)(p)		16,485	2,725,046
Series 4774, Class SL
4.128% (6.20% - LIBOR 1 Month), 4/15/48 (o)(p)		21,961	3,514,317
Federal National Mortgage Association
Series 2016-69, Class DS
4.036% (6.10% - LIBOR 1 Month), 10/25/46 (o)(p)		50,931	6,519,473

			43,604,310

Non-Agency Fixed Rate - 0.4%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		1,475	1,248,946
Series 2007-13, Class A2
6.00%, 6/25/47		1,995	1,694,969
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (d)		1,219	974,251
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
3.831%, 3/25/37		292	285,530
Series 2010-3, Class 2A2
6.00%, 8/25/37 (d)		561	454,231
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-3, Class A30
5.75%, 4/25/37		907	742,318
Series 2007-HY4, Class 1A1
3.481%, 9/25/47		454	424,881

	Principal Amount (000)		U.S. $ Value
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (d)	U.S.$	175	$139,655
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		607	507,417
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (d)		1,566	1,298,844
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.744%, 12/28/37		2,019	1,962,032

			9,733,074

Agency Fixed Rate - 0.0%
Federal National Mortgage Association REMICs
Series 2013-87, Class KI
3.00%, 12/25/37 (q)		6,942	614,177

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
2.314% (LIBOR 1 Month + 0.25%), 4/25/37 (o)		544	295,274
Lehman XS Trust
Series 2007-10H, Class 2AIO
4.908% (7.00% - LIBOR 1 Month), 7/25/37 (o)(p)		576	79,254

			374,528

Total Collateralized Mortgage Obligations (cost $216,500,235)			225,093,885

EMERGING MARKETS - TREASURIES - 3.3%
Argentina - 0.7%
Argentina POM Politica Monetaria
Series POM
32.223% (ARPP7DRR), 6/21/20 (o)	ARS	309,074	11,291,072
Argentine Bonos del Tesoro
15.50%, 10/17/26		48,330	1,528,075
16.00%, 10/17/23		75,139	2,379,934
18.20%, 10/03/21		103,390	3,082,417
21.20%, 9/19/18		35,317	1,248,282

			19,529,780

Brazil - 1.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/25-1/01/27	BRL	128,850	32,775,219

	Principal Amount (000)		U.S. $ Value
Dominican Republic - 0.1%
Dominican Republic International Bond
16.95%, 2/04/22 (d)	DOP	149,900	$3,632,829

Nigeria - 0.1%
Nigeria Government Bond
Series 5YR
14.50%, 7/15/21	NGN	695,000	1,963,125

South Africa - 0.9%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	110,304	8,275,499
Series R186
10.50%, 12/21/26		193,720	16,374,645

			24,650,144

Sri Lanka - 0.3%
Sri Lanka Government Bonds
10.25%, 3/15/25	LKR	444,000	2,760,814
Series A
11.50%, 5/15/23		644,000	4,222,042

			6,982,856

Total Emerging Markets - Treasuries (cost $114,652,458)			89,533,953

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 3.3%
Canada - 3.3%
Province of Alberta Canada
3.40%, 12/01/23	CAD	16,314	12,985,234
Province of British Columbia Canada
Series T
9.00%, 8/23/24		11,254	11,636,213
Province of Manitoba Canada
7.75%, 12/22/25		15,924	16,068,079
Province of Ontario Canada
9.50%, 6/02/25		11,092	12,055,436
Province of Quebec Canada
8.50%, 4/01/26		19,724	20,935,627
Province of Saskatchewan Canada
3.20%, 6/03/24		19,693	15,497,347

Total Local Governments - Provincial Bonds (cost $91,703,922)			89,177,936

CORPORATES - INVESTMENT GRADE - 3.1%
Financial Institutions - 2.3%
Banking - 1.0%
Bank of America Corp.
Series DD
6.30%, 3/10/26 (n)	U.S.$	2,526	2,692,868
Series Z
6.50%, 10/23/24 (n)		68	72,587
BNP Paribas SA
6.75%, 3/14/22 (d)(n)		418	428,199
7.625%, 3/30/21 (d)(n)		810	864,764

	Principal Amount (000)		U.S. $ Value
Cooperatieve Rabobank UA
11.00%, 6/30/19 (d)(n)	U.S.$	1,061	$1,132,405
Danske Bank A/S
5.875%, 4/06/22 (d)(n)	EUR	3,302	4,203,874
6.125%, 3/28/24 (d)(n)	U.S.$	540	517,169
HSBC Holdings PLC
4.75%, 7/04/29 (d)(n)	EUR	4,995	5,810,997
6.00%, 9/29/23 (d)(n)		903	1,194,661
JPMorgan Chase & Co.
Series S
6.75%, 2/01/24 (a)(n)	U.S.$	2,998	3,276,904
Nordea Bank AB
Series G
3.50%, 3/12/25 (d)(n)	EUR	4,436	4,811,162
Santander Holdings USA, Inc.
4.40%, 7/13/27	U.S.$	2,686	2,613,532

			27,619,122

Insurance - 1.2%
ACE Capital Trust II
9.70%, 4/01/30		750	1,047,150
Aegon NV
5.50%, 4/11/48		1,870	1,815,864
AIG Life Holdings, Inc.
8.125%, 3/15/46 (d)		509	661,700
Assicurazioni Generali SpA
5.50%, 10/27/47 (d)	EUR	6,630	8,432,787
CNP Assurances
4.50%, 6/10/47 (d)		1,000	1,304,363
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26	U.S.$	5,000	5,974,150
Groupama SA
6.00%, 1/23/27	EUR	3,100	4,439,954
Hartford Financial Services Group, Inc. (The)
Series ICON
4.468% (LIBOR 3 Month + 2.13%), 2/12/47 (d)(o)	U.S.$	3,275	3,078,500
MetLife, Inc.
6.40%, 12/15/36		2,033	2,158,192
Prudential Financial, Inc.
5.625%, 6/15/43		2,198	2,284,997
5.875%, 9/15/42		1,573	1,674,867

			32,872,524

REITS - 0.1%
Growthpoint Properties International Pty Ltd.
5.872%, 5/02/23 (d)		1,525	1,570,750

			62,062,396

	Principal Amount (000)		U.S. $ Value
Industrial - 0.7%
Basic - 0.3%
ArcelorMittal
7.00%, 10/15/39	U.S.$	1,846	$2,093,604
Braskem Finance Ltd.
6.45%, 2/03/24		1,204	1,298,514
GTL Trade Finance, Inc.
7.25%, 4/16/44 (d)		274	286,672
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (d)		2,711	2,775,386
Minsur SA
6.25%, 2/07/24 (d)		285	304,081
Suzano Austria GmbH
5.75%, 7/14/26 (d)		1,883	1,949,941

			8,708,198

Capital Goods - 0.1%
General Electric Co.
Series D
5.00%, 1/21/21 (n)		1,203	1,182,308

Communications - Media - 0.0%
Myriad International Holdings BV
5.50%, 7/21/25 (d)		683	716,296

Communications - Telecommunications - 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (d)		1,990	1,976,528
5.152%, 3/20/28 (d)		1,990	1,974,219

			3,950,747

Energy - 0.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22		591	612,412
Ecopetrol SA
5.875%, 9/18/23		604	647,262
Hess Corp.
7.30%, 8/15/31		1,598	1,866,416

			3,126,090

Technology - 0.0%
Xerox Corp.
3.625%, 3/15/23		697	665,314

			18,348,953

Utility - 0.1%
Electric - 0.1%
ComEd Financing III
6.35%, 3/15/33		3,462	3,613,497

Total Corporates - Investment Grade (cost $83,711,536)			84,024,846

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 2.8%
Other ABS - Fixed Rate - 1.5%
Atlas Ltd.
Series 2014-1, Class B
1.00%, 12/15/39 (e)(f)(g)(r)	U.S.$	1,269	$1,193,185
CLUB Credit Trust
Series 2017-P2, Class C
4.91%, 1/15/24 (d)(g)		2,191	2,175,759
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class C
5.21%, 7/15/25 (d)(g)		4,255	4,231,974
Marlette Funding Trust
Series 2017-1A, Class C
6.658%, 3/15/24 (d)(g)		1,850	1,902,621
Series 2018-3A, Class C
4.63%, 9/15/28 (d)(g)		4,539	4,537,484
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (d)(g)		4,650	4,642,609
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (f)(g)(k)		8,284	2,443,638
Series 2016-5, Class R
Zero Coupon, 9/25/28 (f)(g)(k)		24	641,511
Series 2017-1, Class B
4.73%, 1/26/26 (d)(g)		2,205	2,252,586
Series 2017-2, Class R
Zero Coupon, 2/25/26 (f)(g)(k)		13	665,874
Series 2017-3, Class R
Zero Coupon, 5/25/26 (f)(g)(k)		10	870,003
Series 2017-4, Class R1
Zero Coupon, 5/26/26 (f)(g)(k)		19	1,561,509
Series 2017-5, Class R1
Zero Coupon, 9/25/26 (f)(g)(k)		17	1,425,515
Series 2017-6, Class R1
Zero Coupon, 11/25/26 (f)(g)(k)		25	2,799,187
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27 (d)(g)		37	3,677,431
Series 2018-2, Class C
4.25%, 4/26/27 (d)(g)		1,400	1,390,371
Series 2018-3, Class C
4.67%, 8/25/27 (d)		4,611	4,610,530

			41,021,787

Autos - Fixed Rate - 1.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C
4.73%, 9/20/24 (d)		2,372	2,356,559
CPS Auto Receivables Trust
Series 2016-C, Class E

	Principal Amount (000)		U.S. $ Value
8.39%, 9/15/23 (d)	U.S.$	2,500	$2,686,074
Series 2017-C, Class E
5.72%, 9/16/24 (d)		1,400	1,414,213
Series 2018-B, Class E
5.61%, 12/16/24 (d)		1,687	1,665,228
CPS Auto Trust
Series 2016-D, Class E
6.86%, 4/15/24 (d)		3,000	3,106,060
Series 2017-A, Class E
7.07%, 4/15/24 (d)		3,500	3,649,332
Exeter Automobile Receivables Trust
Series 2015-1A, Class D
5.83%, 12/15/21 (d)		2,980	3,047,978
Series 2016-1A, Class D
8.20%, 2/15/23 (d)		1,220	1,292,755
Series 2016-3A, Class D
6.40%, 7/17/23 (d)		1,090	1,125,260
Series 2017-1A, Class D
6.20%, 11/15/23 (d)		2,000	2,050,789
Series 2017-3A, Class D
5.28%, 10/15/24 (d)		4,370	4,380,966
First Investors Auto Owner Trust
Series 2017-1A, Class E
5.86%, 11/15/23 (d)		450	456,938
Flagship Credit Auto Trust
Series 2015-2, Class D
5.98%, 8/15/22 (d)		1,750	1,794,000
Series 2016-2, Class D
8.56%, 11/15/23 (d)		4,200	4,478,945
Series 2017-1, Class E
6.46%, 12/15/23 (d)		1,000	1,027,103
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (d)		362	361,353

			34,893,553

Total Asset-Backed Securities (cost $77,705,355)			75,915,340

EMERGING MARKETS - CORPORATE BONDS - 2.2%
Industrial - 1.9%
Basic - 0.3%
Consolidated Energy Finance SA
6.875%, 6/15/25 (d)		787	800,765
Elementia SAB de CV
5.50%, 1/15/25 (d)		1,039	1,003,934
First Quantum Minerals Ltd.
7.25%, 5/15/22 (d)		910	915,696
7.50%, 4/01/25 (d)		870	874,811
Nexa Resources SA
5.375%, 5/04/27 (d)		1,300	1,282,125
Stillwater Mining Co.
6.125%, 6/27/22 (d)		1,575	1,491,194

	Principal Amount (000)		U.S. $ Value
7.125%, 6/27/25 (d)	U.S.$	1,116	$1,043,471
Vedanta Resources PLC
6.375%, 7/30/22 (d)		1,474	1,448,205

			8,860,201

Capital Goods - 0.2%
Indo Energy Finance II BV
6.375%, 1/24/23 (d)		1,390	1,381,313
Odebrecht Finance Ltd.
4.375%, 4/25/25 (d)		6,760	2,704,000
5.25%, 6/27/29 (d)		2,103	830,685

			4,915,998

Communications - Telecommunications - 0.2%
Digicel Group Ltd.
8.25%, 9/30/20 (d)		3,000	2,151,600
Digicel Ltd.
6.00%, 4/15/21 (d)		700	649,250
6.75%, 3/01/23 (d)		385	332,063
Millicom International Cellular SA
5.125%, 1/15/28 (d)		1,762	1,657,196
MTN Mauritius Investments Ltd.
5.373%, 2/13/22 (d)		1,500	1,500,000

			6,290,109

Consumer Cyclical - Other - 0.0%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (d)		884	897,260

Consumer Non-Cyclical - 0.9%
BRF GmbH
4.35%, 9/29/26 (d)		1,010	878,700
BRF SA
3.95%, 5/22/23 (d)		200	182,000
Central American Bottling Corp.
5.75%, 1/31/27 (d)		718	714,410
Cosan Ltd.
5.95%, 9/20/24 (d)		587	577,890
Inretail Pharma SA
5.375%, 5/02/23 (d)		4,634	4,726,680
MARB BondCo PLC
6.875%, 1/19/25 (d)		3,730	3,607,507
Marfrig Holdings Europe BV
8.00%, 6/08/23 (d)		2,420	2,477,475
Minerva Luxembourg SA
5.875%, 1/19/28 (d)		200	175,000
6.50%, 9/20/26 (d)		3,300	3,073,125
Natura Cosmeticos SA
5.375%, 2/01/23 (d)		2,139	2,085,525
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21		4,211	3,927,642

	Principal Amount (000)		U.S. $ Value
Tonon Luxembourg SA
7.25%, 1/24/20 (g)(h)(j)(k)(l)	U.S.$	2,280	$51,307
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (g)(i)(j)(k)		4,738	276,983
10.875%, 1/13/20 (j)(k)(l)		750	214,725
11.75%, 2/09/22 (j)(k)(l)		1,690	103,512

			23,072,481

Energy - 0.2%
Medco Platinum Road Pte Ltd.
6.75%, 1/30/25 (d)		1,532	1,437,307
Petrobras Global Finance BV
6.125%, 1/17/22		102	105,488
YPF SA
6.95%, 7/21/27 (d)		2,036	1,814,858
16.50%, 5/09/22 (d)	ARS	13,912	331,163

			3,688,816

Technology - 0.0%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (d)	U.S.$	500	512,500
Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (d)		2,272	2,353,224

			50,590,589

Financial Institutions - 0.2%
Banking - 0.2%
Akbank Turk AS
7.20%, 3/16/27 (d)		287	239,599
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (d)(n)		1,203	1,154,086
Turkiye Vakiflar Bankasi TAO
5.75%, 1/30/23 (d)		2,799	2,437,537
Zenith Bank PLC
6.25%, 4/22/19 (d)		1,400	1,419,950

			5,251,172

Finance - 0.0%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (d)		575	552,690

			5,803,862

Utility - 0.1%
Electric - 0.1%
Pampa Energia SA
7.50%, 1/24/27 (d)		2,500	2,340,625
Terraform Global Operating LLC
6.125%, 3/01/26 (d)		695	677,577

	Principal Amount (000)		U.S. $ Value
			$3,018,202

Total Emerging Markets - Corporate Bonds (cost $74,444,291)			59,412,653

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Non-Agency Fixed Rate CMBS - 1.9%
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.102%, 11/10/46 (d)(g)	U.S.$	6,525	6,119,675
Series 2016-C3, Class XA
1.197%, 11/15/49 (q)		38,617	2,593,824
Commercial Mortgage Trust
Series 2013-CR10, Class D
4.796%, 8/10/46 (d)(g)		3,219	2,897,469
Series 2014-CR15, Class XA
1.179%, 2/10/47 (q)		57,584	1,912,669
Series 2014-LC17, Class D
3.687%, 10/10/47 (d)(g)		3,549	2,798,250
Series 2015-CR27, Class XA
1.138%, 10/10/48 (q)		7,541	412,739
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class D
4.208%, 6/15/57 (g)		4,091	3,409,583
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.652%, 1/10/45 (d)(g)		2,652	2,596,171
Series 2013-GC13, Class D
4.082%, 7/10/46 (d)(g)		9,440	8,630,233
Series 2016-GS3, Class XA
1.27%, 10/10/49 (q)		34,439	2,612,341
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.191%, 6/15/45 (d)(g)		1,863	1,697,367
Series 2016-JP2, Class XA
1.85%, 8/15/49 (q)		17,030	1,912,449
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.667%, 11/15/48 (g)		1,300	1,283,168
Madison Avenue Trust
Series 2013-650M, Class E
4.034%, 10/12/32 (d)(g)		920	908,181
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D
3.25%, 12/15/47 (d)(g)		603	487,035
Series 2015-C22, Class XA
1.12%, 4/15/48 (q)		13,165	690,635
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XA
1.368%, 4/15/50 (q)		9,324	565,717
Series 2016-C36, Class XA

	Principal Amount (000)		U.S. $ Value
1.349%, 11/15/59 (q)	U.S.$	52,404	$4,158,949
Series 2016-LC25, Class XA
1.076%, 12/15/59 (q)		21,060	1,223,651
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.893%, 8/15/45 (d)(g)		4,000	3,820,383

			50,730,489

Non-Agency Floating Rate CMBS - 0.1%
BBCMS Mortgage Trust
Series 2017-GLKS, Class F
5.772% (LIBOR 1 Month + 3.70%), 11/15/34 (d)(g)(o)		1,655	1,679,432
CLNS Trust
Series 2017-IKPR, Class F
6.578% (LIBOR 1 Month + 4.50%), 6/11/32 (d)(g)(o)		1,480	1,489,254
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.672% (LIBOR 1 Month + 4.60%), 11/15/33 (d)(g)(o)		755	762,274

			3,930,960

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.03%, 11/16/45 (q)		291	246

Total Commercial Mortgage-Backed Securities (cost $55,458,026)			54,661,695

COLLATERALIZED LOAN OBLIGATIONS - 2.0%
CLO - Floating Rate - 2.0%
Apidos CLO XXVI
Series 2017-26A, Class D
8.433% (LIBOR 3 Month + 6.10%), 7/18/29 (d)(g)(o)		550	552,789
Black Diamond CLO Ltd.
Series 2016-1A, Class A2AR
4.085% (LIBOR 3 Month + 1.75%), 4/26/31 (d)(g)(o)		5,300	5,298,177
BlueMountain CLO Ltd.
Series 2016-3A, Class D
6.193% (LIBOR 3 Month + 3.85%), 11/15/27 (d)(g)(o)		2,000	2,005,748
BlueMountain Fuji US CLO II Ltd.
Series 2017-2A, Class D
8.509% (LIBOR 3 Month + 6.15%), 10/20/30 (d)(g)(o)		3,300	3,328,829
CBAM CLO Management
Series 2017-3A, Class E1
8.836% (LIBOR 3 Month + 6.50%), 10/17/29 (d)(g)(o)		1,604	1,620,214
Series 2018-7A, Class B1

	Principal Amount (000)		U.S. $ Value
3.952% (LIBOR 3 Month + 1.60%), 7/20/31 (d)(g)(o)	U.S.$	1,996	$1,995,920
CIFC Funding Ltd.
Series 2015-4A, Class D
7.848% (LIBOR 3 Month + 5.50%), 10/20/27 (d)(g)(o)		250	250,843
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.633% (LIBOR 3 Month + 6.30%), 7/18/30 (d)(g)(o)		605	610,900
GREYWOLF CLO VI Ltd.
Series 2018-1A, Class A2
4.139% (LIBOR 3 Month + 1.63%), 4/26/31 (d)(g)(o)		5,300	5,299,449
Halcyon Loan Advisors Funding Ltd.
Series 2018-1A, Class A2
4.183% (LIBOR 3 Month + 1.80%), 7/21/31 (d)(g)(o)		1,826	1,825,700
Series 2018-1A, Class C
5.583% (LIBOR 3 Month + 3.20%), 7/21/31 (d)(g)(o)		2,000	1,999,676
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.513% (LIBOR 3 Month + 1.18%), 12/18/30 (d)(g)(o)		2,400	2,398,960
Northwoods Capital XII-B Ltd.
Series 2018-12BA, Class B
4.191% (LIBOR 3 Month + 1.85%), 6/15/31 (d)(g)(o)		1,350	1,349,892
OZLM Ltd.
Series 2014-8A, Class D
7.286% (LIBOR 3 Month + 4.95%), 10/17/26 (d)(g)(o)		1,908	1,911,801
Series 2018-18A, Class B
3.88% (LIBOR 3 Month + 1.55%), 4/15/31 (d)(g)(o)		5,450	5,426,292
OZLM VII Ltd.
Series 2014-7RA, Class CR
5.336% (LIBOR 3 Month + 3.00%), 7/17/29 (d)(g)(o)		1,000	999,994
Rockford Tower CLO Ltd.
Series 2017-2A, Class D
5.789% (LIBOR 3 Month + 3.45%), 10/15/29 (d)(g)(o)		4,444	4,467,649
Series 2017-3A, Class A
3.538% (LIBOR 3 Month + 1.19%), 10/20/30 (d)(g)(o)		1,931	1,932,159
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.354% (LIBOR 3 Month + 1.00%), 4/15/31 (d)(g)(o)		7,931	7,880,162
Venture XXVII CLO Ltd.
Series 2017-27A, Class D
6.348% (LIBOR 3 Month + 4.00%), 7/20/30 (d)(g)(o)		1,591	1,606,612

	Principal Amount (000)		U.S. $ Value
Total Collateralized Loan Obligations (cost $52,695,453)			$52,761,766

EMERGING MARKETS - SOVEREIGNS - 1.8%
Angola - 0.1%
Angolan Government International Bond
9.50%, 11/12/25 (d)	U.S.$	3,233	3,657,331

Argentina - 0.2%
Argentine Republic Government International Bond
6.875%, 1/26/27		7,663	6,965,667

Bahamas - 0.1%
Bahamas Government International Bond
6.00%, 11/21/28 (d)		1,414	1,442,280

Bahrain - 0.1%
Bahrain Government International Bond
6.75%, 9/20/29 (d)		1,709	1,559,223
7.00%, 10/12/28 (d)		1,288	1,201,060

			2,760,283

Belarus - 0.0%
Republic of Belarus International Bond
6.875%, 2/28/23 (d)		275	287,733

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (d)		1,935	1,928,692

Ecuador - 0.1%
Ecuador Government International Bond
8.875%, 10/23/27 (d)		1,350	1,302,277
9.65%, 12/13/26 (d)		734	739,506
10.50%, 3/24/20 (d)		1,974	2,067,765

			4,109,548

Egypt - 0.2%
Egypt Government International Bond
6.125%, 1/31/22 (d)		4,666	4,730,157

El Salvador - 0.1%
El Salvador Government International Bond
7.375%, 12/01/19 (d)		1,427	1,468,704

Ghana - 0.1%
Ghana Government International Bond
7.625%, 5/16/29 (d)		1,870	1,931,837

Honduras - 0.1%
Honduras Government International Bond
6.25%, 1/19/27 (d)		1,555	1,602,039

	Principal Amount (000)		U.S. $ Value
Ivory Coast - 0.1%
Ivory Coast Government International Bond
6.375%, 3/03/28 (d)	U.S.$	2,440	$2,360,700

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (d)		1,252	1,264,520
7.25%, 2/28/28 (d)		1,639	1,657,078

			2,921,598

Lebanon - 0.1%
Lebanon Government International Bond
5.15%, 11/12/18 (d)		1,520	1,518,100
8.25%, 4/12/21 (d)		1,410	1,381,800

			2,899,900

Nigeria - 0.0%
Nigeria Government International Bond
5.625%, 6/27/22		248	250,480
6.75%, 1/28/21 (d)		501	523,545
7.875%, 2/16/32 (d)		426	439,845

			1,213,870

Senegal - 0.1%
Senegal Government International Bond
6.25%, 5/23/33 (d)		608	572,541
8.75%, 5/13/21 (d)		864	945,000

			1,517,541

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.125%, 6/03/25 (d)		2,000	1,947,500
6.20%, 5/11/27 (d)		685	661,025

			2,608,525

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (d)		1,553	1,393,818
8.97%, 7/30/27 (d)		3,490	3,119,187

			4,513,005

Total Emerging Markets - Sovereigns (cost $50,597,133)			48,919,410

AGENCIES - 1.6%
Agency Debentures - 1.6%
Federal Home Loan Banks
5.50%, 7/15/36		8,695	11,193,856
Federal Home Loan Mortgage Corp.
6.75%, 3/15/31		4,000	5,393,680
Series GDIF
6.75%, 9/15/29		4,606	6,076,047

	Principal Amount (000)		U.S. $ Value
6.25%, 7/15/32	U.S.$	10,400	$13,737,568
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		5,277	4,996,369

Total Agencies (cost $42,500,282)			41,397,520

BANK LOANS - 0.9%
Industrial - 0.9%
Basic - 0.0%
Foresight Energy LLC
7.827% (LIBOR 1 Month + 5.75%), 3/28/22 (s)		431	429,482

Capital Goods - 0.1%
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
7/31/25 - 7/24/26 (g)(t)		1,559	1,576,460

Communications - Telecommunications - 0.0%
Intelsat Jackson Holdings S.A.
6.577% (LIBOR 1 Month + 4.50%), 1/02/24 (s)		150	157,032
6.625%, 1/02/24		252	262,971

			420,003

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.60% (LIBOR 1 Month + 3.50%), 11/06/24 (s)		658	657,565

Consumer Cyclical - Other - 0.1%
Stars Group Holdings B.V.
5.831% (LIBOR 3 Month + 3.50%), 7/10/25 (g)(s)		809	816,256

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.347% (LIBOR 1 Month + 3.25%), 2/05/25 (s)		574	577,476

Consumer Non-Cyclical - 0.5%
Air Medical Group Holdings, Inc.
6.329% (LIBOR 1 Month + 4.25%), 3/14/25 (s)		1,182	1,164,603
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.827% (LIBOR 1 Month + 7.75%), 9/26/25 (s)		3,524	2,963,365
Avantor, Inc.
6.077% (LIBOR 1 Month + 4.00%), 11/21/24 (s)		1,378	1,388,025
BI-LO, LLC
10.171% (LIBOR 2 Month + 8.00%), 5/31/24 (s)		1,617	1,555,532

	Principal Amount (000)		U.S. $ Value
10.334% (LIBOR 2 Month + 8.00%), 5/31/24 (s)	U.S.$	1,566	$1,506,921
10.335% (LIBOR 2 Month + 8.00%), 5/31/24 (s)		1,617	1,555,532
Owens & Minor, Inc.
6.673% (LIBOR 2 Month + 4.50%), 5/02/25 (s)		3,337	3,257,342

			13,391,320

Other Industrial - 0.1%
American Tire Distributors, Inc.
6.327% (LIBOR 1 Month + 4.25%), 9/01/21 (s)		4,431	3,157,045

Technology - 0.1%
BMC Software Finance, Inc.
9/01/25 (g)(t)		2,700	2,697,543
Veritas US Inc.
6.577% (LIBOR 1 Month + 4.50%), 1/27/23 (s)		84	77,661
6.834% (LIBOR 1 Month + 4.50%), 1/27/23 (s)		28	25,864

			2,801,068

Total Bank Loans (cost $24,896,259)			23,826,675

MORTGAGE PASS-THROUGHS - 0.5%
Agency Fixed Rate 30-Year - 0.5%
Federal National Mortgage Association
Series 1998
8.00%, 6/01/28		10	10,686
Series 1999
7.50%, 11/01/29		15	16,738
Series 2018
4.50%, 8/01/48, TBA		13,000	13,484,453

Total Mortgage Pass-Throughs (cost $13,547,768)			13,511,877

INFLATION-LINKED SECURITIES - 0.4%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	4,145	3,576,710

Mexico - 0.3%
Mexican Udibonos
Series S
4.00%, 6/13/19	MXN	127,092	6,849,470

Total Inflation-Linked Securities (cost $10,358,781)			10,426,180

Company	Shares		U.S. $ Value
COMMON STOCKS - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Berry Petroleum Corp. (e)(g)(j)		143,329	$1,851,376
Denbury Resources, Inc. (j)		83,999	378,835
Golden Energy Offshore Services AS (e)(j)		1,497,659	881,338
Paragon Litigation - Class A (e)(g)		10,360	8,889
Paragon Litigation - Class B (e)(g)		15,538	466,140
Vantage Drilling International (e)(g)(j)		5,303	1,564,385

			5,150,963

Financials - 0.1%
Real Estate - 0.1%
Calibrate Real Estate Limited (e)(f)(g)		4,439	1,420,862

Information Technology - 0.1%
Internet Software & Services - 0.1%
Avaya Holdings Corp. (j)		45,968	946,021

IT Services - 0.0%
Paysafe Group Ltd. (e)(f)(g)		3,109	329,430

			1,275,451

Consumer Discretionary - 0.0%
Media - 0.0%
Ion Media Networks, Inc. - Class A (e)(f)(g)(j)		2,512	1,032,281

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. Npv (e)(f)(g)		16,421	492,630

Industrials - 0.0%
Consumer Cyclical - Automotive - 0.0%
Exide Technologies/Old (f)(j)(u)		45,970	136,531

Total Common Stocks (cost $10,475,156)			9,508,718

INVESTMENT COMPANIES - 0.3%
Funds and Investment Trusts - 0.3%
iShares MSCI Emerging Markets ETF (v) (cost $6,717,493)		150,071	6,732,185

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Chile - 0.0%
Empresa Nacional del Petroleo
3.75%, 8/05/26 (d)	U.S.$	202	193,860

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
4.75%, 4/24/25 (d)		1,418	1,450,387

	Principal Amount (000)		U.S. $ Value
5.375%, 4/24/30 (d)	U.S.$	1,940	$1,986,851

			3,437,238

Mexico - 0.1%
Petroleos Mexicanos
4.625%, 9/21/23		1,864	1,843,496

Total Quasi-Sovereigns (cost $5,358,166)			5,474,594

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30 (cost $2,560,000)		2,560	2,888,192

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (d)		1,057	1,046,958
9.125%, 3/16/24 (d)		363	351,203
27.50% (BADLAR + 3.83%), 5/31/22 (o)	ARS	28,600	856,869
Provincia de Cordoba
7.125%, 6/10/21 (d)	U.S.$	493	474,512

Total Local Governments - Regional Bonds (cost $3,742,852)			2,729,542

	Shares
PREFERRED STOCKS - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Tervita Corp.
0.00% (e)(j)		245,313	1,725,498

Financial Institutions - 0.0%
Paysafe Holdings UK Ltd.
0.00% (e)(f)(g)(j)		834,450	834,450

Total Preferred Stocks (cost $2,242,268)			2,559,948

	Principal Amount (000)
WHOLE LOAN TRUSTS - 0.1%
Performing Asset - 0.1%
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (e)(f)(g)		374	105,262
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (e)(f)(g)		1,963	793,070

	Principal Amount (000)		U.S. $ Value
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (e)(f)(g)	U.S.$	927	$926,741

Total Whole Loan Trusts (cost $3,177,923)			1,825,073

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.1%
Swaptions - 0.1%
IRS Swaption
Expiration: Aug 2018; Contracts: 17,014,000; Exercise Rate: EUR 1.56%; Counterparty: Morgan Stanley Capital Services, Inc. (j)	EUR	17,014,000	24,442
IRS Swaption
Expiration: Aug 2018; Contracts: 17,016,000; Exercise Rate: EUR 1.55%; Counterparty: Morgan Stanley Capital Services, Inc. (j)	EUR	17,016,000	31,218
IRS Swaption
Expiration: Oct 2018; Contracts: 60,905,000; Exercise Rate: USD 3.02%; Counterparty: Citibank, NA (j)	USD	60,905,000	616,597

			672,257

Options on Forward Contracts - 0.0%
GBP/EUR
Expiration: Aug 2018; Contracts: 41,575,950; Exercise Price: GBP 0.90; Counterparty: Morgan Stanley Capital Services, Inc. (j)	GBP	41,575,950	6,712
USD/EUR
Expiration: Oct 2018; Contracts: 27,315,750; Exercise Price: USD 1.21; Counterparty: Natwest Markets PLC (j)	USD	27,315,750	79,626
CNH/USD
Expiration: Aug 2018; Contracts: 181,067,500; Exercise Price: CNH 6.70; Counterparty: JPMorgan Chase Bank, NA (j)	CNH	181,067,500	483,084
USD/MXN
Expiration: Aug 2018; Contracts: 14,650,000; Exercise Price: MXN 17.50; Counterparty: Credit Suisse International (j)	USD	14,650,000	923

			570,345

Total Options Purchased - Puts (premiums paid $1,398,044)			1,242,602

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.0%
Qatar - 0.0%
Qatar Government International Bond
3.875%, 4/23/23 (d) (cost $857,073)	U.S.$	861	$864,186

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
iShares MSCI Emerging Markets ETF Expiration: Sep 2018; Contracts: 6,548; Exercise Price: USD 46.50; Counterparty: Morgan Stanley Co, Inc. (j) (premiums paid $281,619)	USD	654,800	288,112

	Shares
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (g)(j)		2,936	11,010
Encore Automotive Acceptance, expiring 7/15/31 (e)(f)(g)(j)		12	0
Flexpath Capital, Inc., expiring 4/15/31 (e)(f)(g)(j)		17,195	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (j)		2,475	693
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (j)		1,042	261

Total Warrants (cost $0)			11,964

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (v)(w)(x) (cost $5,179,213)		5,179,213	5,179,213

Total Investments - 120.2% (cost $3,288,807,752) (y)			3,218,487,194
Other assets less liabilities - (20.2)%			(541,821,932)

Net Assets - 100.0%			$2,676,665,262

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Bond Futures	1,842	September 2018	USD	184,200	$234,307,027	$234,135,469	$(171,558)
U.S. T-Note 2 Yr (CBT) Futures	108	September 2018	USD	21,600	22,865,742	22,828,500	(37,242)
U.S. T-Note 5 Yr (CBT) Futures	1,195	September 2018	USD	119,500	135,346,836	135,184,375	(162,461)
U.S. T-Note 10 Yr (CBT) Futures	3,072	September 2018	USD	307,200	369,303,130	366,864,000	(2,439,130)
U.S. Ultra Bond (CBT) Futures	31	September 2018	USD	3,100	4,756,070	4,864,094	108,024
Sold Contracts
10 Yr Canadian Bond Futures	124	September 2018	CAD	12,400	12,653,530	12,846,585	(193,055)
Euro-BOBL Futures	570	September 2018	EUR	57,000	87,627,563	87,721,943	(94,380)
Euro-Bund Futures	76	September 2018	EUR	7,600	14,342,741	14,359,711	(16,970)
Euro-Schatz Futures	1,866	September 2018	EUR	186,600	244,329,223	244,177,491	151,732
S&P 500 E-Mini Futures	62	September 2018	USD	3	8,725,370	8,733,010	(7,640)
U.S. Long Bond (CBT) Futures	439	September 2018	USD	43,900	61,617,138	62,763,281	(1,146,143)

							$(4,008,823)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand
Banking Group Ltd.	SGD	8,613	USD	6,464	8/16/18	$135,902
Bank of America, NA	EUR	4,598	USD	5,405	10/11/18	(188)
Barclays Bank PLC	INR	911,248	USD	13,296	8/09/18	2,909
Barclays Bank PLC	USD	13,350	ZAR	185,082	9/07/18	641,218
Barclays Bank PLC	TWD	930,164	USD	31,416	9/13/18	910,411
Barclays Bank PLC	USD	5,451	CHF	5,378	9/18/18	2,078
BNP Paribas SA	GBP	33,735	USD	45,271	8/03/18	989,609
BNP Paribas SA	MXN	156,343	USD	8,096	8/07/18	(286,121)
BNP Paribas SA	USD	2,211	MXN	44,531	8/07/18	176,260
BNP Paribas SA	NZD	37,893	USD	26,565	8/09/18	737,401
BNP Paribas SA	USD	6,348	NZD	9,312	8/09/18	(931)
BNP Paribas SA	CHF	5,409	USD	5,398	8/27/18	(75,542)
Citibank, NA	BRL	26,550	USD	7,071	8/02/18	(3,014)
Citibank, NA	USD	7,003	BRL	26,550	8/02/18	70,661
Citibank, NA	GBP	10,060	USD	13,179	8/03/18	(25,082)
Citibank, NA	MXN	362,353	USD	17,459	8/07/18	(1,966,912)
Citibank, NA	UYU	11,055	USD	371	8/07/18	8,749
Citibank, NA	UYU	12,751	USD	428	8/08/18	10,306
Citibank, NA	USD	39,701	INR	2,697,499	8/09/18	(349,806)
Citibank, NA	ZAR	449,876	USD	32,923	9/07/18	(1,085,557)
Citibank, NA	CHF	3,389	USD	3,442	9/18/18	5,516
Citibank, NA	TRY	41,012	USD	8,446	9/18/18	288,892
Citibank, NA	USD	1,843	RUB	117,010	9/27/18	19,349
Citibank, NA	JPY	611,195	USD	5,442	10/04/18	(47,132)
Citibank, NA	EUR	119,202	USD	140,456	10/11/18	338,672
Citibank, NA	USD	1,028	IDR	15,033,467	11/08/18	2,616
Credit Suisse International	USD	6,529	MXN	122,199	8/02/18	27,277
Credit Suisse International	MXN	120,988	USD	6,387	8/06/18	(99,897)
Credit Suisse International	USD	6,387	MXN	120,988	8/06/18	99,902
Credit Suisse International	USD	4,008	MXN	80,231	8/07/18	293,188
Credit Suisse International	CHF	2,769	SGD	3,953	8/27/18	103,037
Credit Suisse International	CNY	36,556	USD	5,540	8/28/18	167,846
Credit Suisse International	USD	5,356	CNY	36,520	8/28/18	11,275
Credit Suisse International	USD	19,216	ZAR	260,969	9/07/18	512,082
Credit Suisse International	ZAR	147,645	USD	10,669	9/07/18	(492,501)
Credit Suisse International	USD	6,759	JPY	745,714	10/04/18	(61,509)
Credit Suisse International	EUR	4,943	SEK	51,129	10/16/18	35,092

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	GBP	1,515	ZAR	27,009	10/17/18	$36,742
Credit Suisse International	USD	5,294	ZAR	72,241	10/17/18	139,102
Credit Suisse International	EUR	4,715	NOK	45,064	10/31/18	(7,002)
Deutsche Bank AG	ILS	48,180	USD	13,287	9/14/18	129,494
Deutsche Bank AG	USD	2,249	IDR	32,918,393	11/08/18	9,035
Goldman Sachs Bank USA	BRL	148,332	USD	38,576	8/02/18	(944,538)
Goldman Sachs Bank USA	USD	39,504	BRL	148,332	8/02/18	16,840
Goldman Sachs Bank USA	INR	378,784	USD	5,593	8/09/18	66,899
Goldman Sachs Bank USA	TRY	53,658	USD	10,832	9/13/18	136,418
Goldman Sachs Bank USA	GBP	10,226	EUR	11,538	10/11/18	100,833
Goldman Sachs Bank USA	PLN	25,356	USD	6,910	10/18/18	(36,172)
Goldman Sachs Bank USA	NOK	45,064	EUR	4,715	10/31/18	7,013
HSBC Bank USA	MXN	40,173	USD	2,102	8/07/18	(51,288)
HSBC Bank USA	INR	906,431	USD	13,307	8/09/18	83,624
HSBC Bank USA	USD	29,760	AUD	40,673	8/09/18	459,391
HSBC Bank USA	USD	8,339	CAD	11,000	8/30/18	121,396
HSBC Bank USA	TWD	253,161	USD	8,566	9/13/18	263,379
JPMorgan Chase Bank, NA	USD	2,107	MXN	39,060	8/02/18	(11,618)
JPMorgan Chase Bank, NA	USD	6,079	GBP	4,533	8/03/18	(129,094)
JPMorgan Chase Bank, NA	MXN	208,766	USD	11,196	8/07/18	3,374
JPMorgan Chase Bank, NA	AUD	11,531	USD	8,438	8/09/18	(129,139)
JPMorgan Chase Bank, NA	INR	842,114	USD	12,197	8/09/18	(88,072)
JPMorgan Chase Bank, NA	USD	18,641	INR	1,282,934	8/09/18	74,172
JPMorgan Chase Bank, NA	USD	6,027	NZD	8,551	8/09/18	(198,485)
JPMorgan Chase Bank, NA	SGD	18,291	USD	13,737	8/16/18	299,157
JPMorgan Chase Bank, NA	USD	6,339	SGD	8,580	8/16/18	(35,402)
JPMorgan Chase Bank, NA	USD	5,540	CNY	36,556	8/28/18	(167,846)
JPMorgan Chase Bank, NA	USD	9,671	SEK	84,858	9/20/18	15,212
JPMorgan Chase Bank, NA	JPY	433,290	USD	3,971	10/04/18	79,659
JPMorgan Chase Bank, NA	USD	6,718	JPY	730,478	10/04/18	(157,582)
JPMorgan Chase Bank, NA	SEK	51,129	EUR	4,943	10/16/18	(35,092)
JPMorgan Chase Bank, NA	ZAR	69,987	GBP	3,961	10/17/18	(47,763)
Morgan Stanley & Co., Inc.	USD	6,821	AUD	9,127	8/09/18	(39,479)
Morgan Stanley & Co., Inc.	USD	28,753	CAD	38,253	8/30/18	667,823
Morgan Stanley Capital Services, Inc.	COP	27,651	USD	10	8/28/18	17
Morgan Stanley Capital Services, Inc.	USD	13,515	CLP	8,710,703	8/28/18	150,213
Royal Bank of Scotland PLC	MXN	122,199	USD	6,529	8/02/18	(27,273)
Royal Bank of Scotland PLC	ARS	360,061	USD	12,568	8/24/18	(294,044)
Standard Chartered Bank	BRL	199,596	USD	52,767	8/02/18	(412,182)
Standard Chartered Bank	USD	10,362	BRL	38,907	8/02/18	4,417
Standard Chartered Bank	USD	43,202	BRL	160,689	8/02/18	(389,050)
Standard Chartered Bank	AUD	52,140	USD	39,675	8/09/18	936,024
Standard Chartered Bank	CAD	194,221	USD	149,823	8/30/18	447,348
Standard Chartered Bank	BRL	160,689	USD	43,035	9/05/18	389,000
Standard Chartered Bank	IDR	227,946,745	USD	15,392	11/08/18	(241,715)
Standard Chartered Bank	USD	1,909	IDR	27,942,183	11/08/18	7,604
Standard Chartered Bank	USD	13,443	KRW	14,997,507	11/15/18	63,410
State Street Bank & Trust Co.	EUR	1,650	USD	1,941	10/11/18	1,365
State Street Bank & Trust Co.	USD	5,584	MYR	22,513	11/29/18	(39,229)
UBS AG	SGD	3,953	CHF	2,769	8/27/18	(102,966)
UBS AG	USD	5,894	NOK	47,984	9/20/18	(88)
UBS AG	JPY	1,465,098	EUR	11,151	10/11/18	(57,821)
UBS AG	ZAR	27,009	GBP	1,515	10/17/18	(36,740)

						$2,125,337

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
USD vs. EUR/Natwest Markets PLC	USD	1.170	10/2018	26,412,750	USD	26,413	$221,235	$(260,879)
USD vs. MXN/Credit Suisse International	MXN	22.000	08/2018	14,650,000	USD	14,650	285,236	(733)
USD vs. MXN/Goldman Sachs Bank USA	MXN	22.000	08/2018	7,837,000	USD	7,837	142,100	(549)
Put
BRL vs. USD/Morgan Stanley Capital Services, Inc.	BRL	4.100	10/2018	55,042,500	BRL	55,043	140,922	(156,682)
INR vs. USD/JPMorgan Chase Bank, NA	INR	71.320	02/2019	921,811,000	INR	921,811	119,686	(160,677)
MXN vs. USD/Morgan Stanley Capital Services LLC	MXN	23.820	02/2019	307,873,500	MXN	307,874	172,200	(42,007)
NOK vs. EUR/Goldman Sachs Bank USA	NOK	9.790	10/2018	225,170,000	NOK	225,170	128,644	(129,912)
SEK vs. EUR/JPMorgan Chase Bank, NA	SEK	10.600	10/2018	244,860,000	SEK	244,860	142,949	(72,375)
SGD vs. CHF/UBS AG	SGD	1.480	08/2018	21,682,000	SGD	21,682	112,620	(2,421)
TRY vs. CHF/UBS AG	TRY	5.900	02/2019	72,570,000	TRY	72,570	132,672	(460,732)
USD vs. EUR/Natwest Markets PLC	USD	1.250	10/2018	28,218,750	USD	28,219	156,201	(10,695)
ZAR vs. GBP/UBS AG	ZAR	19.520	10/2018	182,512,000	ZAR	182,512	165,573	(30,674)

							$1,920,038	$(1,328,336)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put
1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	3.17%	10/15/18	$60,905	$188,805	$(284,780)
Call
1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.69	10/15/18	60,905	204,032	(65,732)

						$392,837	$(350,512)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive		Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 6/20/23*	(5.00	) %	Quarterly	3.29%	USD	33,720	$(2,561,904)	$(2,217,482)	$(344,422)
CDX-NAIG Series 30, 5 Year Index, 6/20/23*	(1.00)		Quarterly	0.58	USD	53,700	(1,071,608)	(841,382)	(230,226)

							$(3,633,512)	$(3,058,864)	$(574,648)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD 328,890	1/17/20	3 Month LIBOR	2.170%	Quarterly/ Semi-Annual	$(2,998,807)
USD 328,890	1/17/20	3 Month LIBOR	2.204%	Quarterly/ Semi-Annual	(2,836,041)
USD 132,955	1/17/23	2.389%	3 Month LIBOR	Semi-Annual/ Quarterly	3,345,578
USD 132,955	1/17/23	2.420%	3 Month LIBOR	Semi-Annual/ Quarterly	3,170,029
USD 109,350	4/20/23	2.850%	3 Month LIBOR	Semi-Annual/ Quarterly	(113,864)
USD 46,860	4/02/24	2.851%	3 Month LIBOR	Semi-Annual/ Quarterly	(17,761)
USD 30,755	2/10/25	2.034%	3 Month LIBOR	Semi-Annual/ Quarterly	1,668,561
USD 6,010	6/09/25	2.491%	3 Month LIBOR	Semi-Annual/ Quarterly	196,480
USD 10,000	1/11/27	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	570,814
USD 11,920	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	633,776

					$3,618,765

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
JPMorgan Chase Bank, NA
People’s Republic of China, 7.500%, 10/28/27, 6/20/23*	(1.00)%	Quarterly	0.59%	USD	26,900	$(534,626)	$(541,420)	$6,794
Republic of Korea, 7.125%, 4/16/19, 6/20/23*	(1.00)	Quarterly	0.42	USD	26,900	(747,269)	(690,832)	(56,437)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	5,000	(976,527)	(128,856)	(847,671)
Federative Republic of Brazil, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	2.12	USD	6,750	(321,682)	(282,344)	(39,338)
Republic of Colombia, 10.375%, 1/28/33, 6/20/23*	1.00	Quarterly	1.05	USD	6,750	(8,443)	(46,346)	37,903
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	5,000	(548,916)	(525,718)	(23,198)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	5,000	(548,916)	(533,435)	(15,481)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	5,000	(548,916)	(632,875)	83,959
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	1,146	(125,812)	(190,528)	64,716
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.31	USD	15,000	(165,167)	(440,738)	275,571
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.31	USD	6,500	(71,934)	(365,176)	293,242
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.31	USD	2,839	(31,418)	(117,000)	85,582

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.31%	USD	567	$(6,275)	$(23,367)	$17,092
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.31	USD	1,136	(12,572)	(47,705)	35,133
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	4,000	(781,223)	48,198	(829,421)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	9,220	(1,012,203)	(1,159,937)	147,734
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	660	(72,457)	(8,954)	(63,503)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.31	USD	23,700	(264,914)	(1,080,103)	815,189
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	20,000	(2,194,000)	(3,005,747)	811,747
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	10,000	(1,097,833)	(1,648,783)	550,950
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	16,500	(3,222,541)	(3,879,211)	656,670
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	32,853	(3,606,712)	(4,763,134)	1,156,422
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	6,323	(694,160)	(1,066,707)	372,547
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	8,827	(969,057)	(1,510,565)	541,508
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.31	USD	293	(3,244)	(12,516)	9,272
Republic of South Africa, 5.500%, 3/09/20, 6/20/23*	1.00	Quarterly	1.81	USD	6,750	(233,294)	(220,097)	(13,197)
Russian Federation, 7.500%, 3/31/30, 6/20/23*	1.00	Quarterly	1.32	USD	6,750	(88,014)	(121,676)	33,662
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	547	(60,051)	(39,813)	(20,238)

						$(18,948,176)	$(23,035,385)	$4,087,209

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	314	$57,320	$	– 0	–	$57,320
AUD/JPY 3/3/20*	12.75	Maturity	AUD	160	(39,995)		– 0	–	(39,995)
AUD/JPY 4/16/20*	12.25	Maturity	AUD	423	(34,604)		– 0	–	(34,604)
AUD/JPY 5/7/20*	12.22	Maturity	AUD	264	(18,048)		– 0	–	(18,048)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	72	(21,020)		– 0	–	(21,020)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	87	(22,409)		– 0	–	(22,409)
					$(78,756)	$	– 0	–	$(78,756)

*	Termination date
REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at July 31, 2018
Bank of America	30,584	USD	2.15%	10/10/18	$30,624,309
Barclays Capital, Inc.	1,356	USD	(5.00)%*	5/01/19	1,356,400
Barclays Capital, Inc.	2,563	USD	0.25%	2/21/19	2,570,170
Barclays Capital, Inc.+	640	USD	(1.13)%*	—	639,593
Barclays Capital, Inc.+	1,306	EUR	(0.50)%*	—	1,306,459
Barclays Capital, Inc.+	1,422	USD	0.50%	—	1,424,339
Credit Suisse Securities (Europe) Ltd.+	1,119	EUR	(2.00)%	—	1,308,437
Credit Suisse Securities (Europe) Ltd.+	406	EUR	(1.00)%	—	475,266
Credit Suisse Securities (Europe) Ltd.+	4,931	EUR	(0.75)%	—	5,766,357
Credit Agricole SA+	488	EUR	0.00%	—	570,319
First Boston	134	USD	(3.50)%*	7/19/19	133,886
HSBC Bank USA	20,145	USD	2.20%	10/10/18	20,169,747
HSBC Bank USA	140,288	USD	2.20%	10/16/18	140,407,524
HSBC Bank USA+	51,895	USD	1.99%	—	52,101,701
JP Morgan Chase Bank	2,060	EUR	(2.00)%*	5/10/19	2,409,153
JP Morgan Chase Bank	1,842	EUR	(2.00)%*	5/31/19	2,154,454
JP Morgan Chase Bank	215,933	USD	2.20%	10/25/18	216,011,675
JP Morgan Chase Bank+	3,365	USD	1.60%	—	3,367,499
JP Morgan Chase Bank+	38,407	USD	2.00%	—	38,483,109

					$521,280,397

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2018
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days	Total
Corporates - Non-Investment Grade	$66,959,970	$	– 0	–	$	– 0	–	$8,490,177	$75,450,147
Governments - Treasuries	38,483,109		– 0	–		407,213,255		133,886	445,830,250

Total	$105,443,079	$	– 0	–		$407,213,255		$8,624,063	$521,280,397

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $639,711,990 or 23.9% of net assets.

(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2018.
(i)	Defaulted matured security.
(j)	Non-income producing security.
(k)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.68% of net assets as of July 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Aveta, Inc.
7.00%, 4/01/19	12/15/17	$	– 0	–	$	– 0	–	0.00%
Aveta, Inc.
10.50%, 3/01/21	12/15/17		– 0	–		– 0	–	0.00%
Exide Technologies
11.00%, 4/30/22	12/01/17		2,853,311			3,074,515		0.11%
Exide Technologies
7.00%, 4/30/25	12/01/17		2,638,845			2,084,419		0.08%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.314%, 11/25/24	11/06/15		1,517,993			1,670,041		0.06%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15		861,787			14		0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 8/25/25	7/28/17		2,681,531			2,443,638		0.09%
SoFi Consumer Loan Program LLC Series 2016-5, Class R Zero Coupon, 9/25/28	6/23/17		1,275,923			641,511		0.02%
SoFi Consumer Loan Program LLC Series 2017-2, Class R Zero Coupon, 2/25/26	6/15/17		953,251			665,874		0.02%
SoFi Consumer Loan Program LLC Series 2017-3, Class R Zero Coupon, 5/25/26	5/11/17		1,107,300			870,003		0.03%
SoFi Consumer Loan Program LLC Series 2017-4, Class R1 Zero Coupon, 5/26/26	6/28/17		1,956,053			1,561,509		0.06%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 9/25/26	9/18/17		1,758,337			1,425,515		0.05%
SoFi Consumer Loan Program LLC Series 2017-6, Class R1 Zero Coupon, 11/25/26	11/09/17		2,912,244			2,799,187		0.10%
Tonon Luxembourg SA
7.25%, 1/24/20	7/24/15		2,270,551			51,307		0.00%
Vantage Drilling International
10.00%, 12/31/20	6/17/16		73,705			75,460		0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	$3,510,948	$276,983	0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	745,965	214,725	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	2/03/14	916,308	103,512	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.314%, 11/25/25	9/06/16	903,505	1,004,594	0.04%

(l)	Defaulted.
(m)	Convertible security.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2018.
(p)	Inverse interest only security.
(q)	IO - Interest Only.
(r)	Variable rate coupon, rate shown as of July 31, 2018.
(s)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2018.
(t)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(u)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies/Old	4/30/15	$87,194	$136,531	0.01%

(v)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(w)	Affiliated investments.
(x)	The rate shown represents the 7-day yield as of period end.
(y)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,876,806 and gross unrealized depreciation of investments was $(120,392,935), resulting in net unrealized depreciation of $(64,516,129).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen

KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
BBA	-	British Bankers Association
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
IRS	-	Interest Rate Swaption
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REITs	-	Real Estate Investment Trusts
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced

AB Bond Fund, Inc.

Income Fund

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,836,874,790		$	– 0	–	$1,836,874,790
Corporates - Non-Investment Grade		– 0	–	468,156,110			5,488,229	(a)	473,644,339
Collateralized Mortgage Obligations		– 0	–	215,461,494			9,632,391		225,093,885
Emerging Markets - Treasuries		– 0	–	89,533,953			– 0	–	89,533,953
Local Governments - Provincial Bonds		– 0	–	89,177,936			– 0	–	89,177,936
Corporates - Investment Grade		– 0	–	84,024,846			– 0	–	84,024,846
Asset-Backed Securities		– 0	–	39,504,083			36,411,257		75,915,340
Emerging Markets - Corporate Bonds		– 0	–	59,084,363			328,290		59,412,653
Commercial Mortgage-Backed Securities		– 0	–	16,083,220			38,578,475		54,661,695
Collateralized Loan Obligations		– 0	–	– 0	–		52,761,766		52,761,766
Emerging Markets - Sovereigns		– 0	–	48,919,410			– 0	–	48,919,410
Agencies		– 0	–	41,397,520			– 0	–	41,397,520
Bank Loans		– 0	–	23,826,675			– 0	–	23,826,675
Mortgage Pass-Throughs		– 0	–	13,511,877			– 0	–	13,511,877
Inflation-Linked Securities		– 0	–	10,426,180			– 0	–	10,426,180
Common Stocks		2,206,194		– 0	–		7,302,524		9,508,718
Investment Companies		6,732,185		– 0	–		– 0	–	6,732,185
Quasi-Sovereigns		– 0	–	5,474,594			– 0	–	5,474,594
Local Governments - US Municipal Bonds		– 0	–	2,888,192			– 0	–	2,888,192
Local Governments - Regional Bonds		– 0	–	2,729,542			– 0	–	2,729,542
Preferred Stocks		– 0	–	1,725,498			834,450		2,559,948
Whole Loan Trusts		– 0	–	– 0 –			1,825,073		1,825,073
Options Purchased - Puts		– 0	–	1,242,602			– 0	–	1,242,602
Governments - Sovereign Bonds		– 0	–	864,186			– 0	–	864,186
Options Purchased - Calls		– 0	–	288,112			– 0	–	288,112
Warrants		954		– 0	–		11,010	(a)	11,964
Short-Term Investments		5,179,213		– 0	–		– 0	–	5,179,213

Total Investments in Securities		14,118,546		3,051,195,183			153,173,465		3,218,487,194
Other Financial Instruments (b):
Assets:
Futures		259,756		– 0	–		– 0	–	259,756
Forward Currency Exchange Contracts		– 0	–	10,299,209			– 0	–	10,299,209
Centrally Cleared Interest Rate Swaps		– 0	–	9,585,238			– 0	–	9,585,238
Variance Swaps		– 0	–	57,320			– 0	–	57,320
Liabilities:
Futures		(4,268,579)		– 0	–		– 0	–	(4,268,579)
Forward Currency Exchange Contracts		– 0	–	(8,173,872)			– 0	–	(8,173,872)
Currency Options Written		– 0	–	(1,328,336)			– 0	–	(1,328,336)
Interest Rate Swaptions		– 0	–	(350,512)			– 0	–	(350,512)
Centrally Cleared Credit Default Swaps		– 0	–	(3,633,512)			– 0	–	(3,633,512)
Centrally Cleared Interest Rate Swaps		– 0	–	(5,966,473)			– 0	–	(5,966,473)
Credit Default Swaps		– 0	–	(18,948,176)			– 0	–	(18,948,176)
Variance Swaps		– 0	–	(136,076)			– 0	–	(136,076)
Reverse Repurchase Agreements		(521,280,397)		– 0	–		– 0	–	(521,280,397)

Total (c)		$(511,170,674)		$3,032,599,993			$153,173,465		$2,674,602,784

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade(a)		Collateralized Mortgage Obligations		Asset-Backed Securities
Balance as of 10/31/17	$8,839,957		$5,300,000		$23,774,688
Accrued discounts/(premiums)	105,636		– 0	–	(139,565)
Realized gain (loss)	(12,804)		– 0	–	(2,213,141)
Change in unrealized appreciation/depreciation	1,656,547		– 0	–	(2,289,943)
Purchases/Payups	2,916,993		9,632,391		18,952,108
Sales/Paydowns	(8,018,100)		– 0	–	(1,672,890)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(5,300,000)		– 0	–

Balance as of 7/31/18	$5,488,229		$9,632,391		$36,411,257

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(409,647)		$ – 0	–	$(2,343,203)

	Emerging Markets - Corporate Bonds		Commercial Mortgage-Backed Securities		Collateralized Loan Obligations
Balance as of 10/31/17	$253,685		$41,690,886		$14,845,194
Accrued discounts/(premiums)	(1,667)		73,228		3,028
Realized gain (loss)	– 0	–	(403,800)		32,659
Change in unrealized appreciation/depreciation	(166,546)		927,762		(158,184)
Purchases/Payups	– 0	–	2,562,925		41,046,124
Sales/Paydowns	– 0	–	(6,272,526)		(3,007,055)
Transfers in to Level 3	242,818		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/18	$328,290		$38,578,475		$52,761,766

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(166,546)		$297,240		$(163,459)

	Bank Loans			Common Stocks		Preferred Stocks
Balance as of 10/31/17		$2,077,333		$3,352,486		$3,578,937
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–
Realized gain (loss)		– 0	–	217,842		104,755
Change in unrealized appreciation/depreciation		– 0	–	1,621,007		(442,509)
Purchases/Payups		– 0	–	1,503,085		869,331
Sales/Paydowns		– 0	–	(1,630,201)		(3,276,064)
Transfers in to Level 3		– 0	–	2,238,305		– 0	–
Transfers out of Level 3		(2,077,333)		– 0	–	– 0	–

Balance as of 7/31/18	$	– 0	–	$7,302,524		$834,450

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$	– 0	–	$1,595,971		$ – 0	–

	Whole Loan Trusts			Warrants(a)		Total
Balance as of 10/31/17		$10,733,694		$ – 0	–	$114,446,860
Accrued discounts/(premiums)		(7,119)		– 0	–	33,541
Realized gain (loss)		(3,970,453)		– 0	–	(6,244,942)
Change in unrealized appreciation/depreciation		2,136,423		11,010		3,295,567
Purchases/Payups		– 0	–	– 0	–	77,482,957
Sales/Paydowns		(7,067,472)		– 0	–	(30,944,308)
Transfers in to Level 3		– 0	–	– 0	–	2,481,123
Transfers out of Level 3		– 0	–	– 0	–	(7,377,333)

Balance as of 7/31/18		$1,825,073		$11,010		$153,173,465	(b)

Net change in unrealized appreciation/depreciation
from investments held as of 7/31/18		$(112,957)		$11,010		$(1,291,591)

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2018. Securities priced i) by third party vendors, or ii) by brokers are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/18			Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade	$	– 0	–	Qualitative Assessment		$	– 0	–
		$165,779		Recovery Analysis	Collateral Value		$100.00 / N/A

$165,779

Common Stocks		$1,032,281			EBITDA* Projection EBITDA* Multiples		$259.9 mm / N/A 5.4X-7.4X / 6.4X
		$329,430		Market-Approach	EBITDA* Projection EBITDA* Multiples		$505mm / N/A 13.8X / N/A
		$1,420,862		Recovery Analysis	Liquidation Value		$320.09 / N/A

$2,782,573
Preferred Stocks		$834,450		Market-Approach	EBITDA* Projection EBITDA* Multiples		$505mm / N/A 13.8X / N/A
Whole Loan Trusts		$105,262		Discounted Cash Flow	Level Yield		28.16% / N/A
		$926,741		Discounted Cash Flow	Cash Flow Yield		100.00% / N/A
		$793,070		Recovery Analysis	Cumulative Loss		<20% / N/A

$1,825,073

Warrants	$	– 0	–	Qualitative Assessment		$	– 0	–

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in isolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$79,428	$1,012,763	$1,087,012	$5,179	$329

AB Bond Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 22.8%
Financial Institutions - 11.1%
Banking - 9.9%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	U.S.$	200	$201,644
Banco Santander SA
3.25%, 4/04/26 (a)	EUR	300	370,780
3.50%, 4/11/22	U.S.$	400	396,376
5.179%, 11/19/25		600	614,880
Bank of America Corp.
2.881%, 4/24/23		900	873,999
4.45%, 3/03/26		96	96,300
Series DD
6.30%, 3/10/26 (b)		185	197,221
Series L
3.95%, 4/21/25		1,455	1,428,548
Series Z
6.50%, 10/23/24 (b)		289	308,493
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		565	556,700
BB&T Corp.
2.625%, 6/29/20		319	315,906
BNP Paribas SA
2.375%, 5/21/20		355	349,498
3.80%, 1/10/24 (a)		347	340,882
Series E
2.25%, 1/11/27 (a)	EUR	345	410,635
BPCE SA
2.65%, 2/03/21	U.S.$	313	306,524
5.70%, 10/22/23 (a)		230	241,226
Capital One Financial Corp.
3.30%, 10/30/24		901	859,527
Citigroup, Inc.
3.70%, 1/12/26		1,000	973,440
4.044%, 6/01/24		1,307	1,314,711
Citizens Bank NA/Providence RI
2.25%, 3/02/20		380	373,597
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		250	246,335
Compass Bank
2.875%, 6/29/22		895	862,726
5.50%, 4/01/20		1,339	1,376,385
Cooperatieve Rabobank UA
4.375%, 8/04/25		1,373	1,361,275
Credit Agricole SA/London
2.75%, 6/10/20 (a)		378	373,475
3.25%, 10/04/24 (a)		257	243,287
3.375%, 1/10/22 (a)		355	349,025
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		600	595,668
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		254	248,790
3.85%, 7/08/24		905	898,520

	Principal Amount (000)		U.S. $ Value
Series D
6.00%, 6/15/20	U.S.$	1,282	$1,344,113
HSBC Bank USA NA
4.875%, 8/24/20		360	370,408
HSBC Holdings PLC
4.25%, 8/18/25		287	283,720
HSBC Holdings plc
4.25%, 3/14/24		876	873,477
HSBC Holdings PLC
4.375%, 11/23/26		230	228,264
ING Bank NV
5.80%, 9/25/23 (a)		871	927,188
JPMorgan Chase & Co.
3.22%, 3/01/25		890	859,749
3.54%, 5/01/28		1,615	1,544,263
KeyBank NA/Cleveland/OH
2.25%, 3/16/20		629	619,741
Lloyds Banking Group plc
4.375%, 3/22/28		333	329,181
4.582%, 12/10/25		929	918,539
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		550	540,518
Morgan Stanley
5.00%, 11/24/25		640	664,858
Series G
4.35%, 9/08/26		1,930	1,918,574
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		300	296,331
Nationwide Building Society
4.00%, 9/14/26 (a)		950	900,059
PNC Bank NA
2.60%, 7/21/20		250	247,260
Santander Holdings USA, Inc.
4.40%, 7/13/27		890	865,988
Standard Chartered plc
3.95%, 1/11/23 (a)		350	341,835
UBS AG/Stamford CT
7.625%, 8/17/22		620	688,826
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		436	435,799
US Bancorp
Series J
5.30%, 4/15/27 (b)		380	379,966
Wells Fargo & Co.
3.069%, 1/24/23		712	694,898

			33,359,928

Finance - 0.3%
Synchrony Financial
3.95%, 12/01/27		642	582,146
4.50%, 7/23/25		307	297,953

			880,099

	Principal Amount (000)		U.S. $ Value
Insurance - 0.9%
American International Group, Inc.
8.175%, 5/15/58	U.S.$	690	$873,788
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)		744	727,394
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		110	113,911
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		699	865,977
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		246	382,569

			2,963,639

			37,203,666

Industrial - 10.7%
Basic - 1.1%
Eastman Chemical Co.
3.80%, 3/15/25		220	217,937
Glencore Funding LLC
4.125%, 5/30/23 (a)		516	509,679
Mexichem SAB de CV
4.875%, 9/19/22 (a)		225	231,806
Minsur SA
6.25%, 2/07/24 (a)		335	357,428
Mosaic Co. (The)
5.625%, 11/15/43		193	194,608
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		697	680,446
Vale Overseas Ltd.
6.25%, 8/10/26		1,030	1,132,006
Yamana Gold, Inc.
4.95%, 7/15/24		339	338,193

			3,662,103

Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27		540	558,900
General Electric Co.
Series D
5.00%, 1/21/21 (b)		187	183,784

			742,684

Communications - Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		740	753,742
Cox Communications, Inc.
2.95%, 6/30/23 (a)		233	221,243
Time Warner Cable LLC
4.50%, 9/15/42		230	196,549
5.00%, 2/01/20		740	754,925

	Principal Amount (000)		U.S. $ Value
Warner Media LLC
4.875%, 3/15/20	U.S.$	390	$399,504

			2,325,963

Communications - Telecommunications - 1.5%
AT&T, Inc.
3.40%, 5/15/25		1,610	1,528,953
4.125%, 2/17/26		1,161	1,145,303
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	130	103,127
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)	U.S.$	740	734,990
Verizon Communications, Inc.
4.862%, 8/21/46		555	556,249
Vodafone Group PLC
3.75%, 1/16/24		297	294,214
Vodafone Group plc
4.125%, 5/30/25		653	653,222

			5,016,058

Consumer Cyclical - Automotive - 0.9%
Ford Motor Credit Co. LLC
3.664%, 9/08/24		603	577,161
5.875%, 8/02/21		1,291	1,360,830
General Motors Co.
3.50%, 10/02/18		340	340,578
General Motors Financial Co., Inc.
3.10%, 1/15/19		560	561,120
4.00%, 1/15/25		106	103,243
4.30%, 7/13/25		135	132,515

			3,075,447

Consumer Non-Cyclical - 1.4%
Becton Dickinson and Co.
3.734%, 12/15/24		180	176,564
Biogen, Inc.
4.05%, 9/15/25		683	688,963
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		6	6,276
CVS Health Corp.
4.10%, 3/25/25		450	450,558
4.30%, 3/25/28		450	450,149
Gilead Sciences, Inc.
2.55%, 9/01/20		910	900,263
Mylan NV
3.125%, 11/22/28 (a)	EUR	344	420,796
Reynolds American, Inc.
6.875%, 5/01/20	U.S.$	345	365,655
Tyson Foods, Inc.
2.65%, 8/15/19		164	163,311
3.95%, 8/15/24		541	540,416
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		377	373,528

	Principal Amount (000)		U.S. $ Value
Zoetis, Inc.
3.45%, 11/13/20	U.S.$	334	$334,711

			4,871,190

Energy - 2.8%
Cenovus Energy, Inc.
3.00%, 8/15/22		42	40,184
4.25%, 4/15/27		587	569,995
5.70%, 10/15/19		169	173,010
Encana Corp.
3.90%, 11/15/21		415	417,909
Energy Transfer Partners LP
4.75%, 1/15/26		1,138	1,151,872
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		135	136,806
Enterprise Products Operating LLC
5.20%, 9/01/20		235	244,294
Hess Corp.
4.30%, 4/01/27		648	632,934
Kinder Morgan, Inc./DE
3.15%, 1/15/23		1,700	1,650,224
Marathon Oil Corp.
6.80%, 3/15/32		650	768,502
Noble Energy, Inc.
3.85%, 1/15/28		275	265,180
3.90%, 11/15/24		580	572,791
4.15%, 12/15/21		290	294,689
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		609	583,227
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		482	497,275
5.625%, 3/01/25		1,045	1,119,456
Williams Partners LP
4.125%, 11/15/20		403	408,114

			9,526,462

Other Industrial - 0.2%
Alfa SAB de CV
5.25%, 3/25/24 (a)		530	547,225

Services - 0.5%
Expedia Group, Inc.
3.80%, 2/15/28		636	593,000
S&P Global, Inc.
4.40%, 2/15/26		584	598,214
Total System Services, Inc.
3.75%, 6/01/23		116	114,942
4.00%, 6/01/23		309	310,326

			1,616,482

Technology - 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		181	175,067
3.875%, 1/15/27		395	370,269
Dell International LLC/EMC Corp.

	Principal Amount (000)		U.S. $ Value
5.45%, 6/15/23 (a)	U.S.$	447	$469,305
6.02%, 6/15/26 (a)		469	495,625
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)		629	621,905
KLA-Tencor Corp.
4.65%, 11/01/24		614	632,758
Lam Research Corp.
2.80%, 6/15/21		269	264,403
Motorola Solutions, Inc.
3.50%, 3/01/23		400	387,636
7.50%, 5/15/25		43	49,430
Seagate HDD Cayman
4.75%, 1/01/25		336	326,000
VMware, Inc.
2.95%, 8/21/22		283	273,556

			4,065,954

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		545	532,115

			35,981,683

Utility - 1.0%
Electric - 1.0%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (a)		710	713,749
Dominion Energy, Inc.
4.70%, 12/01/44		750	763,928
Enel Chile SA
4.875%, 6/12/28		514	525,339
Exelon Generation Co. LLC
2.95%, 1/15/20		453	450,952
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		580	600,300
TECO Finance, Inc.
5.15%, 3/15/20		380	389,553

			3,443,821

Total Corporates - Investment Grade
(cost $77,269,443)			76,629,170

MORTGAGE PASS-THROUGHS - 19.2%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
3.75% (LIBOR 12 Month + 2.00%), 1/01/37 (c)		26	27,169

Agency Fixed Rate 15-Year - 1.6%
Federal National Mortgage Association
Series 2016
2.50%, 8/01/31-1/01/32		4,140	4,015,073
Series 2017

	Principal Amount (000)			U.S. $ Value
2.50%, 2/01/32	U.S.$	1,201		$1,164,259

				5,179,332

Agency Fixed Rate 30-Year - 17.6%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		208		225,397
Series 2007
5.50%, 7/01/35		29		31,039
Series 2016
4.00%, 2/01/46		1,488		1,522,809
Series 2017
4.00%, 7/01/44		1,161		1,188,024
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		201		218,041
Series 2004
5.50%, 4/01/34-1/01/35		665		722,566
Series 2005
5.50%, 2/01/35		85		91,665
Series 2007
5.50%, 8/01/37		386		419,277
Series 2010
4.00%, 12/01/40		694		711,120
Series 2013
4.00%, 10/01/43		1,675		1,713,324
Series 2016
3.50%, 1/01/47		1,606		1,594,186
Series 2017
3.50%, 9/01/47-1/01/48		12,633		12,527,713
Series 2018
3.50%, 11/01/47-4/01/48		13,411		13,300,740
4.00%, 8/01/48, TBA		8,300		8,430,984
4.50%, 8/01/48, TBA		14,835		15,387,835
Government National Mortgage Association
Series 1990
9.00%, 12/15/19		0	**	2
Series 1999
8.15%, 9/15/20		11		11,123
Series 2016
3.00%, 4/20/46-5/20/46		1,174		1,149,382

				59,245,227

Other Agency Fixed Rate Programs - 0.0%
Federal National Mortgage Association
Series 2012
2.50%, 5/01/22		132		131,187

Total Mortgage Pass-Throughs (cost $65,305,141)				64,582,915

GOVERNMENTS - TREASURIES - 17.4%
United States - 17.4%
U.S. Treasury Bonds
2.50%, 2/15/45-5/15/46		4,032		3,596,918
2.75%, 11/15/47		1,572		1,470,803
2.875%, 8/15/45-11/15/46		1,556		1,495,246
3.00%, 5/15/45-5/15/47		2,876		2,830,809

	Principal Amount (000)		U.S. $ Value
3.125%, 8/15/44	U.S.$	9,077	$9,147,612
4.375%, 2/15/38		960	1,150,800
4.50%, 2/15/36		416	500,584
5.375%, 2/15/31		1,744	2,177,547
U.S. Treasury Notes
0.875%, 10/15/18		5,768	5,754,481
1.25%, 3/31/21		2,872	2,762,056
1.625%, 6/30/20-4/30/23		6,560	6,324,023
1.75%, 11/30/19-11/30/21		10,554	10,363,862
1.875%, 1/31/22-4/30/22		4,690	4,542,919
2.125%, 12/31/22		3,430	3,328,758
2.25%, 2/15/27		1,998	1,892,074
2.375%, 8/15/24		1,040	1,010,066

Total Governments - Treasuries
(cost $59,762,457)			58,348,558

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.2%
Non-Agency Fixed Rate CMBS - 9.3%
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		735	710,096
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		1,305	1,296,289
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.102%, 11/10/46 (a)(d)		565	529,903
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,223	1,188,838
Series 2015-GC27, Class XA
1.39%, 2/10/48 (e)		9,618	661,385
Series 2015-GC35, Class A4
3.818%, 11/10/48		340	342,858
Series 2016-GC36, Class A5
3.616%, 2/10/49		425	421,991
Series 2018-B2, Class A4
4.009%, 3/10/51		1,050	1,063,359
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		343	331,907
Series 2015-CR24, Class A5
3.696%, 8/10/48		430	430,625
Series 2015-CR25, Class A4
3.759%, 8/10/48		1,045	1,051,170
Series 2015-DC1, Class A5
3.35%, 2/10/48		765	751,168
Series 2015-PC1, Class A5
3.902%, 7/10/50		685	691,573
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		332	328,021
Series 2015-C3, Class A4
3.718%, 8/15/48		573	574,290
Series 2015-C4, Class A4
3.808%, 11/15/48		1,450	1,459,559

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)	U.S.$	1,121	$1,115,566
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		766	753,661
Series 2018-GS9, Class A4
3.992%, 3/10/51		1,125	1,138,214
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)		31	31,222
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (d)		117	117,286
Series 2011-C5, Class D
5.405%, 8/15/46 (a)(d)		127	124,743
Series 2012-C6, Class D
5.141%, 5/15/45 (d)		690	674,919
Series 2012-C6, Class E
5.141%, 5/15/45 (a)(d)		389	341,377
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47		735	742,714
Series 2015-C30, Class A5
3.822%, 7/15/48		425	428,905
Series 2015-C31, Class A3
3.801%, 8/15/48		1,009	1,016,654
Series 2015-C32, Class C
4.667%, 11/15/48 (d)		540	532,515
Series 2015-C33, Class A4
3.77%, 12/15/48		1,050	1,054,425
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (d)		189	132,838
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		32	31,597
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		494	488,792
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		615	592,309
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5
3.892%, 6/15/47		730	742,572
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (d)		365	358,966
Series 2016-UB12, Class A4
3.596%, 12/15/49		660	650,841
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.444%, 11/01/31 (d)(e)(f)		448	4
UBS Commercial Mortgage Trust

	Principal Amount (000)		U.S. $ Value
Series 2018-C10, Class A4
4.313%, 5/15/51	U.S.$	750	$775,494
Series 2018-C8, Class A4
3.983%, 2/15/51		720	726,145
Series 2018-C9, Class A4
4.117%, 3/15/51		1,300	1,322,888
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		1,098	1,071,993
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48		1,040	1,026,411
Series 2015-SG1, Class C
4.469%, 9/15/48 (d)		516	505,071
Series 2016-C35, Class XA
1.985%, 7/15/48 (e)		3,914	451,062
Series 2016-LC25, Class C
4.436%, 12/15/59 (d)		545	523,509
Series 2016-NXS6, Class C
4.311%, 11/15/49 (d)		600	587,229
Series 2018-C43, Class A4
4.012%, 3/15/51		900	908,328
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.219%, 3/15/45 (a)(e)		7,913	342,363

			31,143,645

Non-Agency Floating Rate CMBS - 2.9%
Ashford Hospitality Trust, Inc.
Series 2018-ASHF, Class A
2.972% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(c)		698	696,475
Series 2018-KEYS, Class A
3.05% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(c)		750	749,996
Atrium Hotel Portfolio Trust
Series 2018-ATRM, Class A
3.022% (LIBOR 1 Month + 0.95%), 6/15/35 (a)(c)		750	750,456
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.072% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(c)(d)		1,330	1,346,025
BHMS Mortgage Trust
Series 2018-ATLS, Class A
3.322% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(c)		675	677,675
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
2.892% (LIBOR 1 Month + 0.82%), 6/15/35 (a)(c)		700	702,432
BX Trust
Series 2017-IMC, Class A

	Principal Amount (000)		U.S. $ Value
3.122% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(c)	U.S.$	805	$805,999
Series 2018-GW, Class A
2.872% (LIBOR 1 Month + 0.80%), 5/15/35 (a)(c)		188	187,936
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.672% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)(d)		450	454,336
Great Wolf Trust
Series 2017-WOLF, Class A
3.072% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(c)		655	655,420
H/2 Asset Funding NRE
Series 2015-1A, Class AFL
3.719% (LIBOR 1 Month + 1.65%), 6/24/49 (c)(d)(f)		99	99,025
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.772% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(c)		484	485,846
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.028% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(c)		185	184,621
RETL
Series 2018-RVP, Class A
3.172% (LIBOR 1 Month + 1.10%), 3/15/33 (a)(c)		822	825,481
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.292% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		1,082	1,083,912

			9,705,635

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39, Class IO
Zero Coupon, 7/16/46 (e)(g)		839	8

Total Commercial Mortgage-Backed Securities
(cost $41,665,783)			40,849,288

ASSET-BACKED SECURITIES - 9.3%
Autos - Fixed Rate - 5.1%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		57	56,640
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		33	32,715
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		262	261,142

	Principal Amount (000)		U.S. $ Value
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A, Class A
2.99%, 6/20/22 (a)	U.S.$	418	$413,087
Series 2018-1A, Class A
3.70%, 9/20/24 (a)		920	920,030
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		10	10,052
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		226	224,708
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A3
1.77%, 10/15/20 (a)		282	281,876
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (a)		600	644,658
Series 2017-D, Class A
1.87%, 3/15/21 (a)		569	565,562
CPS Auto Trust
Series 2017-A, Class E
7.07%, 4/15/24 (a)		550	573,466
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (a)		112	111,961
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		681	680,509
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		270	286,102
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		50	50,232
Series 2016-3A, Class D
6.40%, 7/17/23 (a)		350	361,322
Series 2017-1A, Class D
6.20%, 11/15/23 (a)		525	538,332
Series 2017-2A, Class A
2.11%, 6/15/21 (a)		182	181,100
Series 2017-3A, Class A
2.05%, 12/15/21 (a)		452	450,144
Series 2017-3A, Class C
3.68%, 7/17/23 (a)		385	384,237
Series 2018-1A, Class A
2.21%, 5/17/21 (a)		628	626,381
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (a)		70	70,373
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		350	373,245
Series 2016-4, Class E
6.44%, 1/16/24 (a)		565	572,901
Series 2017-2, Class A

	Principal Amount (000)		U.S. $ Value
1.85%, 7/15/21 (a)	U.S.$	339	$336,973
Series 2017-3, Class A
1.88%, 10/15/21 (a)		359	356,282
Series 2017-4, Class A
2.07%, 4/15/22 (a)		308	305,204
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		322	319,362
Ford Credit Floorplan Master Owner Trust
Series 2016-1, Class A1
1.76%, 2/15/21		682	678,779
Series 2017-1, Class A1
2.07%, 5/15/22		710	697,442
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class A1
1.96%, 5/17/21 (a)		860	854,206
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		55	54,641
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		386	382,935
Series 2015-3A, Class A
2.67%, 9/25/21 (a)		180	176,774
Series 2016-1A, Class A
2.32%, 3/25/20 (a)		678	675,201
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		950	938,138
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		395	394,776
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		1,035	1,033,337
Santander Drive Auto Receivables Trust
Series 2017-3, Class A2
1.67%, 6/15/20		165	164,933
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (a)		950	939,205

			16,978,963

Other ABS - Fixed Rate - 3.0%
CLUB Credit Trust
Series 2017-P1, Class B
3.56%, 9/15/23 (a)(d)		700	696,599
Series 2017-P2, Class A
2.61%, 1/15/24 (a)(d)		466	464,314
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		616	613,172
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(d)		565	564,323

	Principal Amount (000)		U.S. $ Value
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)(d)	U.S.$	13	$13,362
Series 2017-1A, Class A
2.827%, 3/15/24 (a)(d)		114	113,844
Series 2017-1A, Class C
6.658%, 3/15/24 (a)(d)		750	771,333
Series 2017-2A, Class A
2.39%, 7/15/24 (a)(d)		209	208,501
Series 2017-3A, Class A
2.36%, 12/15/24 (a)(d)		177	176,131
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(d)		543	539,043
Series 2018-3A, Class A
3.20%, 9/15/28 (a)(d)		845	844,845
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)(d)		215	214,658
SBA Tower Trust
Series 2015-1A, Class C
3.156%, 10/08/20 (a)(d)		688	682,840
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)(d)		260	259,852
Series 2016-3, Class A
3.05%, 12/26/25 (a)(d)		307	305,288
Series 2017-1, Class A
3.28%, 1/26/26 (a)(d)		254	253,462
Series 2017-2, Class A
3.28%, 2/25/26 (a)(d)		358	357,496
Series 2017-3, Class A
2.77%, 5/25/26 (a)(d)		301	298,024
Series 2017-4, Class B
3.59%, 5/26/26 (a)(d)		870	845,210
Series 2017-6, Class A2
2.82%, 11/25/26 (a)(d)		725	718,006
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (a)(d)		661	657,960
Series 2018-3, Class A2
3.67%, 8/25/27 (a)		341	340,966

			9,939,229

Credit Cards - Fixed Rate - 1.2%
Barclays Dryrock Issuance Trust
Series 2015-4, Class A
1.72%, 8/16/21		630	629,070
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,050	1,047,971
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.74%, 9/15/21		859	858,087
Series 2016-1, Class A

	Principal Amount (000)		U.S. $ Value
2.04%, 3/15/22	U.S.$	544	$541,919
World Financial Network Credit Card Master Trust
Series 2016-B, Class A
1.44%, 6/15/22		416	415,833
Series 2017-B, Class A
1.98%, 6/15/23		685	678,541

			4,171,421

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (d)		69	69,343

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
3.189% (LIBOR 1 Month + 1.13%), 12/25/32 (c)(d)		32	32,479

Total Asset-Backed Securities (cost $31,184,181)			31,191,435

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.7%
Risk Share Floating Rate - 4.4%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.564% (LIBOR 1 Month + 6.50%), 4/25/26 (c)(f)		64	64,782
Bellemeade Re Ltd.
Series 2017-1, Class M1
3.764% (LIBOR 1 Month + 1.70%), 10/25/27 (a)(c)		440	440,286
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
6.064% (LIBOR 1 Month + 4.00%), 8/25/24 (c)		739	808,420
Series 2014-DN4, Class M3
6.614% (LIBOR 1 Month + 4.55%), 10/25/24 (c)		238	264,337
Series 2014-HQ3, Class M3
6.814% (LIBOR 1 Month + 4.75%), 10/25/24 (c)		735	816,492
Series 2015-DNA2, Class M2
4.664% (LIBOR 1 Month + 2.60%), 12/25/27 (c)		411	418,912
Series 2015-HQA1, Class M2
4.714% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		285	290,080
Series 2015-HQA2, Class M3
6.864% (LIBOR 1 Month + 4.80%), 5/25/28 (c)		500	584,682
Series 2016-DNA1, Class M3
7.614% (LIBOR 1 Month + 5.55%), 7/25/28 (c)		330	401,711

	Principal Amount (000)		U.S. $ Value
Series 2016-DNA2, Class M3
6.714% (LIBOR 1 Month + 4.65%), 10/25/28 (c)	U.S.$	650	$749,286
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.064% (LIBOR 1 Month + 3.00%), 7/25/24 (c)		298	319,451
Series 2014-C04, Class 2M2
7.064% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		137	154,528
Series 2015-C01, Class 1M2
6.364% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		242	266,946
Series 2015-C01, Class 2M2
6.614% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		285	309,569
Series 2015-C02, Class 1M2
6.064% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		438	480,899
Series 2015-C02, Class 2M2
6.064% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		292	315,622
Series 2015-C03, Class 1M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		542	614,455
Series 2015-C03, Class 2M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		517	575,312
Series 2015-C04, Class 1M2
7.764% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		745	867,154
Series 2015-C04, Class 2M2
7.614% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		513	581,929
Series 2016-C01, Class 1M2
8.814% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		982	1,185,830
Series 2016-C01, Class 2M2
9.014% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		478	567,889
Series 2016-C02, Class 1M2
8.064% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		539	636,996
Series 2016-C03, Class 2M2
7.964% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		1,206	1,403,703
Series 2016-C05, Class 2M2
6.514% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		765	853,753

	Principal Amount (000)		U.S. $ Value
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.314% (LIBOR 1 Month + 4.25%), 11/25/24 (c)(f)	U.S.$	86	$93,581
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.314% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(f)		376	422,922
Series 2015-WF1, Class 2M2
7.564% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(f)		104	120,745

			14,610,272

Agency Floating Rate - 1.2%
Federal Home Loan Mortgage Corp. REMICs
Series 4116, Class LS
4.128% (6.20% - LIBOR 1 Month), 10/15/42 (c)(h)		1,547	258,227
Series 4719, Class JS
4.078% (6.15% - LIBOR 1 Month), 9/15/47 (c)(h)		1,810	288,754
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.476% (6.54% - LIBOR 1 Month), 12/25/41 (c)(h)		1,082	191,507
Series 2012-70, Class SA
4.486% (6.55% - LIBOR 1 Month), 7/25/42 (c)(h)		1,983	359,584
Series 2015-90, Class SL
4.086% (6.15% - LIBOR 1 Month), 12/25/45 (c)(h)		2,195	336,500
Series 2016-77, Class DS
3.936% (6.00% - LIBOR 1 Month), 10/25/46 (c)(h)		2,203	350,595
Series 2017-16, Class SG
3.986% (6.05% - LIBOR 1 Month), 3/25/47 (c)(h)		2,211	360,357
Series 2017-26, Class TS
3.886% (5.95% - LIBOR 1 Month), 4/25/47 (c)(h)		2,059	344,142
Series 2017-62, Class AS
4.086% (6.15% - LIBOR 1 Month), 8/25/47 (c)(h)		2,163	356,711
Series 2017-81, Class SA
4.136% (6.20% - LIBOR 1 Month), 10/25/47 (c)(h)		2,195	371,468
Series 2017-97, Class LS
4.136% (6.20% - LIBOR 1 Month), 12/25/47 (c)(h)		1,908	337,825

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 2017-65, Class ST
4.064% (6.15% - LIBOR 1 Month), 4/20/47 (c)(h)	U.S.$	2,142	$347,808

			3,903,478

Non-Agency Fixed Rate - 0.8%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		169	146,241
Series 2006-24CB, Class A16
5.75%, 6/25/36		322	272,324
Series 2006-28CB, Class A14
6.25%, 10/25/36		226	187,031
Series 2006-J1, Class 1A13
5.50%, 2/25/36		182	164,571
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.84%, 5/25/35		293	295,248
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		90	74,721
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		328	266,401
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		291	240,535
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.977%, 7/25/36		794	767,430
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-3, Class B3
6.50%, 3/25/32		452	362,482

			2,776,984

Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.254% (LIBOR 1 Month + 0.19%), 12/25/36 (c)		695	413,903
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.314% (LIBOR 1 Month + 0.25%), 3/25/35 (c)		237	207,856
Impac Secured Assets Corp.
Series 2005-2, Class A2D
2.494% (LIBOR 1 Month + 0.43%), 3/25/36 (c)		358	296,521

	Principal Amount (000)		U.S. $ Value
Residential Accredit Loans, Inc. Trust
Series 2007-QS4, Class 2A4
2.404% (LIBOR 1 Month + 0.34%), 3/25/37 (c)	U.S.$	695	$226,358

			1,144,638

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.631%, 5/28/35 (d)		65	61,120

Total Collateralized Mortgage Obligations (cost $21,665,265)			22,496,492

INFLATION-LINKED SECURITIES - 4.3%
Japan - 1.1%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	376,251	3,561,793

United States - 3.2%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (i)	U.S.$	4,101	4,063,687
0.125%, 4/15/20 (TIPS)		1,729	1,702,964
0.375%, 7/15/25 (TIPS)		5,137	4,998,441

			10,765,092

Total Inflation-Linked Securities (cost $14,580,061)			14,326,885

CORPORATES - NON-INVESTMENT GRADE - 3.7%
Industrial - 2.3%
Basic - 0.2%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		331	329,987
SPCM SA
4.875%, 9/15/25 (a)		286	273,522

			603,509

Communications - Media - 0.1%
Altice France SA/France
5.375%, 5/15/22 (a)	EUR	222	267,028
CSC Holdings LLC
6.75%, 11/15/21	U.S.$	120	125,270

			392,298

Communications - Telecommunications - 0.4%
Sprint Capital Corp.
6.90%, 5/01/19		970	991,291
Windstream Services LLC/Windstream Finance Corp.
6.375%, 8/01/23		678	392,908

			1,384,199

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)	U.S.$	379	$347,755

Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.50%, 2/15/25 (a)		520	548,652
KB Home
4.75%, 5/15/19		286	287,416

			836,068

Consumer Non-Cyclical - 0.3%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		475	465,215
Spectrum Brands, Inc.
5.75%, 7/15/25		512	513,085

			978,300

Energy - 0.6%
Antero Resources Corp.
5.125%, 12/01/22		100	100,695
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		567	404,702
Nabors Industries, Inc.
5.50%, 1/15/23		721	699,767
PDC Energy, Inc.
5.75%, 5/15/26		465	459,973
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (a)		459	451,110

			2,116,247

Other Industrial - 0.1%
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		361	350,553

Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26		335	329,285

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		309	285,828

			7,624,042

Financial Institutions - 1.4%
Banking - 1.2%
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		129	143,226
Barclays plc
5.20%, 5/12/26		361	359,177
CIT Group, Inc.
5.25%, 3/07/25		383	391,338
Citigroup, Inc.
5.95%, 1/30/23 (b)		216	221,471

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)	U.S.$	363	$387,524
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (b)		352	328,634
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		288	265,234
7.75%, 1/11/27 (a)(b)	EUR	200	254,324
Royal Bank of Scotland Group PLC
2.006% (EURIBOR 3 Month + 2.33%), 9/30/18 (a)(b)(c)		50	57,280
8.625%, 8/15/21 (b)	U.S.$	320	345,226
Series U
4.654% (LIBOR 3 Month + 2.32%), 9/30/27 (b)(c)		700	668,577
Standard Chartered plc
3.849% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(c)		400	338,372
Standard Chartered PLC
7.50%, 4/02/22 (a)(b)		363	380,243

			4,140,626

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		440	454,269
7.25%, 1/25/22		99	103,499

			557,768

			4,698,394

Total Corporates - Non-Investment Grade (cost $12,963,989)			12,322,436

EMERGING MARKETS - CORPORATE BONDS - 0.8%
Industrial - 0.7%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		341	134,695
7.125%, 6/26/42 (a)		394	157,600

			292,295

Consumer Non-Cyclical - 0.2%
BRF GmbH
4.35%, 9/29/26 (a)		210	182,700
BRF SA
3.95%, 5/22/23 (a)		203	184,730
Natura Cosmeticos SA
5.375%, 2/01/23 (a)		380	370,500
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (d)(f)(j)(k)		660	38,583

			776,513

	Principal Amount (000)		U.S. $ Value
Energy - 0.3%
Petrobras Global Finance BV
5.75%, 2/01/29	U.S.$	562	$515,522
6.125%, 1/17/22		8	8,274
6.25%, 3/17/24		411	417,576

			941,372

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (a)		315	302,413

			2,312,593

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)		261	250,886
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		153	149,165

			400,051

Total Emerging Markets - Corporate Bonds (cost $3,334,451)			2,712,644

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Mexico - 0.1%
Mexico Government International Bond
3.60%, 1/30/25		552	537,372

Qatar - 0.2%
Qatar Government International Bond
3.875%, 4/23/23 (a)		720	722,664

Saudi Arabia - 0.3%
Saudi Government International Bond
4.00%, 4/17/25 (a)		938	938,300

Total Governments - Sovereign Bonds (cost $2,188,461)			2,198,336

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40
(cost $1,408,160)		970	1,428,461

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Indonesia - 0.3%
Pertamina Persero PT
6.45%, 5/30/44 (a)		350	382,375
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)		452	469,678

			852,053

	Principal Amount (000)		U.S. $ Value
Mexico - 0.0%
Petroleos Mexicanos
4.625%, 9/21/23	U.S.$	75	$74,175

Total Quasi-Sovereigns (cost $897,940)			926,228

	Shares
COMMON STOCKS - 0.2%
Financials - 0.2%
Insurance - 0.2%
Mt Logan Re Ltd. (Preference Shares) (d)(k)(l)		187	184,125
Mt Logan Re Ltd. (Preference Shares) (d)(k)(l)		439	432,251

Total Common Stocks (cost $626,000)			616,376

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (a)
(cost $235,000)	U.S.$	235	238,231

EMERGING MARKETS - TREASURIES - 0.1%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
32.223% (ARPP7DRR), 6/21/20 (c)
(cost $397,910)	ARS	6,500	237,457

SHORT-TERM INVESTMENTS - 8.5%
GOVERNMENTS - TREASURIES - 7.1%
Japan - 7.1%
Japan Treasury Discount Bill
Series 743
Zero Coupon, 9/10/18	JPY	864,150	7,729,703
Series 760
Zero Coupon, 8/27/18		1,819,950	16,278,139

Total Governments - Treasuries (cost $24,619,652)			24,007,842

U.S. Treasury Bills - 0.9%
U.S. Treasury Bill
Zero Coupon, 8/30/18 (i)
(cost $3,036,431)	U.S.$	3,041	3,036,431

	Principal Amount (000)		U.S. $ Value
Agency Discount Note - 0.5%
Federal Home Loan Bank
Zero Coupon, 10/19/18
(cost $1,702,533)	U.S.$	1,710	$1,702,533

Total Short-Term Investments (cost $29,358,616)			28,746,806

Total Investments - 106.6% (cost $362,842,858) (m)			357,851,718
Other assets less liabilities - (6.6)%			(22,029,838)

Net Assets - 100.0%			$335,821,880

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	164	September 2018	USD	32,800	$34,732,936	$34,665,500	$(67,436)
U.S. T-Note 5 Yr (CBT) Futures	142	September 2018	USD	14,200	16,093,533	16,063,750	(29,783)
U.S. Ultra Bond (CBT) Futures	53	September 2018	USD	5,300	8,199,172	8,316,031	116,859
Sold Contracts
10 Yr Japan Bond (OSE) Futures	11	September 2018	JPY	1,100,000	14,819,905	14,824,397	(4,492)
Euro-BOBL Futures	30	September 2018	EUR	3,000	4,612,081	4,616,944	(4,863)
U.S. T-Note 10 Yr (CBT) Futures	59	September 2018	USD	5,900	7,071,435	7,045,891	25,544

							$35,829

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	3,025	USD	2,118	8/09/18	$56,097
Australia and New Zealand Banking Group Ltd.	SGD	729	USD	547	8/16/18	11,502
Barclays Bank PLC	TWD	33,288	USD	1,124	9/13/18	32,581
BNP Paribas SA	GBP	1,320	USD	1,771	8/03/18	38,716
BNP Paribas SA	USD	439	NZD	644	8/09/18	(64)
Citibank, NA	USD	1,088	MXN	22,587	8/07/18	122,605
Citibank, NA	USD	1,545	INR	105,455	8/09/18	(6,552)
Citibank, NA	USD	642	SGD	876	8/16/18	1,266
Citibank, NA	JPY	3,100,891	USD	27,646	8/27/18	(130,529)
HSBC Bank USA	INR	47,296	USD	694	8/09/18	4,363
HSBC Bank USA	TWD	9,060	USD	307	9/13/18	9,426
JPMorgan Chase Bank, NA	MXN	9,461	USD	507	8/07/18	153
JPMorgan Chase Bank, NA	USD	464	SGD	629	8/16/18	(2,593)
JPMorgan Chase Bank, NA	PLN	3,118	USD	850	10/18/18	(4,270)
Morgan Stanley & Co., Inc.	BRL	11,683	USD	3,091	8/02/18	(21,890)
Morgan Stanley & Co., Inc.	USD	3,094	BRL	11,683	8/02/18	18,437

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	980	SGD	1,334	8/16/18	$478
Standard Chartered Bank	BRL	8,804	USD	2,337	8/02/18	(8,380)
Standard Chartered Bank	USD	1,973	BRL	7,629	8/02/18	59,868
Standard Chartered Bank	USD	316	BRL	1,175	8/02/18	(2,844)
Standard Chartered Bank	AUD	2,097	USD	1,596	8/09/18	37,654
Standard Chartered Bank	SGD	2,547	USD	1,901	8/16/18	29,932
Standard Chartered Bank	BRL	1,175	USD	315	9/05/18	2,844
Standard Chartered Bank	USD	149	BRL	558	9/05/18	(1,025)
Standard Chartered Bank	TWD	60,786	USD	1,999	9/13/18	5,344
Standard Chartered Bank	USD	846	KRW	943,385	11/15/18	3,989
State Street Bank & Trust Co.	USD	610	GBP	462	8/03/18	(3,178)
State Street Bank & Trust Co.	MXN	3,636	USD	196	8/07/18	1,162
State Street Bank & Trust Co.	USD	197	AUD	261	8/09/18	(2,776)
State Street Bank & Trust Co.	USD	324	SGD	443	8/16/18	1,277
State Street Bank & Trust Co.	USD	118	CAD	153	8/30/18	(307)
State Street Bank & Trust Co.	EUR	2,163	USD	2,552	10/11/18	9,240
State Street Bank & Trust Co.	USD	186	EUR	159	10/11/18	(47)
State Street Bank & Trust Co.	USD	1,437	MYR	5,793	11/29/18	(10,095)

						$252,384

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 30, 5 Year Index, 6/20/23*	1.00%	Quarterly	0.58%	USD	5,620	$(112,150)	$(93,841)	$(18,309)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
EUR	18,230	4/10/20	(0.149)%	6 Month EURIBOR	Annual/Semi-Annual	$(22,388)	$	– 0	–	$(22,388)
EUR	2,280	4/10/20	(0.150)%	6 Month EURIBOR	Annual/Semi-Annual	(2,746)		– 0	–	(2,746)
EUR	7,600	4/11/20	(0.148)%	6 Month EURIBOR	Annual/Semi-Annual	(9,480)		– 0	–	(9,480)
EUR	25,620	6/11/20	(0.115)%	6 Month EURIBOR	Annual/Semi-Annual	(29,419)		– 0	–	(29,419)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
AUD	29,450	6/21/20	2.118%	3 Month BBSW	Quarterly/Quarterly	$(13,759)	$	– 0	–	$(13,759)
NOK	335,480	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	(107,985)		– 0	–	(107,985)
SEK	30,420	3/31/22	3 Month STIBOR	0.341%	Quarterly/Annual	15,177		– 0	–	15,177
NZD	6,235	3/31/22	3 Month BKBM	2.936%	Quarterly/Semi-Annual	117,791		– 0	–	117,791
USD	3,600	11/10/25	2.256%	3 Month LIBOR	Semi-Annual/Quarterly	183,087		– 0	–	183,087
USD	456	6/28/26	1.460%	3 Month LIBOR	Semi-Annual/Quarterly	51,281		– 0	–	51,281
USD	985	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	100,442		– 0	–	100,442
USD	1,240	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	123,421		– 0	–	123,421
USD	1,670	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/Quarterly	92,055		– 0	–	92,055
USD	2,160	3/28/28	2.920%	3 Month LIBOR	Semi-Annual/Quarterly	9,525		– 0	–	9,525

						$507,002	$	– 0	–	$507,002

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 08/15/20, 06/20/19*	5.00%	Quarterly	0.56%	USD	452	$(20,373)	$(4,916)	$(15,457)
Sprint Communications, Inc., 7.000%, 08/15/20, 06/20/19*	5.00	Quarterly	0.56	USD	518	(23,347)	(5,841)	(17,506)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.46	USD	57	(158)	719	(877)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50%	Monthly	0.46%	USD	20	$(55)	$183	$(238)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.46	USD	2,085	(5,774)	26,114	(31,888)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	3.00	Monthly	4.50	USD	2,150	140,144	137,635	2,509
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.46	USD	777	(2,152)	8,161	(10,313)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.46	USD	695	(1,924)	9,385	(11,309)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.46	USD	2,592	(7,179)	27,460	(34,639)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.46	USD	169	(468)	1,604	(2,072)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.46	USD	762	(2,111)	10,205	(12,316)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	297	(32,605)	(47,061)	14,456
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	269	(29,509)	(41,379)	11,870
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	201	(22,066)	(27,515)	5,449
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	85	(9,332)	(11,912)	2,580
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	41	(4,501)	(6,816)	2,315
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	291	(31,923)	(44,560)	12,637
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	155	(17,016)	(11,061)	(5,955)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.20%	USD	509	$(55,880)	$(33,987)	$(21,893)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	2,150	(236,034)	(128,429)	(107,605)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	1,882	(206,592)	(79,415)	(127,177)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.31	USD	850	(9,453)	(17,162)	7,709
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	322	(35,351)	(41,881)	6,530
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	181	(19,871)	(21,361)	1,490
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	179	(19,652)	(21,134)	1,482
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	52	(5,709)	(6,292)	583
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	530	(58,185)	(58,934)	749
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	46	(5,050)	(2,725)	(2,325)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	531	(58,295)	(45,082)	(13,213)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	745	(81,788)	(53,893)	(27,895)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	26	(2,854)	(2,405)	(449)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	313	(34,362)	(53,564)	19,202
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	325	(35,679)	(51,566)	15,887
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	574	(63,016)	(78,549)	15,533

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.20%	USD	224	$(24,591)	$(37,789)	$13,198
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	260	(28,543)	(36,523)	7,980
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	20	(2,194)	(3,135)	941
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	104	(11,418)	(11,589)	171
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	356	(39,083)	(39,149)	66
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	52	(5,708)	(5,301)	(407)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	52	(5,709)	(4,899)	(810)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	311	(34,142)	(27,738)	(6,404)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	219	(24,043)	(14,986)	(9,057)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	760	(83,435)	(62,450)	(20,985)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	1,125	(123,506)	(88,771)	(34,735)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	800	(87,760)	(122,034)	34,274

						$(1,468,252)	$(1,130,338)	$(337,914)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	48	$8,762	$	– 0	–	$8,762
AUD/JPY 3/3/20*	12.75	Maturity	AUD	24	(6,071)		– 0	–	(6,071)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	11	(3,211)		– 0	–	(3,211)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	13	(3,433)		– 0	–	(3,433)

					$(3,953)	$	– 0	–	$(3,953)

*	Termination date
**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $64,501,318 or 19.2% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2018.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	IO - Interest Only.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.26% of net assets as of July 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.564%, 4/25/26	4/29/16	$64,227	$64,782	0.02%
H/2 Asset Funding NRE Series 2015-1A, Class AFL
3.719%, 6/24/49	6/19/15	99,025	99,025	0.03%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.314%, 11/25/24	11/06/15	85,061	93,581	0.03%
Prudential Securities Secured Financing Corp. Series 1999-NRF1, Class AEC
1.444%, 11/01/31	3/18/99	4	4	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	365,927	38,583	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.314%, 11/25/25	9/28/15	375,793	422,922	0.13%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.564%, 11/25/25	9/28/15	103,090	120,745	0.04%

(g)	Variable rate coupon, rate shown as of July 31, 2018.
(h)	Inverse interest only security.
(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(j)	Defaulted matured security.
(k)	Non-income producing security.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	1/02/14	$439,000	$432,251	0.13%
Mt Logan Re Ltd. (Preference Shares)	12/30/14	187,000	184,125	0.05%

(m)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,812,818 and gross unrealized depreciation of investments was $(8,368,919), resulting in net unrealized depreciation of $(4,556,101).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

Intermediate Bond Portfolio

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$76,629,170	$	– 0	–	$76,629,170
Mortgage Pass-Throughs		– 0	–	64,582,915		– 0	–	64,582,915
Governments - Treasuries		– 0	–	58,348,558		– 0	–	58,348,558
Commercial Mortgage-Backed Securities		– 0	–	34,521,542		6,327,746		40,849,288
Asset-Backed Securities		– 0	–	22,104,522		9,086,913		31,191,435
Collateralized Mortgage Obligations		– 0	–	22,435,372		61,120		22,496,492
Inflation-Linked Securities		– 0	–	14,326,885		– 0	–	14,326,885
Corporates - Non-Investment Grade		– 0	–	12,322,436		– 0	–	12,322,436
Emerging Markets - Corporate Bonds		– 0	–	2,674,061		38,583		2,712,644

Investments in Securities:	Level 1		Level 2		Level 3		Total
Governments - Sovereign Bonds	– 0	–	2,198,336		– 0	–	2,198,336
Local Governments - US Municipal Bonds	– 0	–	1,428,461		– 0	–	1,428,461
Quasi-Sovereigns	– 0	–	926,228		– 0	–	926,228
Common Stocks	– 0	–	– 0	–	616,376		616,376
Emerging Markets - Sovereigns	– 0	–	238,231		– 0	–	238,231
Emerging Markets - Treasuries	– 0	–	237,457		– 0	–	237,457
Short-Term Investments:
Governments - Treasuries	– 0	–	24,007,842		– 0	–	24,007,842
U.S. Treasury Bills	– 0	–	3,036,431		– 0	–	3,036,431
Agency Discount Notes	– 0	–	1,702,533		– 0	–	1,702,533

Total Investments in Securities	– 0	–	341,720,980		16,130,738		357,851,718
Other Financial Instruments (a):
Assets:
Futures	142,403		– 0	–	– 0	–	142,403
Forward Currency Exchange Contracts	– 0	–	446,934		– 0	–	446,934
Centrally Cleared Interest Rate Swaps	– 0	–	692,779		– 0	–	692,779
Credit Default Swaps	– 0	–	140,144		– 0	–	140,144
Variance Swaps	– 0	–	8,762		– 0	–	8,762
Liabilities:
Futures	(106,574)		– 0	–	– 0	–	(106,574)
Forward Currency Exchange Contracts	– 0	–	(194,550)		– 0	–	(194,550)
Centrally Cleared Credit Default Swaps	– 0	–	(112,150)		– 0	–	(112,150)
Centrally Cleared Interest Rate Swaps	– 0	–	(185,777)		– 0	–	(185,777)
Credit Default Swaps	– 0	–	(1,608,396)		– 0	–	(1,608,396)
Variance Swaps	– 0	–	(12,715)		– 0	–	(12,715)

Total (b)	$35,829		$340,896,011		$16,130,738		$357,062,578

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/17	$6,323,878		$8,199,060		$610,816
Accrued discounts/(premiums)	1,712		251		– 0	–
Realized gain (loss)	(68,304)		(11,104)		– 0	–
Change in unrealized appreciation/depreciation	(39,295)		(85,273)		304
Purchases/Payups	1,330,000		3,814,786		– 0	–
Sales/Paydowns	(1,220,245)		(2,830,807)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(550,000)

Balance as of 7/31/18	$6,327,746		$9,086,913		$61,120

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(112,469)		$(89,241)		$304

	Emerging Markets - Corporate Bonds			Common Stocks		Total
Balance as of 10/31/17	$	– 0	–	$652,741		$15,786,495
Accrued discounts/(premiums)		– 0	–	– 0	–	1,963
Realized gain (loss)		– 0	–	– 0	–	(79,408)
Change in unrealized appreciation/depreciation		4,759		(36,365)		(155,870)
Purchases/Payups		– 0	–	– 0	–	5,144,786
Sales/Paydowns		– 0	–	– 0	–	(4,051,052)
Transfers in to Level 3		33,824		– 0	–	33,824
Transfers out of Level 3		– 0	–	– 0	–	(550,000)

Balance as of 7/31/18		$38,583		$616,376		$16,130,738 (a)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18		$4,759		$(36,365)		$(233,012)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2018. Securities priced (i) by third party vendors or (ii) by brokers, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/18	Valuation Technique	Unobservable Input	Input
Common Stock	$616,376	Market Approach	NAV Equivalent	$984.63/N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV Equivalent in isolation would be expected to result in a significantly higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)			Dividend Income (000)
Government Money Market Portfolio	$617	$159,578	$160,195	$	– 0	–	$43

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.0%
Long-Term Municipal Bonds - 99.0%
Alabama - 2.1%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The))
Series 2015
5.00%, 6/01/28	$3,905	$4,417,453
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/18	1,825	1,833,541
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/25	2,110	2,394,745
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2016A
5.00%, 12/01/31	11,235	12,149,304

		20,795,043

Arizona - 1.9%
Arizona State University COP
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	9,145,909
City of Phoenix Civic Improvement Corp.
Series 2011
5.00%, 7/01/26	3,330	3,615,314
County of Pima AZ Sewer System Revenue
AGM Series 2010
5.00%, 7/01/21 (Pre-refunded/ETM)	630	669,098
5.00%, 7/01/21	1,135	1,205,223
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	3,140	3,448,348
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	1,200	1,207,368

		19,291,260

California - 2.3%
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	1,895	1,905,422
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010C
5.00%, 5/01/19	450	462,501
State of California
Series 2011
5.00%, 10/01/20	5,000	5,372,250
Series 2012
5.00%, 9/01/20	9,305	9,973,564

	Principal Amount (000)	U.S. $ Value
Series 2014
5.00%, 8/01/22-5/01/25	$4,250	$4,880,481

		22,594,218

Colorado - 3.0%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/29 (a)(b)	1,510	1,616,984
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	375	401,051
Series 2012A
5.00%, 11/15/24 (c)	10,395	11,525,040
5.00%, 11/15/25	3,000	3,296,520
Denver City & County School District No. 1
Series 2014B
5.00%, 12/01/23 (c)	4,730	5,431,081
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/19-12/01/22	5,655	6,025,783
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/20 (a)(b)	1,310	1,379,391
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.25%, 7/15/24	440	454,656

		30,130,506

Connecticut - 2.7%
State of Connecticut
Series 2013A
5.00%, 10/15/24	5,035	5,575,356
Series 2014A
5.00%, 3/01/28	2,230	2,443,143
Series 2014F
5.00%, 11/15/26	1,275	1,414,651
Series 2015B
5.00%, 6/15/25	4,330	4,909,830
Series 2016A
5.00%, 3/15/32	5,000	5,518,700
Series 2018B
5.00%, 4/15/28	1,440	1,646,914
State of Connecticut (State of Connecticut SRF)
Series 2013A
5.00%, 3/01/24	4,360	4,933,820

		26,442,414

District of Columbia - 1.0%
Metropolitan Washington Airports Authority
Series 2018A
5.00%, 10/01/25-10/01/26	8,565	9,905,671

	Principal Amount (000)	U.S. $ Value
Florida - 7.1%
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	$7,315	$8,103,045
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/20	1,720	1,838,147
City of Jacksonville FL (City of Jacksonville FL Transit Sales Tax)
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	11,364,152
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	1,565	1,711,734
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/23-6/01/27	18,500	21,000,447
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/23	1,500	1,672,530
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	3,775	4,006,332
Series 2013A
5.00%, 7/01/19	2,000	2,062,160
Florida Municipal Power Agency
Series 2011B
5.00%, 10/01/23	2,890	3,146,112
Series 2015B
5.00%, 10/01/23	1,500	1,707,060
Florida State Board of Education (State of Florida)
Series 2015B
5.00%, 6/01/21	1,725	1,878,128
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/33	4,000	4,540,560
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	1,900	1,931,046
Mid-Bay Bridge Authority
Series 2015A
5.00%, 10/01/28	1,000	1,125,280
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/25	4,500	5,224,860

		71,311,593

Georgia - 1.8%
Cherokee County Board of Education
Series 2014B
5.00%, 8/01/20	1,000	1,065,550

	Principal Amount (000)	U.S. $ Value
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	$9,370	$9,981,205
Series 2018C
4.00%, 8/01/48	6,850	7,300,456

		18,347,211

Illinois - 5.9%
Chicago Board of Education
Series 2018A
5.00%, 12/01/27	1,200	1,266,768
Chicago O’Hare International Airport
Series 2015B
5.00%, 1/01/29	5,000	5,610,400
Series 2016C
5.00%, 1/01/33	5,000	5,589,700
Series 2017B
5.00%, 1/01/35	1,475	1,656,720
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.25%, 1/01/23	2,500	2,783,350
5.50%, 1/01/25	2,250	2,528,370
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/20-2/15/24	6,355	6,793,485
Sangamon County Water Reclamation District
Series 2011A
5.00%, 1/01/21	2,170	2,293,647
State of Illinois
Series 2006A
5.00%, 6/01/19	1,040	1,062,932
Series 2013
5.00%, 7/01/23	1,670	1,781,356
Series 2013A
5.00%, 4/01/20	4,080	4,211,988
Series 2014
5.00%, 5/01/30	4,180	4,396,858
Series 2017B
5.00%, 12/01/24	5,050	5,423,144
Series 2017D
5.00%, 11/01/21-11/01/24	12,420	13,246,867

		58,645,585

Indiana – 0.5%
Indiana Municipal Power Agency
Series 2011A
5.00%, 1/01/20	2,860	2,995,364
5.00%, 1/01/23 (Pre-refunded/ETM)	2,105	2,295,986

		5,291,350

Iowa – 0.2%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	2,250	2,390,760

	Principal Amount (000)	U.S. $ Value
Kentucky - 2.6%
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/22-9/01/23	$4,875	$5,408,666
Kentucky Public Energy Authority (Morgan Stanley)
Series 2018A
4.00%, 4/01/48	17,025	18,106,087
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/25 (Pre-refunded/ETM)	2,275	2,534,305

		26,049,058

Louisiana – 4.7%
Jefferson Sales Tax District
AGM Series 2017B
5.00%, 12/01/34	1,800	2,059,488
State of Louisiana
Series 2017B
5.00%, 10/01/31-10/01/32	30,210	34,751,173
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2012A
5.00%, 5/01/27	6,225	6,850,799
5.00%, 5/01/27 (Pre-refunded/ETM) (a)	2,860	3,180,234

		46,841,694

Maryland - 3.6%
State of Maryland
Series 2014B
5.00%, 8/01/21 (c)	26,600	29,089,228
Series 2017B
5.00%, 8/01/24	5,790	6,720,916

		35,810,144

Massachusetts - 4.6%
Commonwealth of Massachusetts
AGM Series 2006C
3.681% (CPIYOYX + 0.88%), 11/01/19 (d)	9,575	9,660,888
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
5.009% (CPIYOYX + 1.67%), 6/01/20 (d)	3,450	3,532,834
Commonwealth of Massachusetts Transportation Fund Revenue
Series 2017A
5.00%, 6/01/30-6/01/31	10,960	13,028,034
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	3,330	3,656,640
Series 2004C
3.787% (CPIYOYX + 0.79%), 7/01/20 (d)	2,650	2,672,631

	Principal Amount (000)	U.S. $ Value
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2006
3.00% (CPIYOYX + 0.99%), 8/01/22 (d)	$3,240	$3,286,332
Massachusetts Development Finance Agency (Broad Institute, Inc. (The))
Series 2017
5.00%, 4/01/28	1,655	1,976,964
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/23	2,475	2,764,575
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/22-7/01/25	5,025	5,450,189

		46,029,087

Michigan - 2.6%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/21	3,750	4,031,512
Michigan Finance Authority (City of Detroit MI)
Series 2016C
5.00%, 4/01/26-4/01/27	2,735	3,082,712
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24	10,545	12,029,314
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
5.00%, 11/15/31	1,785	2,021,316
University of Michigan
Series 2017A
5.00%, 4/01/24	4,000	4,627,840

		25,792,694

Minnesota - 0.1%
Minnesota Higher Education Facilities Authority
Series 2010B
5.00%, 10/01/21 (Pre-refunded/ETM)	1,295	1,345,388

Mississippi - 0.4%
Mississippi Development Bank (Mississippi Transportation Commission State Lease)
Series 2013
5.00%, 1/01/19	1,500	1,521,615
Mississippi Development Bank (State of Mississippi DOT Lease)
Series 2013A
5.00%, 1/01/19	1,000	1,014,410

	Principal Amount (000)	U.S. $ Value
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/36	$1,500	$1,616,610

		4,152,635

Missouri - 0.2%
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36	1,675	1,762,067

Montana - 0.4%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/31-2/15/33	3,275	3,679,198

Nevada – 1.0%
City of Reno NV
Series 2013A
5.00%, 6/01/19	1,000	1,027,670
Series 2013B
5.00%, 6/01/19	2,210	2,271,151
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	775	810,120
Las Vegas Valley Water District
Series 2015A
5.00%, 6/01/20	1,500	1,589,925
Series 2015B
5.00%, 12/01/20	4,250	4,568,027

		10,266,893

New Jersey - 7.3%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/29	1,150	1,244,565
Series 2017B
5.00%, 11/01/20	1,000	1,061,030
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/26-10/01/27	3,810	4,245,926
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
5.00%, 6/15/28-6/15/29	21,670	24,174,764
Series 2016
5.00%, 6/15/29	4,390	4,893,709
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/21	10,000	10,702,100
Series 2014C
5.25%, 6/15/32	2,960	3,237,411

	Principal Amount (000)	U.S. $ Value
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/23	$200	$224,774
5.00%, 1/01/23 (Pre-refunded/ETM) (a)	1,600	1,802,512
Series 2014A
5.00%, 1/01/28	4,785	5,419,060
Series 2014C
5.00%, 1/01/23	1,590	1,786,953
Series 2017A
5.00%, 1/01/33	7,300	8,378,356
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/30	4,750	5,435,900

		72,607,060

New York - 13.1%
City of New York NY
Series 2011A
5.00%, 8/01/23	4,250	4,619,113
Series 2014J
5.00%, 8/01/21	6,100	6,670,838
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/24 (Pre-refunded/ETM)	4,065	4,593,775
5.00%, 11/15/25 (Pre-refunded/ETM)	5,000	5,650,400
Series 2012F
5.00%, 11/15/26	3,635	4,042,702
Series 2013A
5.00%, 11/15/26 (Pre-refunded/ETM)	2,300	2,624,645
Series 2013E
5.00%, 11/15/25 (Pre-refunded/ETM)	8,510	9,807,435
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	3,875	4,208,831
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	6,830	7,627,607
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,237,300
Series 2012A
5.00%, 12/15/22 (c)	14,610	16,473,944
Series 2012B
5.00%, 3/15/20	7,900	8,331,498
Series 2014A
5.00%, 2/15/28	6,565	7,441,231
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2011
5.00%, 6/15/25	3,000	3,264,600
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21	17,025	18,453,908

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19	$4,000	$4,108,680
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/29	9,255	10,527,655
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/19	4,360	4,558,685
Series 2013B
5.00%, 11/15/20	4,100	4,413,527

		130,656,374

North Carolina - 1.5%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	6,700	7,217,307
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/26	6,710	7,748,305

		14,965,612

Ohio - 3.0%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/36	5,000	5,566,500
City of Chillicothe/OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	3,385	3,729,390
City of Cleveland OH Airport System Revenue
AGM Series 2016B
5.00%, 1/01/23-1/01/24	2,585	2,890,246
City of Cleveland OH Income Tax Revenue
Series 2017B-1
5.00%, 10/01/27-10/01/30	7,585	8,936,608
Series 2017B-2
5.00%, 10/01/29	1,485	1,748,870
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/37	5,600	5,976,488
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	235	226,775
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33 (a)	825	796,125

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	$420	$405,300

		30,276,302

Oregon - 0.8%
Deschutes County Hospital Facilities Authority (St Charles Health Systems, Inc.)
Series 2016A
4.00%, 1/01/33	1,000	1,028,430
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/25 (Pre-refunded/ETM)	4,605	5,026,403
Series 2018A
5.00%, 10/01/29	1,910	2,238,826

		8,293,659

Pennsylvania - 6.2%
Allegheny County Sanitary Authority
AGM Series 2011
5.00%, 6/01/19	2,250	2,313,000
City of Philadelphia PA
Series 2017
5.00%, 8/01/28	12,990	14,881,993
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/32-10/01/33	2,135	2,464,352
Commonwealth of Pennsylvania
Series 2017
5.00%, 1/01/25	10,025	11,444,039
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group)
Series 2018
5.00%, 9/01/34	1,500	1,701,975
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 8/01/19 (Pre-refunded/ETM) (a)	475	491,392
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25 (a)	2,060	2,151,876
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 1/01/19	3,085	3,130,874
Series 2012B
5.00%, 7/01/21	1,350	1,362,866
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/34-6/01/36	7,580	8,413,591
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/22	1,800	1,908,378

	Principal Amount (000)	U.S. $ Value
Series 2016F
5.00%, 9/01/34	$5,000	$5,557,250
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/23-4/01/26	5,150	5,557,051

		61,378,637

South Carolina - 1.2%
Renewable Water Resources
Series 2012
5.00%, 1/01/24	2,570	2,825,843
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/34-12/01/36	2,535	2,758,843
Series 2016B
5.00%, 12/01/37	5,040	5,483,167
Series 2016C
5.00%, 12/01/35	930	1,018,043

		12,085,896

Tennessee - 0.3%
Metropolitan Government of Nashville & Davidson County TN
Series 2012
5.00%, 7/01/23	1,930	2,153,841
5.00%, 7/01/23 (Pre-refunded/ETM) (a)	455	506,861

		2,660,702

Texas - 5.8%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/19	1,000	1,034,620
Birdville Independent School District
Series 2015B
5.00%, 2/15/22	3,825	4,220,352
Central Texas Regional Mobility Authority
Series 2015B
5.00%, 1/01/45	2,085	2,191,377
City of Corpus Christi TX Utility System Revenue
Series 2012
5.00%, 7/15/21	5,675	6,170,938
City of Garland TX
Series 2010
5.00%, 2/15/26	500	524,520
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	2,105	2,168,866
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	2,150	2,324,451
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/27 (Pre-refunded/ETM)	2,735	3,007,461
Series 2014C
5.00%, 5/15/24	1,100	1,265,154

	Principal Amount (000)	U.S. $ Value
City of Lubbock TX
Series 2013
5.00%, 2/15/19	$1,740	$1,772,764
Conroe Independent School District
Series 2011
5.00%, 2/15/24 (Pre-refunded/ETM)	255	267,982
5.00%, 2/15/24-2/15/26	4,955	5,198,604
5.00%, 2/15/26 (Pre-refunded/ETM)	1,030	1,082,437
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/21	4,220	4,592,457
New Hope Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2016
5.00%, 11/15/36	1,000	1,046,170
New Hope Cultural Education Facilities Finance Corp. (The Langford at College Station)
Series 2016B2
3.00%, 11/15/21 (a)	630	628,028
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/31	1,000	1,097,790
North Texas Tollway Authority
Series 2011D
5.25%, 9/01/26 (Pre-refunded/ETM) (a)	3,625	3,980,902
Series 2017A
5.00%, 1/01/38	3,000	3,270,870
San Antonio Independent School District/TX
Series 2011
5.00%, 8/15/26	1,710	1,838,866
Spring Branch Independent School District
Series 2014B
5.00%, 2/01/21	3,485	3,757,004
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015I
5.25%, 11/15/35 (e)	900	788,715
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living, Inc.)
Series 2017B-3
3.875%, 11/15/22 (a)	1,550	1,550,698
Texas Transportation Commission State Highway Fund
Series 2016A
5.00%, 10/01/25	2,865	3,366,948
University of Texas System (The)
Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	1,070	1,125,308

		58,273,282

	Principal Amount (000)	U.S. $ Value
Virginia - 0.6%
Fairfax County Economic Development Authority
Series 2011
5.00%, 4/01/25 (Pre-refunded/ETM)	$2,000	$2,111,160
5.00%, 4/01/26 (Pre-refunded/ETM)	4,000	4,222,320

		6,333,480

Washington – 5.8%
Central Puget Sound Regional Transit Authority
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	8,600,790
Chelan County Public Utility District No. 1
Series 2011B
5.50%, 7/01/25	3,305	3,607,209
City of Seattle WA Water System Revenue
Series 2017
5.00%, 8/01/23	4,020	4,582,599
City of Tacoma WA Electric System Revenue
Series 2013A
5.00%, 1/01/19-1/01/20	2,720	2,799,808
5.00%, 1/01/20 (Pre-refunded/ETM) (a)	1,280	1,339,302
Energy Northwest (Bonneville Power Administration)
Series 2012A
5.00%, 7/01/19	4,200	4,333,644
Port of Seattle WA
Series 2013
5.00%, 7/01/24	4,820	5,385,675
State of Washington
Series 2009-2010B
5.00%, 1/01/22	710	742,582
Series 2015R
5.00%, 7/01/26	13,325	15,398,637
Series 2017D
5.00%, 2/01/21	9,985	10,784,699

		57,574,945

West Virginia - 3.3%
State of West Virginia
Series 2018B
5.00%, 6/01/30-12/01/30	27,530	32,726,368

Wisconsin - 1.4%
Wisconsin Department of Transportation
Series 20131
5.00%, 7/01/23-7/01/24	9,520	10,819,734
5.00%, 7/01/24 (Pre-refunded/ETM) (a)	2,480	2,820,281

		13,640,015

Total Municipal Obligations (cost $975,997,943)		988,346,801

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS – 2.2%
U.S. Treasury Bills – 1.3%
U.S. Treasury Bill Zero Coupon, 8/16/18 (c) (cost $12,990,518)	$13,000	$12,990,518

	Shares
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (f)(g)(h) (cost $8,533,132)	8,533,132	8,533,132

Total Short-Term Investments (cost $21,523,650)		21,523,650

Total Investments - 101.2% (cost $997,521,593) (i)		1,009,870,451
Other assets less liabilities - (1.2)%		(11,903,695)

Net Assets - 100.0%		$997,966,756

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.20%	USD	69	$(7,563)	$(7,109)	$(454)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	38	(4,165)	(3,951)	(214)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	708	(77,609)	(71,818)	(5,791)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	471	(51,629)	(49,036)	(2,593)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	614	(67,305)	(60,453)	(6,852)

						$(208,271)	$(192,367)	$(15,904)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	25,000	9/02/20	1.548%	CPI	#	Maturity	$549,724
Bank of America, NA	USD	25,000	2/02/32	2.403%	CPI	#	Maturity	(49,553)
Barclays Bank PLC	USD	5,500	6/02/19	2.580%	CPI	#	Maturity	(463,154)
Barclays Bank PLC	USD	4,000	6/15/20	2.480%	CPI	#	Maturity	(303,531)
Barclays Bank PLC	USD	35,000	7/02/20	2.256%	CPI	#	Maturity	(1,497,920)
Barclays Bank PLC	USD	1,500	8/04/20	2.308%	CPI	#	Maturity	(75,836)
Barclays Bank PLC	USD	2,000	11/10/20	2.500%	CPI	#	Maturity	(135,742)
Barclays Bank PLC	USD	1,000	5/04/21	2.845%	CPI	#	Maturity	(116,388)
Barclays Bank PLC	USD	3,000	5/12/21	2.815%	CPI	#	Maturity	(342,152)
Barclays Bank PLC	USD	14,000	4/03/22	2.663%	CPI	#	Maturity	(1,357,390)
Barclays Bank PLC	USD	16,700	10/05/22	2.765%	CPI	#	Maturity	(1,629,751)
Barclays Bank PLC	USD	25,000	8/07/24	2.573%	CPI	#	Maturity	(1,597,553)
Barclays Bank PLC	USD	19,000	5/05/25	2.125%	CPI	#	Maturity	180,225
Barclays Bank PLC	USD	5,400	3/06/27	2.695%	CPI	#	Maturity	(608,037)
Barclays Bank PLC	USD	20,000	6/06/32	2.145%	CPI	#	Maturity	720,707
Barclays Bank PLC	USD	14,000	9/01/32	2.128%	CPI	#	Maturity	612,499
Citibank, NA	USD	15,600	12/14/20	1.548%	CPI	#	Maturity	451,332
Citibank, NA	USD	35,000	7/03/21	2.283%	CPI	#	Maturity	(59,695)
Citibank, NA	USD	9,000	6/29/22	2.398%	CPI	#	Maturity	(619,530)
Citibank, NA	USD	5,400	7/19/22	2.400%	CPI	#	Maturity	(355,362)
Citibank, NA	USD	4,000	8/10/22	2.550%	CPI	#	Maturity	(314,843)
Citibank, NA	USD	15,500	12/07/22	2.748%	CPI	#	Maturity	(1,569,209)
Citibank, NA	USD	47,000	5/24/23	2.533%	CPI	#	Maturity	(3,402,744)
Citibank, NA	USD	30,000	10/29/23	2.524%	CPI	#	Maturity	(1,875,739)
Citibank, NA	USD	30,000	9/19/24	2.070%	CPI	#	Maturity	747,495
Citibank, NA	USD	25,000	7/03/25	2.351%	CPI	#	Maturity	(10,204)
Citibank, NA	USD	15,800	2/08/28	2.940%	CPI	#	Maturity	(2,296,090)
Deutsche Bank AG	USD	11,000	6/20/21	2.655%	CPI	#	Maturity	(1,106,180)
Deutsche Bank AG	USD	9,800	9/07/21	2.400%	CPI	#	Maturity	(668,307)
Deutsche Bank AG	USD	25,000	9/02/25	1.880%	CPI	#	Maturity	808,323
JPMorgan Chase Bank, NA	USD	1,000	7/29/20	2.305%	CPI	#	Maturity	(51,089)
JPMorgan Chase Bank, NA	USD	19,000	8/17/22	2.523%	CPI	#	Maturity	(1,413,844)
JPMorgan Chase Bank, NA	USD	1,400	6/30/26	2.890%	CPI	#	Maturity	(216,927)
JPMorgan Chase Bank, NA	USD	3,300	7/21/26	2.935%	CPI	#	Maturity	(539,634)
JPMorgan Chase Bank, NA	USD	2,400	10/03/26	2.485%	CPI	#	Maturity	(191,593)
JPMorgan Chase Bank, NA	USD	5,400	11/14/26	2.488%	CPI	#	Maturity	(437,306)
JPMorgan Chase Bank, NA	USD	4,850	12/23/26	2.484%	CPI	#	Maturity	(379,569)
JPMorgan Chase Bank, NA	USD	13,000	3/01/27	2.279%	CPI	#	Maturity	81,079
JPMorgan Chase Bank, NA	USD	21,350	2/20/28	2.899%	CPI	#	Maturity	(2,933,922)
JPMorgan Chase Bank, NA	USD	12,000	3/26/28	2.880%	CPI	#	Maturity	(1,599,256)
JPMorgan Chase Bank, NA	USD	10,000	7/03/28	2.356%	CPI	#	Maturity	18,952
JPMorgan Chase Bank, NA	USD	18,000	4/17/30	2.378%	CPI	#	Maturity	(31,164)
JPMorgan Chase Bank, NA	USD	24,000	11/17/32	2.183%	CPI	#	Maturity	814,424

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	2,000	10/14/20	2.370%	CPI	#	Maturity	$(106,489)
Morgan Stanley Capital Services LLC	USD	13,000	5/23/21	2.680%	CPI	#	Maturity	(1,294,176)
Morgan Stanley Capital Services LLC	USD	10,000	4/16/23	2.690%	CPI	#	Maturity	(902,716)
Morgan Stanley Capital Services LLC	USD	5,000	8/15/26	2.885%	CPI	#	Maturity	(760,371)

								$(26,328,206)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $6,134,789 or 0.6% of net assets.

(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. (d) Variable rate coupon, rate shown as of July 31, 2018.
(e)	Illiquid security. (f) Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,686,255 and gross unrealized depreciation of investments was $(35,681,507), resulting in net unrealized depreciation of $(13,995,252).

As of July 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.1%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
CPIYOYX	-	Consumer Price Index Year Over Year Change
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$964,262,772		$24,084,029		$988,346,801
Short-Term Investments:
U.S. Treasury Bills		– 0	–	12,990,518		– 0	–	12,990,518
Investment Companies		8,533,132		– 0	–	– 0	–	8,533,132

Total Investments in Securities		8,533,132		977,253,290		24,084,029		1,009,870,451
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	4,984,760		– 0	–	4,984,760
Liabilities:
Credit Default Swaps		– 0	–	(208,271)		– 0	–	(208,271)
Inflation (CPI) Swaps		– 0	–	(31,312,966)		– 0	–	(31,312,966)

Total (b)		$8,533,132		$950,716,813		$24,084,029		$983,333,974

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/17	$19,128,058		$19,128,058
Accrued discounts/(premiums)	(218,125)		(218,125)
Realized gain (loss)	36,813		36,813
Change in unrealized appreciation/depreciation	(372,391)		(372,391)
Purchases	2,561,276		2,561,276
Sales	(1,202,590)		(1,202,590)
Transfers in to Level 3	4,150,988		4,150,988
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/18	$24,084,029		$24,084,029	(a)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(360,213)		$(360,213)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$11,054	$182,533	$185,054	$8,533	$73

AB Bond Fund, Inc.

All Market Real Return Portfolio

Consolidated Portfolio of Investments

July 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 67.6%
Real Estate - 27.7%
Diversified Real Estate Activities - 2.1%
Ayala Land, Inc.	2,778,560	$2,139,822
Daito Trust Construction Co., Ltd.	7,000	1,172,973
Henderson Land Development Co., Ltd.	179,300	1,001,487
Kerry Properties Ltd.	1,919,000	9,734,635
LendLease Group	89,050	1,332,358
Mitsubishi Estate Co., Ltd.	128,400	2,228,074
Mitsui Fudosan Co., Ltd.	585,400	13,997,920
Pakuwon Jati Tbk PT	1,632,500	58,365
Sumitomo Realty & Development Co., Ltd.	264,000	9,672,801
Sun Hung Kai Properties Ltd.	117,000	1,834,880
UOL Group Ltd.	482,900	2,549,734

		45,723,049

Diversified REITs - 3.0%
Armada Hoffler Properties, Inc.	351,990	5,315,049
Covivio	46,770	4,871,201
Dream Global Real Estate Investment Trust	263,660	2,823,372
Empire State Realty Trust, Inc. - Class A	314,490	5,242,548
Fibra Uno Administracion SA de CV	222,930	321,996
GPT Group (The)	1,512,881	5,810,350
Growthpoint Properties Ltd.	2,142,590	4,255,077
H&R Real Estate Investment Trust	239,210	3,710,849
Hulic Reit, Inc.	3,299	5,103,686
ICADE	60,956	5,901,839
Kenedix Office Investment Corp. - Class A	818	4,961,448
Land Securities Group PLC	397,650	4,916,722
Merlin Properties Socimi SA	404,849	5,980,254
Mirvac Group	2,678,160	4,545,816
SA Corporate Real Estate Ltd.	5,626,770	1,914,405

		65,674,612

Health Care REITs - 1.3%
HCP, Inc.	285,350	7,390,565
Healthcare Realty Trust, Inc.	168,240	4,998,410
LTC Properties, Inc.	74,010	3,121,002
Medical Properties Trust, Inc.	567,800	8,181,998
Sabra Health Care REIT, Inc.	217,070	4,690,883

		28,382,858

Hotel & Resort REITs - 0.9%
Japan Hotel REIT Investment Corp.	2,384	1,748,176
MGM Growth Properties LLC - Class A	161,080	4,880,724
Park Hotels & Resorts, Inc.	207,000	6,474,960
RLJ Lodging Trust	206,610	4,667,320
Summit Hotel Properties, Inc.	140,659	1,990,325

		19,761,505

Industrial REITs - 2.6%
Duke Realty Corp.	339,420	9,883,910
Goodman Group	632,332	4,533,148
Macquarie Mexico Real Estate Management SA de CV (a)	58,174	63,893
PLA Administradora Industrial S de RL de CV (a)	3,806,020	5,942,519
Prologis, Inc.	286,990	18,832,284
Rexford Industrial Realty, Inc.	174,720	5,353,421

Company	Shares	U.S. $ Value
Segro PLC	238,802	$2,081,490
STAG Industrial, Inc.	271,300	7,411,916
Tritax Big Box REIT PLC	1,761,050	3,518,910

		57,621,491

Office REITs - 2.8%
Alexandria Real Estate Equities, Inc.	70,752	9,016,635
alstria office REIT-AG	201,100	3,122,338
Brandywine Realty Trust	142,770	2,354,277
CapitaLand Commercial Trust	2,950,800	3,800,965
Champion REIT	4,294,000	2,924,698
Columbia Property Trust, Inc.	240,224	5,568,392
Corporate Office Properties Trust	220,280	6,551,127
Hibernia REIT PLC	1,009,290	1,718,390
Highwoods Properties, Inc.	98,000	4,812,780
Japan Prime Realty Investment Corp.	293	1,055,633
Japan Real Estate Investment Corp.	744	3,897,020
JBG SMITH Properties	87,450	3,191,925
Kilroy Realty Corp.	77,490	5,652,895
Nippon Building Fund, Inc.	677	3,769,164
Workspace Group PLC	353,620	5,035,304

		62,471,543

Real Estate Development - 2.6%
Agile Group Holdings Ltd.	100,000	154,402
Bumi Serpong Damai Tbk PT (a)	540,600	50,749
China Evergrande Group (a)(b)	209,000	580,019
China Jinmao Holdings Group Ltd.	406,000	195,972
China Overseas Land & Investment Ltd.	2,044,790	6,441,964
China Resources Land Ltd.	1,994,874	7,314,595
China SCE Property Holdings Ltd.	12,854,000	5,757,982
China Vanke Co., Ltd. - Class H	94,600	302,880
CIFI Holdings Group Co., Ltd.	12,532,000	8,186,756
Ciputra Development Tbk PT	990,387	68,395
CK Asset Holdings Ltd.	1,849,000	14,160,529
Country Garden Holdings Co., Ltd.	531,000	827,499
Country Garden Services Holdings Co., Ltd. (a)	61,034	99,688
Emaar Properties PJSC	2,503,030	3,605,744
Longfor Group Holdings Ltd.	106,150	299,476
Metrovacesa SA (a)(c)	99,030	1,593,418
Shimao Property Holdings Ltd.	87,000	247,431
Summarecon Agung Tbk PT	763,300	40,581
Sunac China Holdings Ltd.	158,000	516,633
Times China Holdings Ltd.	5,520,000	7,084,453

		57,529,166

Real Estate Operating Companies - 3.6%
Aroundtown SA	757,560	6,321,967
Azrieli Group Ltd.	48,080	2,302,857
BR Malls Participacoes SA (a)	948,115	2,513,453
CA Immobilien Anlagen AG	151,419	5,297,689
Corp. Inmobiliaria Vesta SAB de CV	41,553	64,656
Deutsche Wohnen SE	291,580	14,195,675
Entra ASA (c)	211,418	3,086,987
Essential Properties Realty Trust, Inc. (a)	268,630	3,707,094
Fabege AB	316,660	4,484,955
Hemfosa Fastigheter AB	190,894	2,621,702

Company	Shares	U.S. $ Value
Kungsleden AB	335,760	$2,708,149
Multiplan Empreendimentos Imobiliarios SA	19,140	102,398
Parque Arauco SA	614,000	1,716,614
SM Prime Holdings, Inc.	633,200	450,788
Swire Properties Ltd.	1,511,800	5,953,978
Vonovia SE	350,043	16,941,122
Wharf Real Estate Investment Co., Ltd.	963,000	7,015,149

		79,485,233

Residential REITs - 3.6%
American Campus Communities, Inc.	207,530	8,560,613
American Homes 4 Rent - Class A	391,910	8,676,887
Camden Property Trust	109,840	10,170,086
Essex Property Trust, Inc.	41,550	9,990,698
Independence Realty Trust, Inc.	606,550	6,156,483
Japan Rental Housing Investments, Inc.	5,391	4,388,474
Killam Apartment Real Estate Investment Trust	537,990	6,311,048
Mid-America Apartment Communities, Inc.	108,380	10,922,536
Sun Communities, Inc.	99,297	9,627,837
UNITE Group PLC (The)	462,155	5,305,224

		80,109,886

Retail REITs - 3.4%
Brixmor Property Group, Inc.	421,100	7,449,259
CapitaLand Mall Trust	658,700	1,047,052
Charter Hall Retail REIT	983,130	3,020,836
Fukuoka REIT Corp.	2,331	3,670,143
Japan Retail Fund Investment Corp.	1,266	2,313,070
Kenedix Retail REIT Corp.	1,367	2,987,026
Link REIT	307,901	3,055,021
National Retail Properties, Inc.	138,980	6,199,898
Regency Centers Corp.	161,180	10,255,883
Retail Opportunity Investments Corp.	302,430	5,718,951
Simon Property Group, Inc.	141,192	24,879,442
Unibail-Rodamco-Westfield	16,660	3,698,538

		74,295,119

Specialized REITs - 1.8%
American Tower Corp.	22,420	3,323,541
CubeSmart	269,980	8,196,593
Digital Realty Trust, Inc.	93,030	11,295,703
EPR Properties	72,820	4,841,802
Equinix, Inc.	11,880	5,218,646
National Storage Affiliates Trust	139,950	4,034,758
Safestore Holdings PLC	201,170	1,478,528

		38,389,571

		609,444,033

Energy - 17.1%
Integrated Oil & Gas - 11.7%
BP PLC	4,070,668	30,592,859
Chevron Corp.	310,440	39,199,259
Exxon Mobil Corp.	373,904	30,476,915
LUKOIL PJSC (Sponsored ADR)	137,080	9,801,220
Origin Energy Ltd. (a)	870,760	6,318,006
PetroChina Co., Ltd. - Class H	16,010,000	12,192,344
Petroleo Brasileiro SA (Preference Shares)	721,300	3,789,741
Repsol SA	793,412	15,737,300

Company	Shares	U.S. $ Value
Royal Dutch Shell PLC - Class B	2,017,586	$70,670,402
TOTAL SA	513,979	33,524,436
YPF SA (Sponsored ADR) (a)	362,810	6,022,646

		258,325,128

Oil & Gas Equipment & Services - 0.6%
C&J Energy Services, Inc. (a)	333,050	7,746,743
Petrofac Ltd.	197,951	1,591,728
Petroleum Geo-Services ASA (a)	505,555	2,463,925
TMK PJSC (GDR) (c)	243,013	1,127,580

		12,929,976

Oil & Gas Exploration & Production - 3.6%
Aker BP ASA	131,741	4,707,231
Anadarko Petroleum Corp.	181,648	13,287,551
CNOOC Ltd.	4,116,000	6,895,731
Concho Resources, Inc. (a)	40,660	5,930,261
Continental Resources, Inc./OK (a)	117,473	7,503,001
EOG Resources, Inc.	188,533	24,309,445
Gran Tierra Energy, Inc. (a)	760,400	2,542,753
Inpex Corp.	384,500	4,221,379
SM Energy Co.	239,622	6,592,001
Whiting Petroleum Corp. (a)	73,190	3,633,883

		79,623,236

Oil & Gas Refining & Marketing - 1.2%
Cosan SA	241,500	2,372,340
JXTG Holdings, Inc.	1,150,400	8,434,044
Motor Oil Hellas Corinth Refineries SA	259,450	5,509,523
S-Oil Corp.	41,982	4,409,483
Tupras Turkiye Petrol Rafinerileri AS	239,640	5,250,855

		25,976,245

		376,854,585

Materials - 7.4%
Aluminum - 0.8%
Alcoa Corp. (a)	301,010	13,024,703
Aluminum Corp. of China Ltd. - Class H (a)(b)	11,286,000	5,146,390

		18,171,093

Construction Materials - 0.5%
Buzzi Unicem SpA	102,830	2,261,715
Fletcher Building Ltd.	679,264	3,255,116
Grupo Cementos de Chihuahua SAB de CV	638,389	4,114,750
HeidelbergCement AG	18,187	1,544,728

		11,176,309

Copper - 0.9%
Antofagasta PLC	355,570	4,669,733
First Quantum Minerals Ltd.	555,410	8,663,004
Freeport-McMoRan, Inc.	211,675	3,492,637
Lundin Mining Corp.	393,160	2,176,079
OZ Minerals Ltd.	326,340	2,304,524

		21,305,977

Company	Shares	U.S. $ Value
Diversified Metals & Mining - 2.3%
Boliden AB	310,100	$9,230,990
Glencore PLC (a)	4,279,146	18,765,907
MMC Norilsk Nickel PJSC (ADR) (London) (b)	370,470	6,414,501
Orocobre Ltd. (a)(b)	269,233	927,349
Rio Tinto PLC	106,110	5,825,531
Sumitomo Metal Mining Co., Ltd.	94,700	3,404,160
Syrah Resources Ltd. (a)(b)	1,004,719	2,248,883
Vedanta Resources PLC	295,150	3,169,149

		49,986,470

Fertilizers & Agricultural Chemicals - 0.5%
Mosaic Co. (The)	368,480	11,094,933

Gold - 1.0%
Agnico Eagle Mines Ltd.	261,715	10,964,729
Detour Gold Corp. (a)	328,020	3,232,668
Newcrest Mining Ltd.	263,780	4,237,644
Polyus PJSC (GDR) (c)	86,780	3,107,653
Real Gold Mining Ltd. (a)(d)(e)(f)	811,000	0

		21,542,694

Industrial Gases - 0.3%
Air Liquide SA	16,347	2,090,030
Praxair, Inc.	23,224	3,890,020

		5,980,050

Precious Metals & Minerals - 0.1%
Industrias Penoles SAB de CV	153,890	2,609,180

Specialty Chemicals - 0.2%
Johnson Matthey PLC	82,459	4,062,583

Steel - 0.8%
APERAM SA	53,770	2,534,175
Vale SA (Sponsored ADR) - Class B	717,770	10,522,508
Yamato Kogyo Co., Ltd.	161,400	5,033,428

		18,090,111

		164,019,400

Pharmaceuticals & Biotechnology - 2.2%
Biotechnology - 1.0%
AbbVie, Inc.	30,705	2,831,922
Amgen, Inc.	24,844	4,883,088
Biogen, Inc. (a)	14,029	4,690,877
Celgene Corp. (a)	51,609	4,649,455
Vertex Pharmaceuticals, Inc. (a)	23,601	4,131,355

		21,186,697

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	42,114	2,781,209
Waters Corp. (a)	17,702	3,492,073

		6,273,282

Company	Shares	U.S. $ Value
Pharmaceuticals - 0.9%
Ipsen SA	11,207	$1,861,981
Jazz Pharmaceuticals PLC (a)	20,583	3,562,506
Johnson & Johnson	50,820	6,734,666
Novo Nordisk A/S - Class B	50,960	2,535,122
Roche Holding AG	13,617	3,344,966
Sino Biopharmaceutical Ltd.	637,500	873,134
Taisho Pharmaceutical Holdings Co., Ltd.	10,400	1,178,115

		20,090,490

		47,550,469

Software & Services - 1.9%
Application Software - 0.6%
Adobe Systems, Inc. (a)	18,163	4,444,123
ANSYS, Inc. (a)	20,933	3,535,165
Sage Group PLC (The)	212,113	1,729,770
SAP SE	23,142	2,693,404

		12,402,462

Data Processing & Outsourced Services - 0.2%
Paychex, Inc.	54,030	3,729,151

Internet Software & Services - 0.2%
Alphabet, Inc. - Class C (a)	2,779	3,382,765
Facebook, Inc. - Class A (a)	4,957	855,479

		4,238,244

IT Consulting & Other Services - 0.1%
Atos SE	13,359	1,790,070
Otsuka Corp.	27,800	1,084,281

		2,874,351

Systems Software - 0.8%
CA, Inc.	44,647	1,973,844
Check Point Software Technologies Ltd. (a)	35,468	3,996,179
Microsoft Corp.	34,748	3,686,068
Oracle Corp. Japan	13,300	1,116,333
Red Hat, Inc. (a)	21,988	3,105,365
VMware, Inc. - Class A (a)	24,598	3,556,625

		17,434,414

		40,678,622

Banks - 1.5%
Diversified Banks - 1.1%
Banco Comercial Portugues SA (a)	6,993,226	2,190,089
Barclays PLC	804,917	2,047,551
Commonwealth Bank of Australia	37,421	2,083,859
JPMorgan Chase & Co.	60,225	6,922,864
Lloyds Banking Group PLC	2,693,811	2,208,058
Nordea Bank AB	191,426	2,034,448
Svenska Handelsbanken AB - Class A	156,289	1,930,562
US Bancorp	79,482	4,213,341

		23,630,772

Company	Shares	U.S. $ Value
Regional Banks - 0.4%
Chiba Bank Ltd. (The)	138,800	$990,819
Cullen/Frost Bankers, Inc.	27,589	3,048,309
PNC Financial Services Group, Inc. (The)	26,486	3,835,967
Seven Bank Ltd.	169,700	513,685

		8,388,780

		32,019,552

Capital Goods - 1.4%
Construction & Engineering - 0.3%
Kajima Corp.	137,000	1,068,919
Shimizu Corp.	451,900	4,729,768
Taisei Corp.	21,800	1,212,387

		7,011,074

Electrical Components & Equipment - 0.2%
ABB Ltd. (REG)	85,762	1,968,714
Legrand SA	23,478	1,723,234
Prysmian SpA	56,553	1,444,619
Schneider Electric SE (Paris)	2,147	172,331

		5,308,898

Industrial Conglomerates - 0.3%
Hopewell Holdings Ltd.	619,000	2,198,976
Jardine Matheson Holdings Ltd.	17,300	1,171,362
Jardine Strategic Holdings Ltd.	28,600	1,142,503
Smiths Group PLC	83,149	1,757,224
Toshiba Corp. (a)	54,000	165,008

		6,435,073

Industrial Machinery - 0.3%
Middleby Corp. (The) (a)	32,480	3,328,550
Stanley Black & Decker, Inc.	23,898	3,572,034

		6,900,584

Trading Companies & Distributors - 0.3%
Fastenal Co.	52,063	2,963,947
Ferguson PLC	14,396	1,135,308
Mitsubishi Corp.	49,200	1,375,289

		5,474,544

		31,130,173

Food Beverage & Tobacco - 1.1%
Brewers - 0.1%
Carlsberg A/S - Class B	15,879	1,915,610

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class B	8,627	459,129
Treasury Wine Estates Ltd.	102,277	1,400,573

		1,859,702

Packaged Foods & Meats - 0.4%
Calbee, Inc.	31,500	1,044,934
Chocoladefabriken Lindt & Spruengli AG	263	1,813,144
Chocoladefabriken Lindt & Spruengli AG (REG)	22	1,762,259

Company	Shares	U.S. $ Value
McCormick & Co., Inc./MD	1,665	$195,704
Tyson Foods, Inc. - Class A	38,370	2,212,031
Yamazaki Baking Co., Ltd.	52,900	1,315,465

		8,343,537

Soft Drinks - 0.3%
Coca-Cola Co. (The)	114,567	5,342,259
Suntory Beverage & Food Ltd.	24,100	1,025,243

		6,367,502

Tobacco - 0.2%
Philip Morris International, Inc.	55,416	4,782,401

		23,268,752

Diversified Financials - 1.0%
Asset Management & Custody Banks - 0.5%
CI Financial Corp.	69,964	1,222,494
IGM Financial, Inc.	48,680	1,461,317
Schroders PLC	40,308	1,645,819
State Street Corp.	36,060	3,184,458
T. Rowe Price Group, Inc.	29,525	3,515,837

		11,029,925

Financial Exchanges & Data - 0.1%
ASX Ltd.	27,662	1,350,780
Singapore Exchange Ltd.	186,100	1,018,687

		2,369,467

Investment Banking & Brokerage - 0.4%
Charles Schwab Corp. (The)	67,245	3,433,530
Raymond James Financial, Inc.	23,813	2,181,033
TD Ameritrade Holding Corp.	57,057	3,260,807

		8,875,370

		22,274,762

Retailing - 0.9%
Automotive Retail - 0.0%
AutoZone, Inc. (a)	909	641,327

Distributors - 0.1%
Jardine Cycle & Carriage Ltd.	41,000	1,015,073

General Merchandise Stores - 0.1%
Dollarama, Inc.	41,625	1,503,920

Home Improvement Retail - 0.5%
Home Depot, Inc. (The)	28,212	5,572,434
Kingfisher PLC	474,030	1,842,934
Lowe’s Cos., Inc.	45,454	4,515,400

		11,930,768

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (a)	1,745	3,101,633

Specialty Stores - 0.1%
JD Sports Fashion PLC	358,524	2,200,221

		20,392,942

Company	Shares	U.S. $ Value
Utilities - 0.7%
Electric Utilities - 0.4%
Alliant Energy Corp.	15,740	$676,348
AusNet Services	969,909	1,175,400
Fortum Oyj	72,748	1,827,648
Kansai Electric Power Co., Inc. (The)	80,400	1,144,530
Xcel Energy, Inc.	80,943	3,792,989

		8,616,915

Gas Utilities - 0.1%
Hong Kong & China Gas Co., Ltd.	586,300	1,197,204

Multi-Utilities - 0.2%
Consolidated Edison, Inc.	47,780	3,771,275
Engie SA	110,637	1,786,627

		5,557,902

		15,372,021

Household & Personal Products - 0.5%
Household Products - 0.2%
Colgate-Palmolive Co.	21,054	1,410,828
Henkel AG & Co. KGaA	15,226	1,632,729
Reckitt Benckiser Group PLC	6,743	601,142

		3,644,699

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The) - Class A	24,362	3,287,408
L’Oreal SA	9,071	2,216,692
Pola Orbis Holdings, Inc.	24,000	930,056
Shiseido Co., Ltd.	18,000	1,326,068

		7,760,224

		11,404,923

Information Technology - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	59,753	11,370,398

Media - 0.5%
Broadcasting - 0.2%
Discovery, Inc. - Class A (a)(b)	148,425	3,945,136

Cable & Satellite - 0.2%
Eutelsat Communications SA	88,344	1,891,235
Sirius XM Holdings, Inc. (b)	489,747	3,438,024

		5,329,259

Publishing - 0.1%
Schibsted ASA - Class B	62,159	2,015,180

		11,289,575

Consumer Durables & Apparel - 0.5%
Apparel, Accessories & Luxury Goods - 0.3%
Hermes International	2,622	1,659,452

Company	Shares	U.S. $ Value
Luxottica Group SpA	27,394	$1,852,163
LVMH Moet Hennessy Louis Vuitton SE	7,021	2,446,735

		5,958,350

Homebuilding - 0.2%
Construtora Tenda SA (a)	361,400	2,560,314
Corp. GEO SAB de CV Series B (a)(e)(f)	1,321	44
Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,500	60,215
Desarrolladora Homex SAB de CV (a)	1,590	6
MRV Engenharia e Participacoes SA	652,550	2,296,695
Urbi Desarrollos Urbanos SAB de CV (a)	172	34

		4,917,308

		10,875,658

Commercial & Professional Services - 0.4%
Human Resource & Employment Services - 0.1%
ManpowerGroup, Inc.	24,063	2,244,115

Research & Consulting Services - 0.2%
RELX NV (b)	85,555	1,860,709
RELX PLC	93,755	2,042,674

		3,903,383

Security & Alarm Services - 0.1%
Prosegur Cia de Seguridad SA	233,979	1,556,505
Securitas AB - Class B	105,403	1,896,408

		3,452,913

		9,600,411

Health Care Equipment & Services - 0.4%
Health Care Equipment - 0.2%
Cochlear Ltd.	8,486	1,282,702
Stryker Corp.	22,224	3,628,068

		4,910,770

Health Care Facilities - 0.2%
Chartwell Retirement Residences	365,330	4,302,460

		9,213,230

Consumer Services - 0.4%
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	17,908	428,949
SJM Holdings Ltd.	889,000	1,082,596

		1,511,545

Hotels, Resorts & Cruise Lines - 0.1%
Wyndham Destinations, Inc.	31,433	1,449,690
Wyndham Hotels & Resorts, Inc.	31,433	1,823,114

		3,272,804

Leisure Facilities - 0.0%
Merlin Entertainments PLC (c)	52,744	272,657

Company	Shares	U.S. $ Value
Restaurants - 0.2%
McDonald’s Corp.	8,641	$1,361,303
Sodexo SA	17,434	1,931,268

		3,292,571

		8,349,577

Transportation - 0.3%
Airport Services - 0.2%
Aena SME SA (c)	8,866	1,609,840
Sydney Airport	837,860	4,403,312

		6,013,152

Highways & Railtracks - 0.1%
Transurban Group	176,846	1,537,751

		7,550,903

Food & Staples Retailing - 0.3%
Drug Retail - 0.0%
Tsuruha Holdings, Inc.	7,700	947,206

Food Distributors - 0.0%
Sysco Corp.	4,443	298,614

Food Retail - 0.2%
Dairy Farm International Holdings Ltd.	112,200	916,703
Koninklijke Ahold Delhaize NV	81,659	2,076,642
Woolworths Group Ltd.	21,879	489,473

		3,482,818

Hypermarkets & Super Centers - 0.1%
Walmart, Inc.	29,573	2,638,799

		7,367,437

Insurance - 0.3%
Life & Health Insurance - 0.1%
Legal & General Group PLC	545,061	1,875,734

Multi-line Insurance - 0.1%
Sampo Oyj - Class A	36,486	1,853,050

Property & Casualty Insurance - 0.1%
Progressive Corp. (The)	58,268	3,496,663

		7,225,447

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductors - 0.3%
Intel Corp.	103,066	4,957,475
NXP Semiconductors NV (a)	21,300	2,030,742

		6,988,217

Automobiles & Components - 0.2%
Automobile Manufacturers - 0.2%
Fiat Chrysler Automobiles NV (a)	83,856	1,429,847
Ford Motor Co.	322,157	3,234,456
Tesla, Inc. (a)(b)	606	180,673

		4,844,976

Company	Shares		U.S. $ Value
Telecommunication Services - 0.1%
Integrated Telecommunication Services - 0.1%
HKT Trust & HKT Ltd. - Class SS		798,000	$1,068,623

Total Common Stocks (cost $1,430,286,216)			1,490,154,686

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 23.2%
Japan - 8.2%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	16,567,736	156,394,448
Series 22
0.10%, 3/10/27		2,528,036	23,931,727

			180,326,175

United States - 15.0%
U.S. Treasury Inflation Index
0.125%, 4/15/22 (g)		$340,013	330,662,579

Total Inflation-Linked Securities (cost $517,644,248)			510,988,754

	Shares
INVESTMENT COMPANIES - 3.9%
Funds and Investment Trusts - 3.9% (h)
iShares Global Timber & Forestry ETF		127,914	9,660,065
iShares MSCI ACWI ETF		198,800	14,572,040
iShares MSCI Global Metals & Mining Producers ETF		342,810	11,473,851
SPDR S&P Bank ETF		439,703	21,237,655
VanEck Vectors Agribusiness ETF (b)		125,150	8,010,852
Vanguard Global ex-U.S. Real Estate ETF		125,795	7,421,905
Vanguard Real Estate ETF		181,695	14,888,088

Total Investment Companies (cost $87,848,098)			87,264,456

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
AUD/USD
Expiration: Jun 2019; Contracts: 31,745,000; Exercise Price: AUD 1.45; Counterparty: Morgan Stanley Capital Services LLC (a)	AUD	31,745,000	258,586

	Notional Amount		U.S. $ Value
CNH/USD
Expiration: Aug 2018; Contracts: 583,570,000; Exercise Price: CNH 6.70; Counterparty: JPMorgan Chase Bank, NA (a)	CNH	583,570,000	$1,556,952

			1,815,538

Options on Funds and Investment Trusts - 0.0%
SPDR S&P Oil & Gas Exploration
Expiration: Aug 2018; Contracts: 12,395; Exercise Price: USD 40.00; Counterparty: Morgan Stanley & Co., Inc. (a)	USD	1,239,500	173,530

Total Options Purchased - Puts (premiums paid $1,362,486)			1,989,068

OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
AUD/USD
Expiration: Aug 2018; Contracts: 35,383,000; Exercise Price: AUD 1.35; Counterparty: Goldman Sachs Bank USA (a)	AUD	35,383,000	139,036
USD/JPY
Expiration: Aug 2018; Contracts: 434,000; Exercise Price: JPY 113.50; Counterparty: Goldman Sachs International (a)	USD	434,000	34,233
GBP/USD
Expiration: Jul 2018; Contracts: 15,876,000; Exercise Price: GBP 0.75; Counterparty: JPMorgan Chase Bank, NA (a)	GBP	15,876,000	708

Total Options Purchased - Calls (premiums paid $197,373)			173,977

	Shares
WARRANTS - 0.0%
Real Estate - 0.0%
Diversified Real Estate Activities - 0.0%
Eastern & Oriental Bhd, expiring 7/21/19 (a) (cost $0)		12,100	268

SHORT-TERM INVESTMENTS - 4.7%
Investment Companies - 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (h)(i)(j) (cost $103,094,194)		103,094,194	103,094,194

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $2,140,432,615)		$2,193,665,403

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (h)(i)(j) (cost $20,850,642)	20,850,642	20,850,642

Total Investments - 100.5% (cost $2,161,283,257) (k)		2,214,516,045
Other assets less liabilities - (0.5)%		(10,166,303)

Net Assets - 100.0%		$2,204,349,742

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Bcom Commodity Index Futures	2,615	September 2018	USD	262	$22,962,524	$22,358,250	$(604,274)
Copper Futures	311	September 2018	USD	7,775	22,033,985	22,014,913	(19,072)
Copper Futures	79	December 2018	USD	1,975	5,511,875	5,634,675	122,800
Corn Futures	210	December 2018	USD	1,050	3,867,249	4,058,250	191,001
Lean Hogs Futures	310	October 2018	USD	12,400	6,599,409	6,289,900	(309,509)
LME Primary Aluminum Futures	42	September 2018	USD	1	2,186,212	2,179,538	(6,674)
Natural Gas Futures	670	August 2018	USD	6,700	18,175,092	18,639,400	464,308
Natural Gas Futures	1,310	December 2018	USD	13,100	38,786,572	39,797,800	1,011,228
Soybean Futures	230	November 2018	USD	1,150	9,781,109	10,568,500	787,391
Soybean Meal Futures	155	December 2018	USD	16	5,082,759	5,291,700	208,941
Sugar 11 (World) Futures	292	September 2018	USD	32,704	3,699,450	3,450,272	(249,178)
WTI Crude Futures	80	September 2018	USD	80	5,519,700	5,410,400	(109,300)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	86	September 2018	JPY	8,600,000	115,864,717	115,899,835	(35,118)
10 Yr Mini Japan Government Bond Futures	161	September 2018	JPY	1,610,000	21,681,041	21,677,369	3,672
Cattle Feeder Futures	170	August 2018	USD	8,500	12,823,967	12,692,625	131,342
Coffee C Futures	53	September 2018	USD	1,988	2,283,877	2,184,262	99,615
Gasoline RBOB Futures	215	September 2018	USD	9,030	17,383,527	17,752,980	(369,453)
Gold 100 OZ Futures	70	December 2018	USD	7	8,632,224	8,635,200	(2,976)
KC HRW Wheat Futures	116	December 2018	USD	580	3,093,038	3,388,650	(295,612)
Live Cattle Futures	100	October 2018	USD	4,000	4,377,931	4,372,000	5,931
LME Primary Aluminum Futures	42	September 2018	USD	1	2,138,355	2,179,538	(41,183)
U.S. T-Note 5 Yr (CBT) Futures	830	September 2018	USD	83,000	94,108,156	93,893,750	214,406
Wheat (CBT) Futures	278	December 2018	USD	1,390	7,456,139	7,968,175	(512,036)

							$686,250

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	HKD	29,379	USD	3,751	9/14/18	$3,879
Australia and New Zealand Banking Group Ltd.	USD	7,021	AUD	9,498	9/14/18	36,789
Australia and New Zealand Banking Group Ltd.	JPY	292,784	USD	2,608	10/04/18	(21,730)
Bank of America, NA	BRL	50,709	USD	13,484	8/02/18	(26,533)
Bank of America, NA	USD	13,281	BRL	50,709	8/02/18	229,644
Bank of America, NA	USD	2,602	BRL	9,782	9/05/18	(5,495)
Bank of America, NA	USD	2,638	ZAR	34,894	9/07/18	69
Bank of America, NA	USD	13,954	PHP	741,362	9/11/18	12,486
Bank of America, NA	USD	7,445	PHP	395,092	9/11/18	(1,753)
Bank of America, NA	USD	3,959	SGD	5,289	9/14/18	(70,571)
Bank of America, NA	USD	7,243	RUB	454,733	9/27/18	(5,468)
Barclays Bank PLC	BRL	36,241	USD	9,752	8/02/18	96,133
Barclays Bank PLC	BRL	64,221	USD	16,898	8/02/18	(212,420)
Barclays Bank PLC	USD	20,058	BRL	75,791	8/02/18	134,730
Barclays Bank PLC	USD	6,639	BRL	24,671	8/02/18	(65,443)
Barclays Bank PLC	EUR	4,428	USD	5,146	8/03/18	(32,323)
Barclays Bank PLC	SEK	46,565	USD	5,316	8/03/18	20,059
Barclays Bank PLC	MXN	78,601	USD	3,949	8/07/18	(265,062)
Barclays Bank PLC	AUD	3,516	USD	2,596	8/09/18	(16,287)
Barclays Bank PLC	INR	200,950	USD	2,970	8/09/18	38,560
Barclays Bank PLC	INR	322,794	USD	4,691	8/09/18	(18,376)
Barclays Bank PLC	USD	17,033	INR	1,169,490	8/09/18	27,714
Barclays Bank PLC	USD	5,220	INR	357,618	8/09/18	(3,046)
Barclays Bank PLC	USD	2,874	NZD	4,221	8/09/18	2,593
Barclays Bank PLC	CLP	3,831,377	USD	6,008	8/28/18	(2,534)
Barclays Bank PLC	CAD	4,494	USD	3,427	8/30/18	(29,780)
Barclays Bank PLC	BRL	24,671	USD	6,614	9/05/18	66,632
Barclays Bank PLC	USD	9,716	BRL	36,241	9/05/18	(97,880)
Barclays Bank PLC	USD	2,625	ZAR	34,862	9/07/18	10,023
Barclays Bank PLC	USD	2,673	PHP	144,089	9/11/18	41,170
Barclays Bank PLC	USD	3,093	PHP	163,477	9/11/18	(13,548)
Barclays Bank PLC	TWD	1,173,005	USD	39,337	9/13/18	867,489
Barclays Bank PLC	TWD	312,833	USD	10,222	9/13/18	(38,042)
Barclays Bank PLC	USD	14,562	TWD	441,176	9/13/18	(93,688)
Barclays Bank PLC	CHF	40,820	USD	41,635	9/14/18	264,551
Barclays Bank PLC	CHF	11,091	USD	11,216	9/14/18	(24,678)
Barclays Bank PLC	GBP	5,644	USD	7,602	9/14/18	181,025
Barclays Bank PLC	JPY	10,421,227	USD	95,397	9/14/18	1,930,809
Barclays Bank PLC	SEK	259,191	USD	30,021	9/14/18	448,578
Barclays Bank PLC	USD	4,404	CAD	5,707	9/14/18	(13,874)
Barclays Bank PLC	USD	13,826	CHF	13,586	9/14/18	(56,303)
Barclays Bank PLC	USD	15,748	EUR	13,439	9/14/18	16,337
Barclays Bank PLC	USD	14,246	GBP	10,649	9/14/18	(244,791)
Barclays Bank PLC	USD	6,634	SEK	57,863	9/14/18	(32,388)
Barclays Bank PLC	USD	8,673	TRY	42,703	9/14/18	(165,033)
Barclays Bank PLC	CNY	49,055	USD	7,356	10/25/18	158,909
Barclays Bank PLC	CNY	88,851	USD	12,961	10/25/18	(75,619)
Barclays Bank PLC	USD	12,896	IDR	190,791,236	11/08/18	189,341
Barclays Bank PLC	USD	3,768	INR	262,562	12/13/18	5,250
BNP Paribas SA	MXN	80,900	USD	3,945	8/07/18	(392,096)
BNP Paribas SA	USD	2,640	MXN	50,557	8/07/18	69,925
BNP Paribas SA	USD	11,796	INR	815,078	8/09/18	93,787
BNP Paribas SA	EUR	6,740	ZAR	106,899	9/14/18	167,406
BNP Paribas SA	USD	43,195	AUD	57,977	9/14/18	(112,539)
BNP Paribas SA	USD	11,640	NZD	17,082	9/14/18	2,695
Citibank, NA	BRL	18,648	USD	5,007	8/02/18	38,419
Citibank, NA	BRL	46,657	USD	12,426	8/02/18	(5,297)
Citibank, NA	USD	12,072	BRL	45,559	8/02/18	66,188
Citibank, NA	USD	5,275	BRL	19,746	8/02/18	(14,477)
Citibank, NA	GBP	3,938	EUR	4,429	8/03/18	10,504
Citibank, NA	MXN	123,957	USD	6,522	8/07/18	(123,133)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,622	MXN	49,715	8/07/18	$43,324
Citibank, NA	AUD	3,567	USD	2,634	8/09/18	(16,464)
Citibank, NA	NZD	3,848	USD	2,611	8/09/18	(11,499)
Citibank, NA	USD	5,187	INR	356,007	8/09/18	6,810
Citibank, NA	USD	22,557	INR	1,532,662	8/09/18	(198,752)
Citibank, NA	USD	768	COP	2,219,012	8/28/18	(1,295)
Citibank, NA	BRL	13,032	USD	3,479	9/05/18	20,274
Citibank, NA	USD	4,987	BRL	18,648	9/05/18	(37,998)
Citibank, NA	TRY	12,898	USD	2,581	9/13/18	10,475
Citibank, NA	EUR	1,866	USD	2,188	9/14/18	(620)
Citibank, NA	HUF	852,556	USD	3,126	9/14/18	9,557
Citibank, NA	MXN	126,655	USD	6,373	9/14/18	(374,552)
Citibank, NA	PLN	10,973	USD	2,972	9/14/18	(32,077)
Citibank, NA	USD	1,569	CAD	2,033	9/14/18	(4,834)
Citibank, NA	USD	3,909	MXN	73,045	9/14/18	(17,598)
Citibank, NA	ZAR	62,563	USD	4,738	9/14/18	13,152
Citibank, NA	USD	5,273	SEK	46,446	9/20/18	28,428
Citibank, NA	RUB	226,373	USD	3,566	9/27/18	(37,433)
Citibank, NA	USD	13,539	RUB	859,535	9/27/18	142,132
Citibank, NA	JPY	590,354	USD	5,283	10/04/18	(19,646)
Citibank, NA	EUR	19,950	USD	23,522	10/11/18	71,734
Citibank, NA	CNY	35,345	USD	5,176	10/18/18	(10,618)
Citibank, NA	CNY	102,156	USD	15,156	10/25/18	167,291
Citibank, NA	USD	2,408	ARS	72,239	11/02/18	(1,203)
Citibank, NA	KRW	15,039,061	USD	13,298	11/15/18	(245,432)
Citibank, NA	USD	11,422	KRW	12,916,729	11/15/18	210,797
Credit Suisse International	GBP	6,016	SEK	70,933	8/03/18	170,966
Credit Suisse International	USD	8,054	GBP	6,056	8/03/18	(104,908)
Credit Suisse International	MXN	122,506	USD	6,555	8/07/18	(12,706)
Credit Suisse International	USD	13,026	ZAR	174,529	8/07/18	219,666
Credit Suisse International	ZAR	174,569	USD	13,044	8/07/18	(205,530)
Credit Suisse International	NZD	7,747	USD	5,236	8/09/18	(44,058)
Credit Suisse International	CLP	10,769,207	USD	16,306	8/28/18	(588,835)
Credit Suisse International	CNY	117,817	USD	17,856	8/28/18	540,959
Credit Suisse International	USD	16,750	CLP	11,062,805	8/28/18	604,889
Credit Suisse International	AUD	14,342	USD	10,926	9/14/18	268,167
Credit Suisse International	AUD	6,972	USD	5,177	9/14/18	(4,138)
Credit Suisse International	CAD	11,261	USD	8,652	9/14/18	(11,307)
Credit Suisse International	CZK	235,525	USD	10,765	9/14/18	(21,456)
Credit Suisse International	EUR	7,387	USD	8,685	9/14/18	19,914
Credit Suisse International	NOK	295,450	USD	36,653	9/14/18	369,468
Credit Suisse International	SEK	158,572	USD	18,203	9/14/18	110,949
Credit Suisse International	USD	31,244	CAD	40,970	9/14/18	273,516
Credit Suisse International	USD	4,039	CZK	88,919	9/14/18	33,806
Credit Suisse International	USD	5,518	CZK	120,135	9/14/18	(15,992)
Credit Suisse International	USD	11,397	NOK	92,421	9/14/18	(46,940)
Credit Suisse International	USD	28,527	NZD	41,812	9/14/18	(29,677)
Credit Suisse International	USD	9,000	TRY	44,853	9/14/18	(63,911)
Credit Suisse International	USD	3,673	ZAR	49,456	9/14/18	62,041
Credit Suisse International	USD	16,045	IDR	234,232,346	11/08/18	19,351
Credit Suisse International	AUD	7,144	USD	5,272	6/28/19	(52,498)
Deutsche Bank AG	USD	1,443	INR	98,178	8/09/18	(10,735)
Deutsche Bank AG	MXN	85,390	USD	4,087	9/14/18	(462,983)
Deutsche Bank AG	PLN	10,833	USD	2,940	9/14/18	(26,415)
Deutsche Bank AG	TRY	15,650	USD	3,262	9/14/18	143,583
Deutsche Bank AG	USD	12,275	GBP	9,147	9/14/18	(247,426)
Deutsche Bank AG	USD	17,124	MXN	357,819	9/14/18	1,940,087
Deutsche Bank AG	USD	13,897	TRY	66,681	9/14/18	(611,768)
Goldman Sachs Bank USA	TRY	76,054	USD	15,401	9/13/18	241,363
Goldman Sachs Bank USA	EUR	25,206	USD	29,671	9/14/18	103,721
Goldman Sachs Bank USA	GBP	15,439	USD	20,425	9/14/18	124,257
Goldman Sachs Bank USA	HUF	714,743	USD	2,593	9/14/18	(20,236)
Goldman Sachs Bank USA	MXN	144,088	USD	7,453	9/14/18	(223,630)
Goldman Sachs Bank USA	PLN	19,200	USD	5,230	9/14/18	(26,552)
Goldman Sachs Bank USA	USD	8,691	MXN	180,201	9/14/18	910,382
Goldman Sachs Bank USA	USD	3,932	KRW	4,419,965	11/15/18	48,489
HSBC Bank USA	TWD	173,673	USD	5,876	9/13/18	180,682
JPMorgan Chase Bank, NA	AUD	7,075	JPY	585,376	8/09/18	(19,086)
JPMorgan Chase Bank, NA	INR	448,120	USD	6,495	8/09/18	(41,692)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	17,856	CNY	117,817	8/28/18	$(540,959)
JPMorgan Chase Bank, NA	CNY	14,844	USD	2,188	9/14/18	7,368
JPMorgan Chase Bank, NA	JPY	12,808,881	USD	116,878	9/14/18	1,998,242
JPMorgan Chase Bank, NA	USD	3,751	HKD	29,379	9/14/18	(4,118)
JPMorgan Chase Bank, NA	USD	52,238	JPY	5,724,833	9/14/18	(893,099)
JPMorgan Chase Bank, NA	USD	2,455	SGD	3,266	9/14/18	(54,273)
JPMorgan Chase Bank, NA	USD	10,997	SEK	96,489	9/20/18	17,298
JPMorgan Chase Bank, NA	CHF	7,805	JPY	877,732	10/04/18	(40,883)
JPMorgan Chase Bank, NA	JPY	879,376	CHF	7,779	10/04/18	(58)
Morgan Stanley & Co., Inc.	BRL	70,061	USD	18,554	8/02/18	(111,937)
Morgan Stanley & Co., Inc.	USD	18,611	BRL	70,061	8/02/18	55,529
Morgan Stanley & Co., Inc.	GBP	3,953	USD	5,158	8/03/18	(30,458)
Morgan Stanley & Co., Inc.	AUD	3,512	USD	2,595	8/09/18	(14,232)
Morgan Stanley & Co., Inc.	USD	15,819	AUD	21,320	8/09/18	21,878
Morgan Stanley & Co., Inc.	COP	33,883,256	USD	11,731	8/28/18	20,546
Morgan Stanley & Co., Inc.	USD	202	COP	584,763	8/28/18	(355)
Morgan Stanley & Co., Inc.	GBP	14,270	USD	18,946	9/14/18	183,004
Morgan Stanley & Co., Inc.	USD	14,445	CAD	18,976	9/14/18	153,373
Morgan Stanley & Co., Inc.	USD	1,180	EUR	991	9/14/18	(17,956)
Morgan Stanley & Co., Inc.	USD	2,630	ZAR	35,586	9/14/18	57,662
Morgan Stanley & Co., Inc.	EUR	6,784	CHF	7,855	10/11/18	5,461
Morgan Stanley & Co., Inc.	USD	10,678	AUD	14,460	6/28/19	99,887
Royal Bank of Scotland PLC	BRL	10,071	USD	2,599	8/02/18	(84,606)
Royal Bank of Scotland PLC	USD	2,682	BRL	10,071	8/02/18	1,143
Royal Bank of Scotland PLC	MXN	105,351	USD	5,333	8/07/18	(314,618)
Royal Bank of Scotland PLC	USD	2,626	MXN	53,683	8/07/18	252,237
Royal Bank of Scotland PLC	ARS	175,012	USD	6,109	8/24/18	(142,924)
Royal Bank of Scotland PLC	USD	2,311	ARS	66,198	8/24/18	54,060
Royal Bank of Scotland PLC	PEN	72,873	USD	22,210	8/28/18	(39,032)
Royal Bank of Scotland PLC	USD	2,598	COP	7,527,255	8/28/18	3,172
Royal Bank of Scotland PLC	USD	2,592	COP	7,490,796	8/28/18	(3,555)
Royal Bank of Scotland PLC	GBP	9,526	USD	12,549	10/12/18	8,695
Royal Bank of Scotland PLC	CNY	19,370	USD	2,839	10/25/18	(2,611)
Royal Bank of Scotland PLC	KRW	2,963,960	USD	2,647	11/15/18	(21,918)
Standard Chartered Bank	USD	22,390	MXN	458,727	8/07/18	2,202,351
Standard Chartered Bank	AUD	11,855	USD	8,762	8/09/18	(46,188)
Standard Chartered Bank	NZD	15,191	USD	10,477	8/09/18	123,016
Standard Chartered Bank	USD	4,798	NZD	7,030	8/09/18	(6,537)
Standard Chartered Bank	SGD	18,019	USD	13,313	8/16/18	75,072
Standard Chartered Bank	AUD	18,192	USD	13,730	9/14/18	211,403
Standard Chartered Bank	CNY	54,214	EUR	6,789	9/14/18	93
Standard Chartered Bank	JPY	463,340	USD	4,183	9/14/18	26,992
Standard Chartered Bank	MXN	84,578	USD	4,024	9/14/18	(482,490)
Standard Chartered Bank	NZD	39,035	USD	27,377	9/14/18	772,923
Standard Chartered Bank	TRY	27,767	USD	5,652	9/14/18	119,237
Standard Chartered Bank	USD	5,614	AUD	7,439	9/14/18	(86,444)
Standard Chartered Bank	USD	10,574	CNY	72,061	9/14/18	11,529
Standard Chartered Bank	USD	2,277	CZK	50,350	9/14/18	28,814
Standard Chartered Bank	USD	621	HUF	172,448	9/14/18	9,114
Standard Chartered Bank	USD	4,422	PLN	16,354	9/14/18	55,494
Standard Chartered Bank	USD	3,543	ZAR	49,452	9/14/18	191,797
Standard Chartered Bank	ZAR	52,525	USD	3,862	9/14/18	(105,498)
Standard Chartered Bank	CNY	16,395	USD	2,517	10/18/18	110,754
State Street Bank & Trust Co.	GBP	32	USD	42	8/03/18	459
State Street Bank & Trust Co.	CAD	261	USD	198	8/30/18	(2,895)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	ZAR	59	USD	4	9/07/18	$(26)
State Street Bank & Trust Co.	CAD	4,611	USD	3,532	9/14/18	(15,243)
State Street Bank & Trust Co.	CNY	16,171	USD	2,459	9/14/18	83,938
State Street Bank & Trust Co.	CZK	517	USD	24	9/14/18	(18)
State Street Bank & Trust Co.	EUR	1,479	USD	1,769	9/14/18	34,563
State Street Bank & Trust Co.	GBP	17,841	USD	23,730	9/14/18	271,533
State Street Bank & Trust Co.	HKD	32,766	USD	4,178	9/14/18	(449)
State Street Bank & Trust Co.	ILS	20,920	USD	5,861	9/14/18	147,681
State Street Bank & Trust Co.	THB	187,887	USD	5,825	9/14/18	172,297
State Street Bank & Trust Co.	USD	8,685	CAD	11,221	9/14/18	(52,944)
State Street Bank & Trust Co.	USD	4,725	CHF	4,620	9/14/18	(42,689)
State Street Bank & Trust Co.	USD	589	EUR	488	9/14/18	(16,654)
State Street Bank & Trust Co.	USD	14,677	THB	476,879	9/14/18	(328,967)
State Street Bank & Trust Co.	USD	5,208	ZAR	70,069	9/14/18	83,812
State Street Bank & Trust Co.	ZAR	85,906	USD	6,260	9/14/18	(228,618)
State Street Bank & Trust Co.	USD	19,685	MYR	79,360	11/29/18	(138,285)
UBS AG	USD	10,543	NZD	15,535	8/09/18	45,814
UBS AG	USD	3,429	CAD	4,494	8/30/18	27,088
UBS AG	EUR	10,698	USD	12,523	9/14/18	(25,612)
UBS AG	NOK	42,824	USD	5,333	9/14/18	74,099
UBS AG	USD	16,483	NOK	132,353	9/14/18	(229,018)
UBS AG	USD	667	ZAR	8,848	9/14/18	1,758
UBS AG	ZAR	70,923	USD	5,343	9/14/18	(14,094)
UBS AG	USD	21,822	NOK	177,651	9/20/18	(327)
UBS AG	JPY	873,531	USD	7,810	10/04/18	(35,559)
UBS AG	CHF	15,736	EUR	13,577	10/11/18	(26,941)

						$9,777,315

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P Oil & Gas Exploration	Morgan Stanley & Co., Inc.	2,066	USD	47.00	August 2018	USD	21	$267,769	$(113,619)

PUT OPTIONS WRITTEN
Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P Oil & Gas Exploration	Morgan Stanley & Co., Inc.	2,479	USD	37.00	August 2018	USD	25	$321,315	$(61,973)

CURRENCY OPTIONS WRITTEN

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
CNH vs. USD/UBS AG	CNH	6.700	08/2018	408,499,000	CNH	408,499	$229,247	$(1,089,866)
Put
AUD vs. USD/Morgan Stanley Capital Services LLC	AUD	1.280	06/2019	31,745,000	AUD	31,745	329,573	(335,095)

							$558,820	$(1,424,961)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	172,300	4/15/22	2.285%	CPI	#	Maturity	$313,358
Citibank, NA	USD	7,920	3/08/21	2.200%	CPI	#	Maturity	3,662
Deutsche Bank AG	USD	66,990	3/20/21	2.221%	CPI	#	Maturity	(69,741)
Deutsche Bank AG	USD	12,504	3/26/25	2.170%	CPI	#	Maturity	143,237
HSBC Bank USA	USD	247,500	4/15/21	2.265%	CPI	#	Maturity	167,060
JPMorgan Chase Bank, NA	USD	63,990	5/23/22	2.318%	CPI	#	Maturity	48,922
JPMorgan Chase Bank, NA	USD	11,499	3/30/25	2.170%	CPI	#	Maturity	132,819
JPMorgan Chase Bank, NA	USD	76,719	4/01/25	2.170%	CPI	#	Maturity	880,261

								$1,619,578

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Commodity Hedging Insights 2 Index	208,142	0.02%	Quarterly	USD	41,024	9/17/18	$362,313
Barclays Commodity Hedging Insights 2 Index	142,513	0.02%	Quarterly	USD	27,100	5/15/19	1,236,096
Barclays Commodity Hedging Insights 2 Index	65,388	0.02%	Quarterly	USD	12,440	5/15/19	561,136
Barclays Commodity Strategy 1673 Index	6,728	0.30%	Maturity	USD	3,905	9/17/18	(11,444)
Barclays Commodity Strategy 1673 Index	31,409	0.30%	Quarterly	USD	18,466	9/17/18	(294,258)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Barclays Commodity Strategy 1673 Index	16,725	0.30%	Quarterly	USD	9,900	5/15/19	$(225,576)
Citibank, NA
STOXX Europe 600 Banks Net Return	15,453,872	EURIBOR Minus 0.60%	Quarterly	EUR	15,454	8/15/18	(936,686)
Goldman Sachs International
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	70,633	0.00%	Quarterly	USD	6,949	9/17/18	65,754
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	45,808	0.00%	Quarterly	USD	4,507	9/17/18	42,471
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	16,613	0.00%	Quarterly	USD	1,690	5/15/19	(40,198)
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	66,627	0.00%	Quarterly	USD	6,800	5/15/19	(183,203)
JPMorgan Chase Bank, NA
Bloomberg Industrial Metals Subindex 3 Month Forward	520,407	0.12%	Maturity	USD	111,558	9/17/18	(10,658,091)
Bloomberg Petroleum Subindex 3 Month Forward	306,274	0.11%	Maturity	USD	141,997	9/17/18	6,066,124
Bloomberg Petroleum Subindex 3 Month Forward	22,527	0.11%	Maturity	USD	10,840	9/17/18	50,560
Bloomberg Precious Metals Subindex 3 Month Forward	459,374	0.11%	Maturity	USD	80,918	9/17/18	(3,899,903)
Bloomberg Softs Subindex 3 Month Forward	61,977	0.18%	Maturity	USD	4,330	9/17/18	(33,368)
Bloomberg Softs Subindex 3 Month Forward	533,477	0.18%	Maturity	USD	39,960	9/17/18	(2,976,268)
JPMorgan Cross Sectional Momentum R	1,178	0.48%	Maturity	USD	265	9/17/18	(4,113)
JPMorgan Cross Sectional Momentum R	84,595	0.48%	Quarterly	USD	19,174	9/17/18	(453,434)
JPMorgan Cross Sectional Momentum R	9,882	0.48%	Quarterly	USD	2,240	5/15/19	(54,054)
JPMorgan Cross Sectional Momentum R	48,975	0.48%	Quarterly	USD	11,000	5/15/19	(165,152)
JPMorgan JMABRF34 Index	24,321	0.60%	Quarterly	USD	42,443	9/17/18	(469,901)
JPMorgan JMABRF34 Index	2,783	0.60%	Quarterly	USD	4,859	5/15/19	(59,001)
JPMorgan JMABRF34 Index	13,787	0.60%	Quarterly	USD	24,200	5/15/19	(416,117)
JPMorgan RCI - 24 Alpha	8,091	0.50%	Maturity	USD	2,274	9/17/18	(27,146)
JPMorgan RCI - 24 Alpha	60,308	0.50%	Quarterly	USD	16,965	9/17/18	(229,766)
JPMorgan RCI - 24 Alpha	39,427	0.50%	Quarterly	USD	11,000	5/15/19	(62,310)
Morgan Stanley Capital Services LLC
Bloomberg Grains Subindex 3 Month Forward	2,192,109	0.15%	Maturity	USD	133,995	9/17/18	2,713,173
Bloomberg Grains Subindex 3 Month Forward	304,858	0.15%	Maturity	USD	18,200	9/17/18	812,081

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Bloomberg Grains Subindex 3 Month Forward	113,592	0.15%	Maturity	USD	6,500	9/17/18	$584,022
Bloomberg Grains Subindex 3 Month Forward	219,363	0.15%	Maturity	USD	13,200	9/17/18	480,339
Bloomberg Livestock Subindex 3 Month Forward	257,836	0.16%	Maturity	USD	35,788	9/17/18	(1,807,894)

							$(10,033,814)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $10,798,135 or 0.5% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $130,305,961 and gross unrealized depreciation of investments was $(75,476,493), resulting in net unrealized appreciation of $54,829,468.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
GDR	-	Global Depositary Receipt
KC HRW	-	Kansas City Hard Red Winter
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN*

July 31, 2018 (unaudited)

48.6%	United States
12.9%	Japan
7.9%	United Kingdom
3.1%	France
3.0%	China
2.5%	Australia
2.4%	Hong Kong
2.1%	Canada
2.1%	Germany
1.2%	Spain
1.1%	Sweden
1.1%	Brazil
0.9%	Russia
6.4%	Other
4.7%	Short-Term

100.0%	Total Investments

*

All data are as of July 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following countries: Argentina, Austria, Chile, Denmark, Finland, Greece, Indonesia, Ireland, Israel, Italy, Luxembourg, Macau, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Portugal, Singapore, South Africa, South Korea, Switzerland, Turkey and United Arab Emirates.

AB Bond Fund, Inc.

All Market Real Return Portfolio

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$336,958,059		$272,485,974		$	– 0	–	$609,444,033
Energy	169,844,862		207,009,723			– 0	–	376,854,585
Materials	83,233,963		80,785,437			– 0	–(a)	164,019,400
Pharmaceuticals & Biotechnology	37,757,151		9,793,318			– 0	–	47,550,469
Software & Services	32,264,764		8,413,858			– 0	–	40,678,622
Banks	18,020,481		13,999,071			– 0	–	32,019,552
Capital Goods	9,864,531		21,265,642			– 0	–	31,130,173
Food Beverage & Tobacco	12,991,524		10,277,228			– 0	–	23,268,752
Diversified Financials	18,259,476		4,015,286			– 0	–	22,274,762
Retailing	15,334,714		5,058,228			– 0	–	20,392,942
Utilities	8,240,612		7,131,409			– 0	–	15,372,021
Household & Personal Products	4,698,236		6,706,687			– 0	–	11,404,923
Information Technology	11,370,398		– 0	–		– 0	–	11,370,398
Media	7,383,160		3,906,415			– 0	–	11,289,575
Consumer Durables & Apparel	4,917,264		5,958,350			44		10,875,658
Commercial & Professional Services	2,244,115		7,356,296			– 0	–	9,600,411
Health Care Equipment & Services	7,930,528		1,282,702			– 0	–	9,213,230
Consumer Services	4,634,107		3,715,470			– 0	–	8,349,577
Transportation	– 0	–	7,550,903			– 0	–	7,550,903
Food & Staples Retailing	2,937,413		4,430,024			– 0	–	7,367,437
Insurance	3,496,663		3,728,784			– 0	–	7,225,447
Semiconductors & Semiconductor Equipment	6,988,217		– 0	–		– 0	–	6,988,217
Automobiles & Components	3,415,129		1,429,847			– 0	–	4,844,976
Telecommunication Services	– 0	–	1,068,623			– 0	–	1,068,623
Inflation-Linked Securities	– 0	–	510,988,754			– 0	–	510,988,754
Investment Companies	87,264,456		– 0	–		– 0	–	87,264,456
Options Purchased - Puts	– 0	–	1,989,068			– 0	–	1,989,068
Options Purchased - Calls	– 0	–	173,977			– 0	–	173,977
Warrants	268		– 0	–		– 0	–	268
Short-Term Investments	103,094,194		– 0	–		– 0	–	103,094,194
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	20,850,642		– 0	–		– 0	–	20,850,642

Total Investments in Securities	1,013,994,927		1,200,521,074	(b)		44		2,214,516,045
Other Financial Instruments (c):
Assets:
Futures	3,240,635		– 0	–		– 0	–	3,240,635
Forward Currency Exchange Contracts	– 0	–	20,163,110			– 0	–	20,163,110
Inflation (CPI) Swaps	– 0	–	1,689,319			– 0	–	1,689,319
Total Return Swaps	– 0	–	12,974,069			– 0	–	12,974,069
Liabilities:
Futures	(2,554,385)		– 0	–		– 0	–	(2,554,385)
Forward Currency Exchange Contracts	– 0	–	(10,385,795)			– 0	–	(10,385,795)
Call Options Written	– 0	–	(113,619)			– 0	–	(113,619)
Put Options Written	– 0	–	(61,973)			– 0	–	(61,973)
Currency Options Written	– 0	–	(1,424,961)			– 0	–	(1,424,961)
Inflation (CPI) Swaps	– 0	–	(69,741)			– 0	–	(69,741)
Total Return Swaps	– 0	–	(23,007,883)			– 0	–	(23,007,883)

Total (d)	$1,014,681,177		$1,200,283,600			$44		$2,214,964,821

(a)	The Fund held securities with zero market value at period end.
(b)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(d)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Materials(a)			Common Stocks - Consumer Durables & Apparel			Warrants
Balance as of 10/31/17	$	– 0	–	$	– 0	–		$11,983
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		2,191
Change in unrealized appreciation/depreciation		– 0	–		(58)			(2,498)
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		– 0	–		(11,676)
Transfers in to Level 3		– 0	–		102			– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 7/31/18	$	– 0	–		$44		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$	– 0	–		$(58)		$	– 0	–

	Total
Balance as of 10/31/17		$11,983
Accrued discounts/(premiums)		– 0	–
Realized gain (loss)		2,191
Change in unrealized appreciation/depreciation		(2,556)
Purchases		– 0	–
Sales		(11,676)
Transfers in to Level 3		102	(b)
Transfers out of Level 3		– 0	–

Balance as of 7/31/18		$44

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18		$(58)

(a)	The Fund held securities with zero market value at period end.
(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$20,772	$1,391,022	$1,308,700	$103,094	$544
Government Money Market Portfolio*	15,609	366,132	360,890	20,851	282

Total	$36,381	$1,757,154	$1,669,590	$123,945	$826

*	Investments of cash collateral for securities lending transactions

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 82.7%
Long-Term Municipal Bonds - 82.7%
Alabama - 1.4%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$110	$126,225
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/33	680	779,906

		906,131

Arizona - 0.3%
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	100	105,056
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	100	118,600

		223,656

California - 2.1%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/37	175	195,335
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/38	850	974,975
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	250	264,818

		1,435,128

Colorado - 0.6%
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	170	181,920
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	200	224,256

		406,176

Connecticut - 1.7%
State of Connecticut
Series 2015F
5.00%, 11/15/26	1,000	1,123,710

District of Columbia - 0.2%
District of Columbia (Friendship Public Charter School, Inc.)
Series 2016A
5.00%, 6/01/41	100	107,846

	Principal Amount (000)	U.S. $ Value
Florida - 9.0%
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (b)	$100	$101,835
Brevard County School District COP
Series 2015B
5.00%, 7/01/25	290	337,366
Citizens Property Insurance Corp.
Series 2015A
5.00%, 6/01/20-6/01/22	560	600,418
City of Gainesville FL Utilities System Revenue
Series 2017A
5.00%, 10/01/28	2,250	2,683,665
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/28	780	882,360
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/31	265	295,851
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	270	289,564
Orange County Convention Center/Orlando
Series 2015
5.00%, 10/01/21	435	475,925
School District of Broward County/FL
Series 2015
5.00%, 7/01/25	365	426,893

		6,093,877

Georgia - 1.7%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	310	338,926
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	760	809,575

		1,148,501

Illinois - 7.0%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	240	241,654
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	335	366,453
Series 2017B
5.00%, 1/01/35	725	814,320
City of Chicago IL
Series 2015A
5.00%, 1/01/19	100	101,011

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.33%, 5/15/48 (b)	$85	$83,097
Series 2016C
2.00%, 5/15/55 (b)(c)(d)(e)	15	747
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.25%, 5/15/50	100	103,392
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	250	271,257
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	465	509,087
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	600	634,800
State of Illinois
Series 2012
5.00%, 3/01/31	100	103,302
Series 2013
5.50%, 7/01/25	270	292,275
Series 2014
5.00%, 5/01/35	130	135,186
Series 2016
5.00%, 2/01/24	375	401,167
Series 2017D
5.00%, 11/01/28	625	671,375

		4,729,123

Indiana - 0.7%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40	160	167,163
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	190	204,649
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40	100	106,762

		478,574

Kentucky - 1.4%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/37	175	190,512

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (b)	$65	$67,834
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	425	457,644
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/33	225	253,197

		969,187

Louisiana - 1.6%
City of New Orleans LA Water Revenue
Series 2014
5.00%, 12/01/34	100	111,145
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/36	675	752,078
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/23 (b)(e)(f)	250	2
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/43	215	237,169

		1,100,394

Maine - 0.4%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (a)	100	107,592
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	165	182,932

		290,524

Maryland - 3.2%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/34	120	133,994
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38 (b)	150	160,261

	Principal Amount (000)	U.S. $ Value
University System of Maryland
Series 2017A
5.00%, 4/01/23	$1,635	$1,852,341

		2,146,596

Massachusetts - 4.8%
Commonwealth of Massachusetts Transportation Fund Revenue
Series 2017A
5.00%, 6/01/32	2,365	2,795,927
Massachusetts Development Finance Agency (Zero Waste Solutions)
Series 2017
8.00%, 12/01/22 (a)(b)	325	269,737
Series 2017A
7.75%, 12/01/44 (a)(b)	140	138,121

		3,203,785

Michigan - 2.8%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/22	115	126,646
Great Lakes Water Authority Sewage Disposal System Revenue
Series 2016B
5.00%, 7/01/33	1,000	1,145,240
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/21	325	327,675
Michigan Finance Authority (Trinity Health Credit Group)
Series 2015
5.00%, 12/01/32	235	256,956

		1,856,517

Minnesota - 0.3%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	200	225,996

Nebraska - 0.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/42	100	109,354

Nevada - 2.1%
Clark County School District
Series 2017C
5.00%, 6/15/36	1,300	1,420,172

	Principal Amount (000)	U.S. $ Value
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	$115	$122,794

New Jersey - 4.1%
New Jersey Economic Development Authority
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM) (b)	30	31,566
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/20	260	271,781
Series 2014P
5.00%, 6/15/29	200	216,446
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	85	92,383
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/36	280	313,964
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	550	613,107
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011B
5.00%, 6/15/20	240	252,643
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/32 (Pre-refunded/ETM)	315	351,534
Series 2017B
5.00%, 1/01/32	540	627,993

		2,771,417

New York - 6.3%
City of New York NY
Series 2013J
5.00%, 8/01/21	340	371,817
Metropolitan Transportation Authority
Series 2013A
5.00%, 11/15/29 (Pre-refunded/ETM)	315	359,462
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/34 (a)	200	221,648

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014A
5.00%, 2/15/28	$425	$481,725
Series 2017B
5.00%, 2/15/29	1,040	1,229,738
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
2.686%, 1/01/39 (g)	200	200,072
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/26	365	403,080
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2017C
5.00%, 3/15/26	750	885,030
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (b)	120	117,677

		4,270,249

North Carolina - 0.8%
North Carolina Turnpike Authority
Series 2017
5.00%, 1/01/32	500	564,735

Ohio - 3.4%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	235	237,021
City of Akron/OH (City of Akron/OH Income Tax)
Series 2012A
5.00%, 12/01/31	445	487,600
City of Chillicothe/OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	175	192,804
City of Columbus/OH
Series 2014A
5.00%, 2/15/21	110	118,887
County of Cuyahoga/OH (County of Cuyahoga/OH Lease)
Series 2014
5.00%, 12/01/28	365	405,212
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	205	217,718
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40 (b)	100	104,467
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (b)	145	139,925

	Principal Amount (000)	U.S. $ Value
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (b)	$100	$96,500
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.)
Series 2017
4.25%, 1/15/38 (a)(b)	185	188,900
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (b)	140	135,100

		2,324,134

Pennsylvania - 9.3%
City of Philadelphia PA
Series 2017
5.00%, 8/01/31	1,000	1,133,070
Commonwealth of Pennsylvania
Series 2017
5.00%, 1/01/26	2,000	2,298,460
Delaware River Joint Toll Bridge Commission
Series 2017
5.00%, 7/01/33	1,500	1,743,270
Montour School District
AGM Series 2015B
5.00%, 4/01/35	450	506,376
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35 (b)	100	106,375
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/38	100	108,914
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/36	200	221,010
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/37	150	159,874

		6,277,349

Puerto Rico - 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	100	95,000

	Principal Amount (000)	U.S. $ Value
South Carolina - 0.8%
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/36	$265	$287,657
Spartanburg County School District No. 1/SC
Series 2014D
5.00%, 3/01/22	250	276,335

		563,992

Tennessee - 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/35	215	240,110

Texas - 7.6%
Austin Convention Enterprises, Inc.
Series 2017A
5.00%, 1/01/34	500	558,875
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	100	106,757
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	260	289,313
Series 2015
5.00%, 9/01/31	160	178,038
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/25	580	672,493
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/28 (a)(b)	100	104,168
Love Field Airport Modernization Corp.
Series 2015
5.00%, 11/01/32	500	559,150
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49 (b)	100	106,200
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	250	280,520
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48 (b)	150	164,186
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/44 (b)(c)	100	98,439

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	$100	$106,308
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.25%, 8/15/42	160	164,310
Travis County Health Facilities Development Corp.
Series 2012A
7.125%, 1/01/46 (Pre-refunded/ETM) (b)	55	61,789
Trinity River Authority Central Regional Wastewater System Revenue
Series 2014
5.00%, 8/01/22	230	256,475
Trinity River Authority LLC
Series 2015
5.00%, 2/01/21	335	361,147
University of Houston System
Series 2017A
5.00%, 2/15/21	1,000	1,076,910

		5,145,078

Virginia - 4.5%
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	165	164,995
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2017E
5.00%, 2/01/28	2,400	2,890,944

		3,055,939

Washington - 2.5%
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	510	563,667
State of Washington
Series 2017R
5.00%, 8/01/22	830	927,907
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	100	108,488
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)(b)	100	115,437

		1,715,499

West Virginia - 0.4%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	140	137,746
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004C
2.77%, 2/15/34 (g)	100	99,998

		237,744

	Principal Amount (000)	U.S. $ Value
Wisconsin - 0.8%
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	$100	$114,679
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	100	103,527
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017A
5.25%, 5/15/42 (a)	130	141,553
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group)
Series 2017B
7.125%, 6/01/41 (a)(b)	165	167,401

		527,160

Total Municipal Obligations (cost $55,248,275)		55,886,447

GOVERNMENTS - TREASURIES - 9.9%
United States - 9.9%
U.S. Treasury Notes 2.50%, 5/31/20 (cost $6,687,018)	6,700	6,681,157

CORPORATES - INVESTMENT GRADE - 4.3%
Industrial - 2.5%
Basic - 0.2%
Glencore Funding LLC
3.00%, 10/27/22 (a)	100	95,450

Capital Goods - 0.4%
John Deere Capital Corp.
1.95%, 6/22/20	300	294,336

Communications - Telecommunications - 0.2%
AT&T, Inc.
2.45%, 6/30/20	150	147,982

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
2.425%, 6/12/20	200	196,120
General Motors Financial Co., Inc.
3.10%, 1/15/19	150	150,300

		346,420

Consumer Non-Cyclical - 0.8%
Allergan Funding SCS
3.00%, 3/12/20	150	149,382
Amgen, Inc.
2.20%, 5/11/20	150	147,672

	Principal Amount (000)	U.S. $ Value
CVS Health Corp.
3.35%, 3/09/21	$250	$249,857

		546,911

Technology - 0.2%
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)	105	103,816

Transportation - Services - 0.2%
Ryder System, Inc.
3.50%, 6/01/21	160	160,157

		1,695,072

Financial Institutions - 1.6%
Banking - 1.2%
Bank of America Corp.
Series G
2.369%, 7/21/21	305	299,123
Capital One Financial Corp.
2.40%, 10/30/20	165	161,284
Morgan Stanley
2.80%, 6/16/20	300	297,729

		758,136

Finance - 0.2%
AIG Global Funding
2.15%, 7/02/20 (a)	150	146,754

Insurance - 0.2%
Metropolitan Life Global Funding I
2.05%, 6/12/20 (a)	150	146,718

		1,051,608

Utility - 0.2%
Electric - 0.2%
Duke Energy Florida LLC
2.10%, 12/15/19	135	134,267

Total Corporates - Investment Grade (cost $2,925,933)		2,880,947

ASSET-BACKED SECURITIES - 0.7%
Autos - Fixed Rate - 0.6%
Ally Auto Receivables Trust
Series 2016-2, Class A4
1.60%, 1/15/21	100	98,995
CarMax Auto Owner Trust
Series 2017-3, Class A2A
1.64%, 9/15/20	71	70,937
GM Financial Automobile Leasing Trust
Series 2016-2, Class A3
1.62%, 9/20/19	39	39,128
Hertz Vehicle Financing II LP
Series 2016-1A, Class A
2.32%, 3/25/20 (a)	100	99,587
Mercedes-Benz Auto Lease Trust
Series 2017-A, Class A3
1.79%, 4/15/20	100	99,418

		408,065

	Principal Amount (000)	U.S. $ Value
Credit Cards - Fixed Rate - 0.1%
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22	$100	$99,617

Total Asset-Backed Securities (cost $510,464)		507,682

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Non-Agency Floating Rate CMBS - 0.6%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.063% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(b)(h)	250	253,012
BX Trust
Series 2017-IMC, Class A
3.113% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(h)	150	150,186

		403,198

Non-Agency Fixed Rate CMBS - 0.1%
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48	97	96,787

Total Commercial Mortgage-Backed Securities (cost $500,048)		499,985

COLLATERALIZED LOAN OBLIGATIONS - 0.4%
CLO - Floating Rate - 0.4%
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
3.479% (LIBOR 3 Month + 1.14%), 1/15/31 (a)(b)(h) (cost $250,000)	250	250,033

CORPORATES - NON-INVESTMENT GRADE - 0.2%
Industrial - 0.2%
Communications - Media - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 3/01/23 (a) (cost $130,000)	130	124,800

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (i)(j)(k) (cost $236,276)	236,276	236,276

Total Investments - 99.2% (cost $66,488,014) (l)		67,067,327
Other assets less liabilities - 0.8%		509,955

Net Assets - 100.0%		$67,577,282

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD 9,110	9/30/52	3 Month LIBOR	2.454%	Quarterly/Semi-Annual	$(1,266,153)	$(479,057)	$(787,096)
USD 9,110	9/30/52	2.454%	3 Month LIBOR	Semi-Annual/Quarterly	1,266,162	—	1,266,162

					$9	$(479,057)	$479,066

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.20%	USD 17	$(1,864)	$(1,752)	$(112)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD 9	(987)	(936)	(51)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD 114	(12,496)	(11,869)	(627)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD 171	(18,745)	(17,346)	(1,399)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD 149	(16,333)	(14,670)	(1,663)

					$(50,425)	$(46,573)	$(3,852)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $3,312,898 or 4.9% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A
7.50%, 07/01/23	7/31/14	$173,773	$2	0.00%

(g)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2018 and the aggregate market value of these securities amounted to $300,070 or 0.44% of net assets.

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2018.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,440,723 and gross unrealized depreciation of investments was $(1,386,196), resulting in net unrealized appreciation of $1,054,527.

As of July 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.4% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
CMBS	-	Commercial Mortgage-Backed Securities
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
XLCA	-	XL Capital Assurance Inc.

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Portfolio

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$53,103,516		$2,782,931		$55,886,447
Governments - Treasuries		– 0	–	6,681,157		– 0	–	6,681,157
Corporates - Investment Grade		– 0	–	2,880,947		– 0	–	2,880,947
Asset-Backed Securities		– 0	–	507,682		– 0	–	507,682
Commercial Mortgage-Backed Securities		– 0	–	246,973		253,012		499,985
Collateralized Loan Obligations		– 0	–	– 0	–	250,033		250,033
Corporates - Non-Investment Grade		– 0	–	124,800		– 0	–	124,800
Short-Term Investments		236,276		– 0	–	– 0	–	236,276

Total Investments in Securities		236,276		63,545,075		3,285,976		67,067,327
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	1,266,162		– 0	–	1,266,162
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(1,266,153)		– 0	–	(1,266,153)
Credit Default Swaps		– 0	–	(50,425)		– 0	–	(50,425)

Total (b)		$236,276		$63,494,659		$3,285,976		$67,016,911

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Commercial Mortgage- Backed Securities			Collateralized Loan Obligations
Balance as of 10/31/17	$2,546,184		$	– 0	–	$	– 0	–
Accrued discounts/(premiums)	3,182			– 0	–		– 0	–
Realized gain (loss)	(25,955)			– 0	–		– 0	–
Change in unrealized appreciation/depreciation	17,525			3,012			33
Purchases	1,108,005			250,000			250,000
Sales	(1,009,360)			– 0	–		– 0	–
Transfers in to Level 3	143,350			– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 7/31/18	$2,782,931			$253,012			$250,033

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$3,980			$3,012			$33

	Total
Balance as of 10/31/17	$2,546,184
Accrued discounts/(premiums)	3,182
Realized gain (loss)	(25,955)
Change in unrealized appreciation/depreciation	20,570
Purchases	1,608,005
Sales	(1,009,360)
Transfers in to Level 3	143,350
Transfers out of Level 3	– 0	–

Balance as of 7/31/18	$3,285,976	(a)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$7,025

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$837	$34,228	$34,829	$236	$7

AB Bond Fund, Inc.

AB FlexFee High Yield Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 75.3%
Industrial - 66.3%
Basic - 5.3%
AK Steel Corp.
7.50%, 7/15/23	U.S.$	30	$31,124
7.625%, 10/01/21		13	13,085
Berry Global, Inc.
5.125%, 7/15/23		8	7,953
CF Industries, Inc.
4.95%, 6/01/43		10	8,512
5.375%, 3/15/44		57	50,468
7.125%, 5/01/20		14	14,795
Cleveland-Cliffs, Inc.
5.75%, 3/01/25		28	27,187
Commercial Metals Co.
4.875%, 5/15/23		50	48,974
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26 (a)		41	38,713
Eldorado Gold Corp.
6.125%, 12/15/20 (a)		12	11,685
ERP Iron Ore, LLC
9.039%, 12/31/19 (b)(c)(d)(e)		7	7,003
Flex Acquisition Co., Inc.
6.875%, 1/15/25 (a)		7	6,804
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (a)		23	22,327
5.125%, 5/15/24 (a)		107	102,358
Freeport-McMoRan, Inc.
3.10%, 3/15/20		28	27,723
3.55%, 3/01/22		183	177,049
3.875%, 3/15/23		31	30,146
5.45%, 3/15/43		25	22,194
Graphic Packaging International LLC
4.75%, 4/15/21		26	26,277
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		32	33,679
Hexion, Inc.
6.625%, 4/15/20		141	132,981
Huntsman International LLC
4.875%, 11/15/20		40	40,709
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		151	165,939
Lecta SA
6.50%, 8/01/23 (a)	EUR	105	122,151
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (d)(f)(g)(h)	U.S.$	60	1
Momentive Performance Materials, Inc.
3.88%, 10/24/21		43	45,206
8.875%, 10/15/20 (c)(d)(g)(i)		33	0
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		5	4,985
Novelis Corp.
5.875%, 9/30/26 (a)		8	7,668

	Principal Amount (000)		U.S. $ Value
6.25%, 8/15/24 (a)	U.S.$	35	$35,118
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26 (a)		20	19,217
Pactiv LLC
7.95%, 12/15/25		41	44,819
Peabody Energy Corp.
6.00%, 11/15/18 (b)(c)(d)(g)		93	0
6.00%, 3/31/22 (a)		45	46,539
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		105	104,358
Sealed Air Corp.
4.875%, 12/01/22 (a)		33	33,264
6.875%, 7/15/33 (a)		70	75,766
SPCM SA
4.875%, 9/15/25 (a)		58	55,782
Steel Dynamics, Inc.
4.125%, 9/15/25		8	7,654
5.125%, 10/01/21		54	55,101
Teck Resources Ltd.
5.20%, 3/01/42		36	33,027
5.40%, 2/01/43		32	30,351
8.50%, 6/01/24 (a)		4	4,494
United States Steel Corp.
6.25%, 3/15/26		30	30,005
6.875%, 8/15/25		48	49,108
Valvoline, Inc.
5.50%, 7/15/24		7	7,082
W.R. Grace & Co.-Conn
5.125%, 10/01/21 (a)		18	18,348
5.625%, 10/01/24 (a)		24	25,580

			1,903,309

Capital Goods - 3.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.75%, 3/15/24 (a)	EUR	100	117,786
4.25%, 9/15/22 (a)	U.S.$	79	77,136
4.625%, 5/15/23 (a)		17	17,275
7.25%, 5/15/24 (a)		3	3,037
B456 Systems, Inc.
3.75%, 4/15/16 (b)(d)(g)(j)		21	1,448
Ball Corp.
4.375%, 12/15/20		27	27,502
5.00%, 3/15/22		50	51,117
BBA US Holdings, Inc.
5.375%, 5/01/26 (a)		11	11,073
Bombardier, Inc.
5.75%, 3/15/22 (a)		183	184,490
6.00%, 10/15/22 (a)		35	35,247
6.125%, 1/15/23 (a)		5	5,074

	Principal Amount (000)			U.S. $ Value
7.50%, 12/01/24 (a)	U.S.$	50		$53,129
8.75%, 12/01/21 (a)		7		7,870
BWAY Holding Co.
4.75%, 4/15/24 (a)	EUR	105		123,378
Clean Harbors, Inc.
5.125%, 6/01/21	U.S.$	52		51,755
5.25%, 8/01/20		0	**	245
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		14		14,467
Crown Cork & Seal Co., Inc.
7.375%, 12/15/26		20		21,611
EnPro Industries, Inc.
5.875%, 9/15/22		8		8,210
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		5		4,808
GFL Environmental, Inc.
5.375%, 3/01/23 (a)		56		52,200
Hulk Finance Corp.
7.00%, 6/01/26 (a)		25		23,541
Jeld-Wen, Inc.
4.625%, 12/15/25 (a)		6		5,708
4.875%, 12/15/27 (a)		8		7,451
KLX, Inc.
5.875%, 12/01/22 (a)		29		29,837
Mueller Water Products, Inc.
5.50%, 6/15/26 (a)		44		44,353
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)		20		19,528
RBS Global, Inc./Rexnord LLC
4.875%, 12/15/25 (a)		57		54,719
TransDigm, Inc.
6.00%, 7/15/22		132		134,298
Triumph Group, Inc.
5.25%, 6/01/22		8		7,218
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)		42		40,113

				1,235,624

Communications - Media - 8.2%
Altice Financing SA
6.625%, 2/15/23 (a)		67		67,423
Altice France SA/France
6.00%, 5/15/22 (a)		68		69,975
7.375%, 5/01/26 (a)		185		182,753
Cablevision Systems Corp.
5.875%, 9/15/22		85		85,219
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		52		49,920
5.00%, 2/01/28 (a)		185		173,791
5.125%, 2/15/23		29		28,523
5.125%, 5/01/27 (a)		290		277,203
5.25%, 9/30/22		6		6,176
5.375%, 5/01/25 (a)		12		12,057

	Principal Amount (000)		U.S. $ Value
5.75%, 2/15/26 (a)	U.S.$	11	$10,936
5.875%, 5/01/27 (a)		23	22,658
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.75%, 7/15/25 (a)		200	210,721
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		16	15,806
Series B
6.50%, 11/15/22		89	91,174
7.625%, 3/15/20		59	59,147
CSC Holdings LLC
5.375%, 2/01/28 (a)		200	188,352
6.625%, 10/15/25 (a)		3	2,708
6.75%, 11/15/21		51	53,240
DISH DBS Corp.
5.00%, 3/15/23		12	10,103
5.875%, 7/15/22		149	139,460
6.75%, 6/01/21		242	243,667
iHeartCommunications, Inc.
6.875%, 6/15/18 (b)(d)(f)(g)		50	12,072
9.00%, 12/15/19 (g)(k)		75	58,298
11.25%, 3/01/21 (a)(g)(k)		10	7,355
Meredith Corp.
6.875%, 2/01/26 (a)		57	57,428
Netflix, Inc.
4.875%, 4/15/28 (a)		33	31,210
5.875%, 11/15/28 (a)		69	69,283
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.875%, 3/15/25		8	8,066
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		17	16,375
6.875%, 2/15/23 (a)		17	16,467
RR Donnelley & Sons Co.
7.875%, 3/15/21		29	29,514
Sinclair Television Group, Inc.
5.125%, 2/15/27 (a)		9	8,349
5.625%, 8/01/24 (a)		40	39,500
6.125%, 10/01/22		17	17,222
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		14	13,647
4.625%, 5/15/23 (a)		6	5,922
5.00%, 8/01/27 (a)		90	85,737
5.375%, 7/15/26 (a)		35	34,297
6.00%, 7/15/24 (a)		125	129,391
TEGNA, Inc.
5.125%, 7/15/20		25	25,646
6.375%, 10/15/23		68	70,205
Univision Communications, Inc.
5.125%, 2/15/25 (a)		77	70,997
Urban One, Inc.
7.375%, 4/15/22 (a)		37	36,119

	Principal Amount (000)		U.S. $ Value
Virgin Media Finance PLC
4.875%, 2/15/22	U.S.$	2	$2,224
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		18	16,860
Ziggo BV
5.50%, 1/15/27 (a)		110	104,918

			2,968,114

Communications - Telecommunications - 7.7%
CB T-Mobile USA, Inc.
6.50%, 1/15/24-1/15/26 (d)		136	0
CenturyLink, Inc.
Series G
6.875%, 1/15/28		65	60,549
Series S
6.45%, 6/15/21		36	37,615
Series T
5.80%, 3/15/22		129	129,563
Embarq Corp.
7.995%, 6/01/36		133	124,952
Frontier Communications Corp.
7.125%, 1/15/23		144	104,577
7.625%, 4/15/24		55	36,985
7.875%, 1/15/27		13	7,428
8.75%, 4/15/22		101	85,644
10.50%, 9/15/22		55	49,971
11.00%, 9/15/25		37	29,940
GTT Communications, Inc.
7.875%, 12/31/24 (a)		6	5,924
Hughes Satellite Systems Corp.
6.50%, 6/15/19		29	29,768
6.625%, 8/01/26		26	24,836
7.625%, 6/15/21		19	20,620
Intelsat Jackson Holdings SA
5.50%, 8/01/23		88	80,876
7.25%, 10/15/20		122	122,232
7.50%, 4/01/21		154	154,741
8.00%, 2/15/24 (a)		10	10,741
9.50%, 9/30/22 (a)		53	61,221
9.75%, 7/15/25 (a)		56	59,852
Level 3 Financing, Inc.
5.125%, 5/01/23		60	59,340
5.25%, 3/15/26		62	59,129
5.375%, 1/15/24		50	49,514
Level 3 Parent LLC
5.75%, 12/01/22		8	7,605
Qwest Corp.
6.75%, 12/01/21		78	83,510
6.875%, 9/15/33		11	10,476
7.25%, 9/15/25		55	58,438
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		42	43,785
Sprint Capital Corp.
6.875%, 11/15/28		31	29,918
8.75%, 3/15/32		102	109,742

	Principal Amount (000)		U.S. $ Value
Sprint Communications, Inc.
7.00%, 3/01/20 (a)	U.S.$	298	$309,699
Sprint Corp.
7.625%, 3/01/26		44	45,634
7.875%, 9/15/23		22	23,421
T-Mobile USA, Inc.
4.50%, 2/01/26 (d)		152	0
4.50%, 2/01/26		192	180,153
6.375%, 3/01/25 (d)		27	0
6.375%, 3/01/25		27	28,127
6.50%, 1/15/24-1/15/26		136	142,686
Telecom Italia Capital SA
6.375%, 11/15/33		56	56,906
7.20%, 7/18/36		33	34,877
7.721%, 6/04/38		76	84,291
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		29	27,986
8.25%, 10/15/23		61	57,036
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (a)		28	27,608

			2,767,916

Consumer Cyclical - Automotive – 1.5%
American Axle & Manufacturing, Inc.
6.25%, 4/01/25-3/15/26		65	63,006
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		69	73,141
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (a)		5	4,928
Dana Financing Luxembourg SARL
6.50%, 6/01/26 (a)		12	11,905
Exide Technologies
7.00%, 4/30/25 (d)(e)(h)(j)		97	67,915
11.00%, 4/30/22 (d)(e)(h)		46	42,747
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23		19	18,751
IHO Verwaltungs GmbH
4.875% (4.125% Cash or 4.875% PIK), 9/15/21 (a)(e)		58	57,632
Meritor, Inc.
6.25%, 2/15/24		30	30,092
Navistar International Corp.
6.625%, 11/01/25 (a)		43	44,918
Tenneco, Inc.
5.00%, 7/15/26		60	52,956
Tesla, Inc.
5.30%, 8/15/25 (a)		34	30,092
Titan International, Inc.
6.50%, 11/30/23 (a)		47	47,237

			545,320

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.5%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25	U.S.$	13	$12,358
Cinemark USA, Inc.
4.875%, 6/01/23		25	24,676
National CineMedia LLC
5.75%, 8/15/26		21	19,248
NCL Corp., Ltd.
4.75%, 12/15/21 (a)		12	12,015
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		34	36,907
Six Flags Entertainment Corp.
4.875%, 7/31/24 (a)		20	19,529
VOC Escrow Ltd.
5.00%, 2/15/28 (a)		52	49,920

			174,653

Consumer Cyclical - Other - 5.4%
Beazer Homes USA, Inc.
5.75%, 6/15/19		5	4,637
5.875%, 10/15/27		16	13,869
6.75%, 3/15/25		34	32,087
8.75%, 3/15/22		18	18,768
Caesars Entertainment Corp.
5.00%, 10/01/24 (d)(j)		11	19,499
Diamond Resorts International, Inc.
7.75%, 9/01/23 (a)		25	25,870
10.75%, 9/01/24 (a)		22	23,012
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (a)		55	55,824
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21		6	5,923
4.875%, 11/01/20		8	7,701
5.25%, 6/01/25		30	30,576
5.375%, 11/01/23-4/15/26		62	63,417
5.75%, 6/01/28		30	30,501
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/24		95	91,718
5.125%, 5/01/26 (a)		30	30,004
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		43	38,019
10.00%, 7/15/22 (a)		22	22,799
10.50%, 7/15/24 (a)		7	7,023
KB Home
7.00%, 12/15/21		22	23,454
7.50%, 9/15/22		10	10,930
8.00%, 3/15/20		6	6,193
Lennar Corp.
4.125%, 12/01/18-1/15/22		103	102,619
4.50%, 11/15/19-4/30/24		103	102,258
4.75%, 11/29/27		55	51,710
6.25%, 12/15/21 (a)		1	764
6.25%, 12/15/21		22	23,062
8.375%, 1/15/21		20	21,907

	Principal Amount (000)		U.S. $ Value
MDC Holdings, Inc.
5.50%, 1/15/24	U.S.$	36	$35,777
5.625%, 2/01/20		23	23,865
6.00%, 1/15/43		91	76,730
Meritage Homes Corp.
7.00%, 4/01/22		29	31,668
MGM Resorts International
4.625%, 9/01/26		35	32,915
6.75%, 10/01/20		25	26,354
7.75%, 3/15/22		16	17,525
8.625%, 2/01/19		45	46,343
Pinnacle Entertainment, Inc.
5.625%, 5/01/24		8	7,877
PulteGroup, Inc.
5.00%, 1/15/27		163	153,027
6.00%, 2/15/35		57	54,644
7.875%, 6/15/32		17	19,765
Scientific Games International, Inc.
10.00%, 12/01/22		8	8,543
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		23	23,115
6.125%, 4/01/25 (a)		60	59,424
Standard Industries, Inc./NJ
4.75%, 1/15/28 (a)		20	18,294
5.375%, 11/15/24 (a)		68	67,514
5.50%, 2/15/23 (a)		26	26,513
6.00%, 10/15/25 (a)		39	39,176
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (a)		33	33,988
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (a)		16	15,083
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23		20	20,349
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (a)		17	17,048
5.875%, 4/15/23 (a)		8	7,960
Toll Brothers Finance Corp.
4.875%, 3/15/27		93	87,987
5.875%, 2/15/22		35	36,620
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 (a)		25	24,959
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		78	77,060

			1,954,267

Consumer Cyclical - Restaurants - 0.1%
Golden Nugget, Inc.
8.75%, 10/01/25 (a)		10	10,363

	Principal Amount (000)		U.S. $ Value
IRB Holding Corp.
6.75%, 2/15/26 (a)	U.S.$	26	$24,776

			35,139

Consumer Cyclical - Retailers - 1.5%
FirstCash, Inc.
5.375%, 6/01/24 (a)		7	7,004
Group 1 Automotive, Inc.
5.25%, 12/15/23 (a)		79	77,067
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		50	48,641
JC Penney Corp., Inc.
5.875%, 7/01/23 (a)		20	18,959
6.375%, 10/15/36		15	8,411
L Brands, Inc.
5.25%, 2/01/28		19	16,696
5.625%, 2/15/22-10/15/23		62	63,206
6.875%, 11/01/35		114	98,472
7.00%, 5/01/20		44	46,118
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (a)		30	19,043
Penske Automotive Group, Inc.
3.75%, 8/15/20		14	13,829
5.75%, 10/01/22		14	14,310
PetSmart, Inc.
7.125%, 3/15/23 (a)		60	40,832
Sonic Automotive, Inc.
5.00%, 5/15/23		32	30,553
6.125%, 3/15/27		20	18,378

			521,519

Consumer Non-Cyclical - 10.2%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		49	45,167
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.75%, 3/15/25		141	127,560
6.625%, 6/15/24		22	21,117
Avantor, Inc.
9.00%, 10/01/25 (a)		154	156,444
Aveta, Inc.
10.50%, 3/01/21 (c)(d)(g)(h)		297	0
Avon Products, Inc.
6.60%, 3/15/20		12	11,804
Bausch Health Cos., Inc.
5.50%, 3/01/23 (a)		98	92,530
5.625%, 12/01/21 (a)		156	154,638
5.875%, 5/15/23 (a)		155	148,837
Charles River Laboratories International, Inc.
5.50%, 4/01/26 (a)		5	5,062
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		79	74,773
6.25%, 3/31/23		28	26,036

	Principal Amount (000)		U.S. $ Value
8.125%, 6/30/24 (a)	U.S.$	63	$51,797
DaVita, Inc.
5.00%, 5/01/25		88	82,943
5.75%, 8/15/22		14	14,262
Dean Foods Co.
6.50%, 3/15/23 (a)		7	6,854
Eagle Holding Co. II LLC
8.375% (7.625% Cash or 8.375% PIK), 5/15/22 (a)(e)		99	100,106
Encompass Health Corp.
5.75%, 9/15/25		30	30,190
Endo Finance LLC
5.75%, 1/15/22 (a)		87	80,363
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (a)		118	99,688
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		83	81,162
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (a)		40	38,350
HCA, Inc.
3.75%, 3/15/19		100	100,148
4.25%, 10/15/19		142	143,485
4.50%, 2/15/27		105	102,048
4.75%, 5/01/23		108	109,561
5.00%, 3/15/24		32	32,526
5.875%, 2/15/26		54	55,844
6.50%, 2/15/20		157	163,602
7.05%, 12/01/27		95	100,344
Immucor, Inc.
11.125%, 2/15/22 (a)		20	20,150
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		146	148,942
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		21	17,189
5.625%, 10/15/23 (a)		32	27,326
5.75%, 8/01/22 (a)		99	90,634
MEDNAX, Inc.
5.25%, 12/01/23 (a)		103	102,140
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625%, 5/15/22 (a)		14	13,862
Post Holdings, Inc.
5.625%, 1/15/28 (a)		54	51,490
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (a)		78	83,014
Spectrum Brands, Inc.
5.75%, 7/15/25		40	40,085
6.625%, 11/15/22		51	52,320
Tenet Healthcare Corp.
4.375%, 10/01/21		25	24,964
4.50%, 4/01/21		48	47,623
6.00%, 10/01/20		85	88,389
6.75%, 6/15/23		98	99,477

	Principal Amount (000)		U.S. $ Value
7.50%, 1/01/22 (a)	U.S.$	19	$19,441
8.125%, 4/01/22		162	172,923
Valeant Pharmaceuticals International
8.50%, 1/31/27 (a)		120	123,384
9.25%, 4/01/26 (a)		55	58,499
Vizient, Inc.
10.375%, 3/01/24 (a)		117	128,725

			3,667,818

Energy - 15.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24		76	79,446
Antero Resources Corp.
5.00%, 3/01/25		30	30,032
5.125%, 12/01/22		99	99,756
5.625%, 6/01/23		77	78,710
Berry Petroleum Co. LLC
6.375%, 9/15/22 (b)(c)(d)(g)		56	0
7.00%, 2/15/26 (a)		115	119,691
Bristow Group, Inc.
8.75%, 3/01/23 (a)		73	71,560
Bruin E&P Partners LLC
8.875%, 8/01/23 (a)		67	67,644
California Resources Corp.
5.50%, 9/15/21		19	16,215
8.00%, 12/15/22 (a)		183	164,348
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		137	139,632
8.25%, 7/15/25		8	8,628
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		74	77,505
Chesapeake Energy Corp.
4.875%, 4/15/22		37	35,967
5.75%, 3/15/23		20	19,330
6.125%, 2/15/21		68	69,387
6.875%, 11/15/20		1	608
8.00%, 12/15/22 (a)		21	22,168
8.00%, 1/15/25-6/15/27		156	159,677
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (a)		176	178,772
DCP Midstream Operating LP
4.95%, 4/01/22		35	35,499
Denbury Resources, Inc.
9.00%, 5/15/21 (a)		20	21,269
9.25%, 3/31/22 (a)		72	76,320
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		68	48,877
7.875%, 8/15/25		62	64,305
Energy Transfer Equity LP
4.25%, 3/15/23		87	84,843
7.50%, 10/15/20		18	18,861
Ensco PLC
4.50%, 10/01/24		7	5,659

	Principal Amount (000)		U.S. $ Value
5.20%, 3/15/25	U.S.$	136	$115,265
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		78	60,297
9.375%, 5/01/24 (a)		157	129,276
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		45	42,416
6.25%, 5/15/26		98	92,322
6.50%, 10/01/25		47	45,528
6.75%, 8/01/22		12	12,241
Gulfport Energy Corp.
6.00%, 10/15/24		125	121,603
6.375%, 5/15/25-1/15/26		79	76,593
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		128	129,023
HighPoint Operating Corp.
7.00%, 10/15/22		87	87,144
8.75%, 6/15/25		38	40,223
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		7	6,731
5.75%, 10/01/25 (a)		127	127,444
Indigo Natural Resources LLC
6.875%, 2/15/26 (a)		142	137,482
Laredo Petroleum, Inc.
6.25%, 3/15/23		22	22,155
Murphy Oil Corp.
4.00%, 6/01/22		26	25,612
5.875%, 12/01/42		21	18,990
Murphy Oil USA, Inc.
5.625%, 5/01/27		2	2,318
Nabors Industries, Inc.
4.625%, 9/15/21		34	33,487
5.00%, 9/15/20		9	9,045
5.50%, 1/15/23		104	100,835
5.75%, 2/01/25 (a)		35	33,094
Noble Holding International Ltd.
6.20%, 8/01/40		55	40,359
7.75%, 1/15/24		97	94,411
7.95%, 4/01/25		20	18,740
Oasis Petroleum, Inc.
6.875%, 1/15/23		9	9,204
Parkland Fuel Corp.
6.00%, 4/01/26 (a)		67	66,055
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 6/15/25		13	13,650
PDC Energy, Inc.
5.75%, 5/15/26		111	109,800
Precision Drilling Corp.
7.125%, 1/15/26 (a)		48	49,324
QEP Resources, Inc.
5.25%, 5/01/23		100	99,164
5.375%, 10/01/22		34	34,053
Range Resources Corp.
4.875%, 5/15/25		42	38,662
5.00%, 8/15/22-3/15/23		166	160,811
5.875%, 7/01/22		2	2,020

	Principal Amount (000)		U.S. $ Value
Rowan Cos., Inc.
4.75%, 1/15/24	U.S.$	10	$8,650
5.85%, 1/15/44		35	26,258
7.375%, 6/15/25		52	50,124
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.125%, 11/01/20 (a)		13	8,047
Sanchez Energy Corp.
6.125%, 1/15/23		49	33,730
7.25%, 2/15/23 (a)		45	44,334
7.75%, 6/15/21		20	17,322
SandRidge Energy, Inc.
7.50%, 2/15/23 (b)(c)(d)(g)		29	0
8.125%, 10/15/22 (b)(c)(d)(g)		47	0
SemGroup Corp.
6.375%, 3/15/25		16	15,369
7.25%, 3/15/26		24	23,943
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23		65	62,178
SM Energy Co.
5.00%, 1/15/24		25	24,048
5.625%, 6/01/25		35	34,105
6.125%, 11/15/22		31	31,787
6.50%, 1/01/23		35	35,550
Southern Star Central Corp.
5.125%, 7/15/22 (a)		35	35,000
Southwestern Energy Co.
6.20%, 1/23/25		45	44,385
SRC Energy, Inc.
6.25%, 12/01/25		23	23,182
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (a)		40	39,312
5.50%, 2/15/26 (a)		109	103,959
5.875%, 3/15/28 (a)		87	81,928
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, 11/15/19		36	36,017
4.25%, 11/15/23		19	17,959
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		43	45,984
Transocean, Inc.
6.80%, 3/15/38		183	153,096
7.50%, 1/15/26 (a)		18	18,432
7.50%, 4/15/31		40	37,505
9.00%, 7/15/23 (a)		24	26,435
Vantage Drilling International
7.50%, 11/01/19 (b)(c)(d)(g)		46	0
10.00%, 12/31/20 (b)(d)		1	1,128
10.00%, 12/31/20 (d)(h)		1	857
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (a)		49	45,325
Weatherford International LLC
9.875%, 3/01/25 (a)		31	31,440

	Principal Amount (000)		U.S. $ Value
Weatherford International Ltd.
4.50%, 4/15/22	U.S.$	10	$9,254
5.875%, 7/01/21(j)		35	34,831
7.75%, 6/15/21		66	67,960
9.875%, 2/15/24		73	74,097
Whiting Petroleum Corp.
1.25%, 4/01/20 (j)		28	26,415
5.75%, 3/15/21		105	107,244
6.25%, 4/01/23		9	9,341
6.625%, 1/15/26		42	43,391
WPX Energy, Inc.
5.75%, 6/01/26		27	27,100

			5,557,108

Other Industrial - 1.1%
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)		25	25,770
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)		112	45,905
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		105	101,481
7.00%, 6/15/23		40	39,312
Laureate Education, Inc.
8.25%, 5/01/25 (a)		51	55,069
Spectrum Brands Holdings, Inc.
7.75%, 1/15/22		133	137,170

			404,707

Services - 2.5%
ADT Corp. (The)
3.50%, 7/15/22		107	101,951
4.125%, 6/15/23		45	42,495
4.875%, 7/15/32 (a)		108	85,319
Aptim Corp.
7.75%, 6/15/25 (a)		35	29,173
APX Group, Inc.
6.375%, 12/01/19		10	10,138
8.75%, 12/01/20		183	181,732
Aramark Services, Inc.
5.00%, 4/01/25-2/01/28 (a)		26	25,634
5.125%, 1/15/24		7	6,759
Carriage Services, Inc.
6.625%, 6/01/26 (a)		30	30,812
GEO Group, Inc. (The)
5.125%, 4/01/23		18	17,344
5.875%, 1/15/22-10/15/24		42	42,435
6.00%, 4/15/26		8	7,804
Monitronics International, Inc.
9.125%, 4/01/20		14	10,438
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (a)		28	27,821
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		30	29,220

	Principal Amount (000)		U.S. $ Value
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)	U.S.$	69	$74,248
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		12	11,774
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		79	79,386
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)		77	67,042

			881,525

Technology - 2.0%
Amkor Technology, Inc.
6.375%, 10/01/22		20	20,378
CDK Global, Inc.
5.875%, 6/15/26		50	51,323
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (a)		0	167
CURO Financial Technologies Corp.
12.00%, 3/01/22 (a)		37	40,093
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)		59	60,403
Dell, Inc.
7.10%, 4/15/28		53	56,788
First Data Corp.
5.375%, 8/15/23 (a)		81	82,258
5.75%, 1/15/24 (a)		35	35,797
7.00%, 12/01/23 (a)		10	10,345
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho
10.00%, 11/30/24 (a)		7	7,773
Goodman Networks, Inc.
8.00%, 5/11/22 (d)		20	13,228
Harland Clarke Holdings Corp.
9.25%, 3/01/21 (a)		18	16,926
Infor US, Inc.
6.50%, 5/15/22		78	78,899
IQVIA, Inc.
4.875%, 5/15/23 (a)		27	27,391
Iron Mountain, Inc.
4.375%, 6/01/21 (a)		20	20,424
Micron Technology, Inc.
5.50%, 2/01/25		15	15,538
Nokia Oyj
3.375%, 6/12/22		16	15,440
6.625%, 5/15/39		64	67,567
Rackspace Hosting, Inc.
8.625%, 11/15/24 (a)		13	13,129
Sanmina Corp.
4.375%, 6/01/19 (a)		8	8,448
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		32	35,733

	Principal Amount (000)		U.S. $ Value
West Corp.
8.50%, 10/15/25 (a)	U.S.$	15	$13,053
Western Digital Corp.
4.75%, 2/15/26		38	37,352

			728,453

Transportation - Services - 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		73	72,160
EC Finance PLC
2.375%, 11/15/22 (a)	EUR	100	116,837
Herc Rentals, Inc.
7.75%, 6/01/24 (a)	U.S.$	8	9,020
Hertz Corp. (The)
5.50%, 10/15/24 (a)		25	19,721
5.875%, 10/15/20		11	10,900
7.375%, 1/15/21		120	118,503
7.625%, 6/01/22 (a)		39	38,067
Park Aerospace Holdings Ltd.
4.50%, 3/15/23 (a)		15	14,375
5.25%, 8/15/22 (a)		30	30,054
United Rentals North America, Inc.
4.625%, 7/15/23		20	20,067
5.75%, 11/15/24		48	48,982
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		48	49,570

			548,256

			23,893,728

Financial Institutions - 6.9%
Banking - 2.8%
Ally Financial, Inc.
4.125%, 3/30/20		19	19,336
4.75%, 9/10/18		56	56,039
8.00%, 11/01/31		151	183,105
Barclays Bank PLC
6.86%, 6/15/32 (a)(l)		15	16,167
Barclays PLC
7.875%, 3/15/22 (a)(l)		200	210,492
CIT Group, Inc.
3.875%, 2/19/19		3	2,920
5.00%, 8/15/22		65	66,381
5.25%, 3/07/25		32	32,697
6.125%, 3/09/28		19	19,939
Credit Agricole SA
6.50%, 6/23/21 (a)(l)	EUR	100	129,233
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (l)	U.S.$	44	41,079
Royal Bank of Scotland Group PLC
2.006% (EURIBOR 3 Month + 2.33%), 9/30/18 (a)(l)(m)	EUR	50	56,963

	Principal Amount (000)		U.S. $ Value
8.625%, 8/15/21 (l)	U.S.$	117	$125,746
Societe Generale SA
8.00%, 9/29/25 (a)(l)		31	33,792
SunTrust Banks, Inc.
Series H
5.125%, 12/15/27 (l)		14	13,159

			1,007,048

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (b)(d)(f)(g)		423	12,956
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		58	56,504

			69,460

Finance - 1.7%
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (a)		45	43,968
Enova International, Inc.
8.50%, 9/01/24 (a)		29	30,093
9.75%, 6/01/21		51	54,083
goeasy Ltd.
7.875%, 11/01/22 (a)		13	13,656
Navient Corp.
5.00%, 10/26/20		47	47,212
5.50%, 1/25/23		75	73,466
5.875%, 3/25/21		1	592
6.50%, 6/15/22		125	127,880
7.25%, 1/25/22-9/25/23		32	33,355
8.00%, 3/25/20		86	90,353
SLM Corp.
5.125%, 4/05/22		21	20,432
Springleaf Finance Corp.
6.875%, 3/15/25		44	44,644
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (a)		23	23,625

			603,359

Insurance - 0.8%
Ambac Assurance Corp.
5.10%, 6/07/20 (a)(d)		2	2,699
Genworth Holdings, Inc.
7.20%, 2/15/21		30	30,900
7.625%, 9/24/21		35	36,526
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		61	72,024
Polaris Intermediate Corp.
8.50%, 12/01/22 (a)(e)		134	138,234
USIS Merger Sub, Inc.
6.875%, 5/01/25 (a)		7	6,916

			287,299

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.6%
LHC3 PLC
4.125%, 8/15/24 (a)(e)	EUR	100	$116,402
NVA Holdings, Inc./United States
6.875%, 4/01/26 (a)	U.S.$	26	25,924
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 (a)		6	6,107
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)		23	22,265
Travelport Corporate Finance PLC
6.00%, 3/15/26 (a)		25	25,426

			196,124

REITS - 0.8%
Iron Mountain, Inc.
4.875%, 9/15/27		85	77,881
5.25%, 3/15/28 (a)		55	50,866
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24		35	35,851
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		52	50,250
5.25%, 8/01/26		40	39,139
5.50%, 5/01/24		26	26,314
SBA Communications Corp.
4.00%, 10/01/22		15	14,549
4.875%, 9/01/24		8	7,740

			302,590

			2,465,880

Utility - 2.1%
Electric - 1.7%
AES Corp./VA
4.00%, 3/15/21		54	54,066
Calpine Corp.
5.375%, 1/15/23		35	33,394
5.50%, 2/01/24		96	89,162
5.75%, 1/15/25		174	160,474
DPL, Inc.
6.75%, 10/01/19		13	13,478
NRG Energy, Inc.
6.25%, 7/15/22		12	12,334
Talen Energy Supply LLC
4.60%, 12/15/21		53	45,525
6.50%, 6/01/25		77	56,375
10.50%, 1/15/26 (a)		36	31,058
Texas Competitive/TCEH
11.50%, 10/01/20 (c)(d)(g)(h)(k)		59	0
Vistra Energy Corp.
5.875%, 6/01/23		8	7,809
7.375%, 11/01/22		115	119,616

	Principal Amount (000)		U.S. $ Value
7.625%, 11/01/24	U.S.$	7	$7,201

			630,492

Natural Gas - 0.4%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		125	127,838

			758,330

Total Corporates - Non-Investment Grade (cost $27,312,901)			27,117,938

CORPORATES - INVESTMENT GRADE - 5.7%
Financial Institutions - 3.0%
Banking - 1.3%
Bank of America Corp.
4.00%, 4/01/24		27	27,220
Series DD
6.30%, 3/10/26 (l)		22	23,453
Series Z
6.50%, 10/23/24 (l)		2	2,135
BNP Paribas SA
7.625%, 3/30/21 (a)(l)		58	62,208
BPCE SA
5.70%, 10/22/23 (a)		82	86,042
Countrywide Capital III
Series B
8.05%, 6/15/27		46	57,304
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)	EUR	57	69,929
Morgan Stanley
5.00%, 11/24/25	U.S.$	39	40,515
Santander Holdings USA, Inc.
4.40%, 7/13/27		28	27,245
Standard Chartered PLC
3.95%, 1/11/23 (a)		58	56,926
US Bancorp
Series J
5.30%, 4/15/27 (l)		17	17,482
Zions Bancorporation
5.65%, 11/15/23		14	13,966

			484,425

Insurance - 1.6%
ACE Capital Trust II
9.70%, 4/01/30		20	27,924
Allstate Corp. (The)
6.50%, 5/15/57		10	11,785
American International Group, Inc.
Series A-9
5.75%, 4/01/48		40	39,381
Aviva PLC
3.375%, 12/04/45 (a)	EUR	100	120,332
Berkshire Hathaway, Inc.
0.625%, 1/17/23		100	118,160

	Principal Amount (000)		U.S. $ Value
CNP Assurances
4.00%, 11/18/24 (a)(l)	U.S.$	100	$123,779
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		31	48,036
Prudential Financial, Inc.
5.625%, 6/15/43		70	72,703

			562,100

REITS - 0.1%
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/01/21		31	31,488
Senior Housing Properties Trust
6.75%, 12/15/21		9	9,329
Spirit Realty LP
4.45%, 9/15/26		6	5,775

			46,592

			1,093,117

Industrial - 2.7%
Basic - 0.3%
ArcelorMittal
5.50%, 3/01/21		22	22,902
7.00%, 10/15/39		74	83,826
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)		5	4,820
Glencore Funding LLC
4.00%, 4/16/25 (a)		5	4,767

			116,315

Capital Goods - 0.4%
CNH Industrial Capital LLC
3.375%, 7/15/19		26	25,703
4.375%, 4/05/22		33	33,389
Embraer Netherlands Finance BV
5.40%, 2/01/27		40	41,318
General Electric Co.
Series D
5.00%, 1/21/21 (l)		40	39,430
Masco Corp.
5.95%, 3/15/22		13	14,371
7.125%, 3/15/20		1	783

			154,994

Consumer Cyclical - Automotive - 0.3%
General Motors Financial Co., Inc.
0.955%, 9/07/23 (a)	EUR	100	114,974

Consumer Cyclical - Other - 0.1%
DR Horton, Inc.
4.00%, 2/15/20	U.S.$	44	44,665

Consumer Non-Cyclical - 0.4%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21		28	27,237

	Principal Amount (000)		U.S. $ Value
Bayer US Finance II LLC
3.375%, 7/15/24 (a)	U.S.$	56	$54,094
CVS Health Corp.
4.10%, 3/25/25		18	18,022
4.30%, 3/25/28		55	55,018

			154,371

Energy - 0.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22		8	8,290
Cenovus Energy, Inc.
3.00%, 8/15/22		10	9,568
3.80%, 9/15/23		39	38,085
4.25%, 4/15/27		9	8,739
4.45%, 9/15/42		31	27,419
6.75%, 11/15/39		1	1,676
Ecopetrol SA
5.875%, 5/28/45		15	15,115
Enable Midstream Partners LP
3.90%, 5/15/24		36	34,724
Hess Corp.
4.30%, 4/01/27		42	41,023
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		11	14,066
Marathon Oil Corp.
6.80%, 3/15/32		34	40,199
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		30	28,579

			267,483

Services - 0.1%
Expedia Group, Inc.
3.80%, 2/15/28		30	27,971

Technology - 0.3%
Agilent Technologies, Inc.
3.875%, 7/15/23		42	41,842
Seagate HDD Cayman
4.75%, 1/01/25		28	27,141
4.875%, 6/01/27		5	4,316
Xerox Corp.
3.625%, 3/15/23		18	17,182

			90,481

			971,254

Total Corporates - Investment Grade (cost $2,021,033)			2,064,371

BANK LOANS - 2.8%
Industrial - 2.8%
Basic - 0.1%
Foresight Energy LLC
7.827% (LIBOR 1 Month + 5.75%), 3/28/22 (n)		12	12,046

	Principal Amount (000)		U.S. $ Value
Unifrax I LLC
5.834% (LIBOR 3 Month + 3.50%), 4/04/24 (n)	U.S.$	11	$11,189

			23,235

Capital Goods - 0.4%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.327% (LIBOR 1 Month + 3.25%), 8/18/24 (n)		19	18,792
Apex Tool Group, LLC
5.827% (LIBOR 1 Month + 3.75%), 2/01/22 (n)		61	61,139
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
Zero Coupon, 7/31/25-7/24/26 (o)		39	39,591
Gardner Denver, Inc.
4.827% (LIBOR 1 Month + 2.75%), 7/30/24 (n)		17	17,341
HD Supply Waterworks, LTD.
5.211% (LIBOR 3 Month + 3.00%), 8/01/24 (n)		3	2,646
5.300% (LIBOR 3 Month + 3.00%), 8/01/24 (n)		2	2,333

			141,842

Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A.
6.577% (LIBOR 1 Month + 4.50%), 1/02/24 (n)		4	3,926
6.625%, 1/02/24		6	6,574
West Corporation
6.077% (LIBOR 1 Month + 4.00%), 10/10/24 (n)		30	29,707

			40,207

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.600% (LIBOR 1 Month + 3.50%), 11/06/24 (n)		10	9,690

Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.077% (LIBOR 1 Month + 3.00%), 4/01/24 (n)		25	24,769

Consumer Cyclical - Other - 0.1%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
4.827% (LIBOR 1 Month + 2.75%), 12/23/24 (n)		39	38,771

	Principal Amount (000)		U.S. $ Value
Stars Group Holdings B.V.
5.831% (LIBOR 3 Month + 3.50%), 7/10/25 (n)	U.S.$	10	$10,286

			49,057

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.347% (LIBOR 1 Month + 3.25%), 2/05/25 (n)		6	6,271

Consumer Cyclical - Retailers - 0.2%
J.C. Penney Corporation, Inc.
6.569% (LIBOR 3 Month + 4.25%), 6/23/23 (n)		29	28,384
Serta Simmons Bedding, LLC
10.097% (LIBOR 1 Month + 8.00%), 11/08/24 (n)		49	32,904

			61,288

Consumer Non-Cyclical - 0.7%
Air Medical Group Holdings, Inc.
5.347% (LIBOR 1 Month + 3.25%), 4/28/22 (n)		21	20,794
6.329% (LIBOR 1 Month + 4.25%), 3/14/25 (n)		16	15,981
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.827% (LIBOR 1 Month + 7.75%), 9/26/25 (n)		54	45,405
Avantor, Inc.
6.077% (LIBOR 1 Month + 4.00%), 11/21/24 (n)		23	23,134
BI-LO, LLC
10.171% (LIBOR 2 Month + 8.00%), 5/31/24 (n)		34	32,407
10.334% (LIBOR 2 Month + 8.00%), 5/31/24 (n)		33	31,394
10.335% (LIBOR 2 Month + 8.00%), 5/31/24 (n)		34	32,407
Owens & Minor, Inc.
6.673% (LIBOR 2 Month + 4.50%), 5/02/25 (n)		34	33,621
Post Holdings, Inc.
4.070% (LIBOR 1 Month + 2.00%), 5/24/24 (n)		12	12,355
Vizient, Inc.
4.827% (LIBOR 1 Month + 2.75%), 2/13/23 (n)		1	650

			248,148

	Principal Amount (000)		U.S. $ Value
Energy - 0.1%
California Resources Corporation
12.439% (LIBOR 1 Month + 10.38%), 12/31/21 (d)(n)	U.S.$	46	$51,034

Other Industrial - 0.2%
American Tire Distributors, Inc.
6.327% (LIBOR 1 Month + 4.25%), 9/01/21 (n)		61	43,637
Travelport Finance (Luxembourg) S.Ã r.l.
4.83% (LIBOR 3 Month + 2.50%), 3/17/25 (n)		23	22,811

			66,448

Services - 0.5%
Monitronics International, Inc.
7.834% (LIBOR 3 Month + 5.50%), 9/30/22 (n)		70	64,974
Pi Lux Finco Sarl
9.344% (LIBOR 1 Month + 7.25%), 1/01/26 (d)(n)		100	98,250

			163,224

Technology - 0.3%
BMC Software Finance, Inc. 9/01/25 (o)		30	29,973
Conduent Incorporated
4.577% (LIBOR 1 Month + 2.50%), 12/07/23 (n)		5	4,884
MTS Systems Corporation
5.33% (LIBOR 1 Month + 3.25%), 7/05/23 (d)(n)		23	23,149
Solera, LLC (Solera Finance, Inc.)
4.827% (LIBOR 1 Month + 2.75%), 3/03/23 (n)		60	59,604

			117,610

Total Bank Loans (cost $1,032,068)			1,002,823

	Shares
COMMON STOCKS - 1.5%
Consumer Discretionary - 0.3%
Auto Components - 0.0%
Exide Technologies (c)(d)(g)(i)		511	1,518
Exide Technologies (c)(g)(i)		1,282	3,807

			5,325

Diversified Consumer Services - 0.0%
Ascent Capital Group, Inc. - Class A (g)		539	1,552
Laureate Education, Inc. - Class A (g)		980	14,514

			16,066

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Corp. (g)	1,258	$14,215
eDreams ODIGEO SA (g)	12,845	58,054

		72,269

Household Durables - 0.0%
Hovnanian Enterprises, Inc. - Class A (g)	3,276	5,143

Internet & Direct Marketing Retail - 0.0%
Travelport Worldwide Ltd.	185	3,497

Media - 0.1%
Clear Channel Outdoor Holdings, Inc. - Class A	3,060	13,617
DISH Network Corp. - Class A (g)	100	3,156

		16,773

		119,073

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. Npv (b)(c)(d)(g)	828	24,840

Energy - 0.6%
Energy Equipment & Services - 0.0%
Weatherford International PLC (g)	2,097	7,109

Oil, Gas & Consumable Fuels - 0.6%
Berry Petroleum Corp. (b)(d)(g)	4,210	54,381
Carrizo Oil & Gas, Inc. (g)	405	11,413
CHC Group LLC (g)(i)	1,219	9,143
Chesapeake Energy Corp. (g)	1,523	7,189
Denbury Resources, Inc. (g)	2,999	13,525
EP Energy Corp. - Class A (g)	2,501	5,377
Halcon Resources Corp. (g)	276	1,079
K201640219 (South Africa) Ltd. A Shares (b)(c)(d)(g)	191,574	0
K201640219 (South Africa) Ltd. B Shares (b)(c)(d)(g)	30,276	0
Linn Energy, Inc. (g)	88	3,661
Oasis Petroleum, Inc. (g)	972	11,878
Paragon Offshore Ltd. - Class A (b)(d)(g)	267	229
Paragon Offshore Ltd. - Class B (b)(d)(g)	401	12,030
Peabody Energy Corp.	533	22,647
Tervita Corp. (b)(g)	599	4,213
Triangle Petroleum Corp. (g)	3,047	91
Vantage Drilling International (b)(d)(g)	82	24,190
Whiting Petroleum Corp. (g)	205	10,178

		191,224

Health Care - 0.0%
Pharmaceuticals - 0.0%
Endo International PLC (g)	614	7,638

Company	Shares		U.S. $ Value
Horizon Pharma PLC (g)		196	$3,456

			11,094

Industrials - 0.1%
Machinery - 0.1%
Modular Space Corp. (d)(g)(h)		2,407	49,495

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (g)		6,026	1,572

			51,067

Information Technology - 0.2%
Internet Software & Services - 0.2%
Avaya Holdings Corp. (g)		2,503	51,512

IT Services - 0.0%
Goodman Networks, Inc. (b)(c)(d)(g)		1,236	0

			51,512

Materials - 0.2%
Containers & Packaging - 0.0%
WestRock Co.		6	348

Metals & Mining - 0.2%
BIS Industries Holdings Ltd. (b)(c)(d)(g)		21,027	1,177
Constellium NV - Class A (g)		1,662	21,772
Eldorado Gold Corp. (g)		34,605	37,775
Neenah Enterprises, Inc. (b)(c)(d)(g)		4,481	10,799

			71,523

			71,871

Telecommunication Services - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile US, Inc. (g)		150	9,000

Total Common Stocks (cost $550,728)			536,790

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 1.2%
Mexico - 0.2%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	1,202	57,117
Series M 20
10.00%, 12/05/24		480	28,653

			85,770

	Principal Amount (000)		U.S. $ Value
Russia - 0.2%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	3,986	$64,256

United States - 0.8%
U.S. Treasury Notes
2.75%, 5/31/23	U.S.$	300	298,781

Total Governments - Treasuries (cost $462,036)			448,807

EMERGING MARKETS - CORPORATE BONDS - 1.0%
Industrial - 1.0%
Basic - 0.2%
First Quantum Minerals Ltd.
7.00%, 2/15/21 (a)		13	13,538
7.25%, 4/01/23 (a)		58	58,461
Lundin Mining Corp.
7.875%, 11/01/22 (a)		10	10,710

			82,709

Communications - Telecommunications - 0.1%
Digicel Ltd.
6.75%, 3/01/23 (a)		36	31,417

Consumer Cyclical - Retailers - 0.0%
Edcon Ltd.
9.50%, 3/01/18 (d)(f)(g)	EUR	1	0
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (d)(e)(h)	U.S.$	15	300
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (d)(e)(h)		5	1,358

			1,658

Consumer Non-Cyclical - 0.3%
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 7/19/19		38	37,731
2.80%, 7/21/23		9	8,134
3.15%, 10/01/26		63	53,550
Tonon Luxembourg SA
9.25%, 1/24/20 (d)(e)(g)(h)(k)		6	125
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (d)(f)(g)(h)		96	5,622

			105,162

Energy - 0.4%
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (i)		65	65,170
Petrobras Global Finance BV
5.999%, 1/27/28 (a)		27	25,482
6.25%, 3/17/24		35	35,560

			126,212

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)	U.S.$	5	$5,490

			352,648

Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		12	11,699

Financial Institutions - 0.0%
Insurance - 0.0%
Ambac LSNI LLC
7.337% (LIBOR 3 Month + 5.00%), 2/12/23 (a)(d)(m)		9	9,242

Total Emerging Markets - Corporate Bonds (cost $473,335)			373,589

ASSET-BACKED SECURITIES - 0.8%
Other ABS - Fixed Rate - 0.5%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)(d)		58	56,109
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)(d)		16	16,264
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)(d)		29	28,718
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)(d)		71	68,159

			169,250

Home Equity Loans - Fixed Rate - 0.3%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (d)		57	56,573
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (d)		76	37,751
Lehman XS Trust
Series 2007-6, Class 3A5
4.856%, 5/25/37 (d)		25	25,165

			119,489

Total Asset-Backed Securities (cost $279,496)			288,739

	Shares		U.S. $ Value
PREFERRED STOCKS - 0.8%
Industrial - 0.6%
Capital Goods - 0.5%
Tervita Corp.
0.00% (b)(g)		24,991	$175,783

Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625%		490	3,058

Energy - 0.1%
Sanchez Energy Corp.
Series A
4.875%		962	14,035
Sanchez Energy Corp.
Series B
6.50%		300	5,202

			19,237

Technology - 0.0%
Goodman Networks, Inc.
0.00% (b)(c)(d)(g)		1,470	6,086

			204,164

Utility - 0.2%
Electric - 0.2%
SCE Trust III
Series H
5.75%		423	11,442
Vistra Energy Corp.
7.00%		600	55,260

			66,702

Financial Institutions - 0.0%
Banking - 0.0%
GMAC Capital Trust I
Series 2
8.128%		357	9,486

Total Preferred Stocks (cost $245,008)			280,352

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Risk Share Floating Rate - 0.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.214% (LIBOR 1 Month + 7.15%), 7/25/23 (m)	U.S.$	15	17,547
Series 2013-DN2, Class M2
6.314% (LIBOR 1 Month + 4.25%), 11/25/23 (m)		50	55,364
Series 2014-DN1, Class M3
6.564% (LIBOR 1 Month + 4.50%), 2/25/24 (m)		36	42,229

	Principal Amount (000)		U.S. $ Value
Series 2014-HQ2, Class M3
5.814% (LIBOR 1 Month + 3.75%), 9/25/24 (m)	U.S.$	54	$61,722
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.314% (LIBOR 1 Month + 5.25%), 10/25/23 (m)		15	16,772
Series 2014-C01, Class M2
6.464% (LIBOR 1 Month + 4.40%), 1/25/24 (m)		27	30,721
Series 2015-C03, Class 1M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (m)		6	6,358
Series 2015-C03, Class 2M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (m)		2	2,483

			233,196

Non-Agency Fixed Rate - 0.0%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		6	4,698
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		7	6,108

			10,806

Total Collateralized Mortgage Obligations (cost $219,013)			244,002

EMERGING MARKETS - TREASURIES - 0.4%
Argentina - 0.1%
Argentine Bonos del Tesoro
16.00%, 10/17/23	ARS	979	31,009

Brazil - 0.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27	BRL	365	95,749

South Africa - 0.1%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	283	21,201

Total Emerging Markets - Treasuries (cost $195,360)			147,959

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.3%
United States - 0.3%
State of California
Series 2010
7.60%, 11/01/40	U.S.$	25	37,248
7.95%, 3/01/36		55	59,233

Total Local Governments - US Municipal Bonds (cost $79,970)			96,481

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED LOAN OBLIGATIONS - 0.2%
CLO - Floating Rate - 0.2%
CIFC Funding Ltd.
Series 2015-4A, Class D
7.848% (LIBOR 3 Month + 5.50%), 10/20/27 (a)(d)(m) (cost $70,950)	U.S.$	73	$73,095

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.514%, 7/10/47 (a)(d)		15	12,705
GS Mortgage Securities Trust
Series 2014-GC18, Class D
4.943%, 1/10/47 (a)(d)		29	25,504
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
4.884%, 1/15/47 (a)(d)		29	27,304

Total Commercial Mortgage-Backed Securities (cost $71,111)			65,513

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
iShares MSCI Global Metals & Mining Producers ETF (p) (cost $27,153)		805	26,943

WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (d)(g)		1,210	4,537
Midstates Petroleum Co., Inc., expiring 4/21/20 (b)(g)		860	267
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (g)		1,975	553
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (g)		830	208

Total Warrants (cost $14,209)			5,565

RIGHTS - 0.0%
Vistra Energy Corp., expiring 12/31/49 (d)(g)(l) (cost $0)		3,442	2,168

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 8.1%
Investment Companies - 8.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (p)(q)(r) (cost $2,923,984)	2,923,984	$2,923,984

Total Investments - 99.1% (cost $35,978,355) (s)		35,699,119
Other assets less liabilities - 0.9%		323,207

Net Assets - 100.0%		$36,022,326

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
S&P 500 E-Mini Futures	1	September 2018	USD	– 0	–***	$138,798	$140,850	$2,052
U.S. T-Note 10 Yr (CBT) Futures	16	September 2018	USD	16		1,929,735	1,910,750	(18,985)
Sold Contracts
Euro-BOBL Futures	5	September 2018	EUR	5		768,661	769,491	(830)
Euro-OAT Futures	2	September 2018	EUR	2		357,821	359,528	(1,707)

								$(19,470)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	TWD	1,596	USD	54	9/13/18	$1,554
Brown Brothers Harriman & Co.	MXN	825	USD	40	8/07/18	(4,480)
Brown Brothers Harriman & Co.	AUD	88	USD	67	8/09/18	1,660
Brown Brothers Harriman & Co.	NZD	197	USD	138	8/09/18	3,914
Brown Brothers Harriman & Co.	SGD	56	USD	42	8/16/18	946
Brown Brothers Harriman & Co.	CAD	311	USD	240	8/30/18	612
Brown Brothers Harriman & Co.	CAD	49	USD	37	8/30/18	(469)
Brown Brothers Harriman & Co.	ZAR	257	USD	19	9/07/18	(556)
Brown Brothers Harriman & Co.	EUR	1,137	USD	1,340	10/11/18	3,640
Brown Brothers Harriman & Co.	EUR	100	USD	118	10/11/18	(18)
Citibank, NA	USD	67	INR	4,579	8/09/18	(594)
Citibank, NA	RUB	4,120	USD	65	9/27/18	(674)
JPMorgan Chase Bank, NA	TWD	434	USD	15	9/13/18	454
Morgan Stanley Capital Services LLC	BRL	390	USD	103	8/02/18	(887)
Morgan Stanley Capital Services LLC	USD	103	BRL	390	8/02/18	44
Standard Chartered Bank	BRL	617	USD	163	8/02/18	(1,207)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	30	BRL	114	8/02/18	$13
Standard Chartered Bank	USD	135	BRL	503	8/02/18	(1,218)
Standard Chartered Bank	BRL	503	USD	135	9/05/18	1,253

						$3,987

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)			Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)%	Quarterly	2.22%	USD	484		$(38,944)	$(3,819)	$(35,125)
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	(5.00)	Quarterly	3.30	USD	1,680		(127,639)	(106,889)	(20,750)
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)	Quarterly	0.70	EUR	– 0	– ***	(7)	(4)	(3)
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/21*	(5.00)	Quarterly	1.70	EUR	14		(1,614)	(303)	(1,311)
Sale Contracts
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	Quarterly	2.22	USD	484		38,959	7,065	31,894
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.07	USD	4		316	237	79
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/21*	5.00	Quarterly	1.70	EUR	14		1,614	1,645	(31)
iTraxx Europe Crossover Series 28, 5 Year Index, 12/20/22*	5.00	Quarterly	2.47	EUR	283		35,878	31,493	4,385
iTraxx Europe Crossover Series 29, 5 Year Index, 6/20/23*	5.00	Quarterly	2.82	EUR	1,470		174,889	154,786	20,103

							$83,452	$84,211	$(759)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,770	3/06/23	3 Month LIBOR	2.714%	Quarterly/Semi-Annual	$(8,157)	$	– 0	–	$(8,157)
USD	2,835	9/02/25	2.248%	3 Month LIBOR	Semi-Annual/Quarterly	125,193		(8,311)		133,504
USD	961	1/15/26	1.978%	3 Month LIBOR	Semi-Annual/Quarterly	67,930		5,398		62,532
USD	651	2/16/26	1.625%	3 Month LIBOR	Semi-Annual/Quarterly	60,504		7,434		53,070
USD	150	3/31/26	1.693%	3 Month LIBOR	Semi-Annual/Quarterly	13,280		– 0	–	13,280
USD	100	5/03/26	1.770%	3 Month LIBOR	Semi-Annual/Quarterly	8,933		– 0	–	8,933
USD	800	6/01/26	1.714%	3 Month LIBOR	Semi-Annual/Quarterly	75,015		32,362		42,653
USD	4,650	4/28/27	3 Month LIBOR	2.330%	Quarterly/Semi-Annual	(230,749)		16,658		(247,407)
USD	350	5/03/27	2.285%	3 Month LIBOR	Semi-Annual/Quarterly	20,816		112		20,704
USD	940	3/06/28	2.876%	3 Month LIBOR	Semi-Annual/Quarterly	7,338		– 0	–	7,338

						$140,103		$53,653		$86,450

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Uniti Group, Inc., 8.250%, 10/15/23, 12/20/19*	(5.00)%	Quarterly	4.48%	USD	60	$(762)	$766	$(1,528)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	Monthly	11.26	USD	180	35,105	22,451	12,654
Goldman Sachs International
British Telecommunications PLC, 5.750%, 12/07/28, 6/20/20*	(1.00)	Quarterly	0.25	EUR	170	(3,104)	325	(3,429)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	(3.00)%	Monthly	6.20%	USD	192	$21,046	$20,420	$626
Sale Contracts
Barclays Bank PLC
Altice Luxembourg SA, 7.250%, 5/15/22, 6/20/22*	5.00	Quarterly	4.68	EUR	60	1,188	6,040	(4,852)
New Albertsons LP, 8.000%, 5/1/31, 12/20/22*	5.00	Quarterly	6.59	USD	30	(1,639)	(1,878)	239
Citibank, NA
Altice France SA, 5.375%, 5/15/22, 6/20/23*	5.00	Quarterly	3.52	EUR	100	8,422	8,568	(146)
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 6/20/22*	5.00	Quarterly	2.67	USD	50	4,413	2,238	2,175
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	29	(5,656)	(3,510)	(2,146)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	69	(13,457)	(7,756)	(5,701)
International Game Technology PLC, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.54	EUR	100	16,155	7,284	8,871
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	252	(27,665)	(17,245)	(10,420)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	75	(8,234)	(5,000)	(3,234)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 6/20/22*	5.00	Quarterly	2.73	USD	13	1,115	517	598
Altice Finco SA, 9.000%, 6/15/23, 6/20/22*	5.00	Quarterly	3.66	EUR	60	3,827	5,178	(1,351)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	163	(31,771)	(29,576)	(2,195)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at July 31, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
New Albertsons LP, 8.000%, 5/01/31, 12/20/22*	5.00%	Quarterly	6.59%	USD	60	$(3,278)	$(3,576)	$298

						$(4,295)	$5,246	$(9,541)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency		Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, N.A.
iBoxx $ Liquid High Yield Index	8,785	LIBOR	Quarterly	USD	2,350	9/20/18	$35,993
iBoxx $ Liquid High Yield Index	5,894	LIBOR	Quarterly	USD	1,600	9/20/18	873
Credit Suisse International
iBoxx $ Liquid High Yield Index	2,648	LIBOR	Quarterly	USD	720	9/20/18	(799)
Goldman Sachs International
iBoxx $ Liquid High Yield Index	846	LIBOR	Quarterly	USD	225	9/20/18	4,680
iBoxx $ Liquid High Yield Index	563	LIBOR	Quarterly	USD	150	9/20/18	2,833
iBoxx $ Liquid High Yield Index	394	LIBOR	Quarterly	USD	105	9/20/18	2,033
Markit iBoxx $ Contingent Convertible Liquid Developed Market Index	1,730	EURIBOR	Quarterly	EUR	240	9/20/18	2,830
Markit iBoxx EUR Contingent Convertible Liquid Developed Market Index	4,339	LIBOR	Quarterly	USD	580	9/20/18	7,680
Morgan Stanley Capital Services LLC iBoxx $ Liquid High Yield Index	525	LIBOR	Quarterly	USD	140	9/20/18	2,597
Pay Total Return on Reference Obligation
Citibank, N.A.
iBoxx $ Liquid High Yield Index	5,178	LIBOR	Quarterly	USD	1,400	9/20/18	(6,202)
Goldman Sachs International iBoxx $ Liquid High Yield Index	6,288	LIBOR	Quarterly	USD	1,690	9/20/18	(17,905)

							$34,613

**	Principal amount less than 500.
***	Notional amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $13,031,668 or 36.2% of net assets.

(b)	Illiquid security.
(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2018.
(f)	Defaulted matured security.
(g)	Non-income producing security.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.47% of net assets as of July 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Aveta, Inc.
10.50%, 3/01/21	12/15/17	$	– 0	–	$	– 0	–	0.00%
Exide Technologies
7.00%, 4/30/25	4/30/15		89,542			67,915		0.19%
Exide Technologies
11.00%, 4/30/22	5/23/17		40,404			42,747		0.12%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	3/13/15		17,581			300		0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	12/22/16		4,442			1,358		0.00%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15		36,767			1		0.00%
Modular Space Corp.	2/08/17		10,434			49,495		0.14%
Texas Competitive/TCEH
11.50%, 10/01/20	10/03/16		– 0	–		– 0	–	0.00%
Tonon Luxembourg SA
9.25%, 1/24/20	1/16/13		5,510			125		0.00%
Vantage Drilling International
10.00%, 12/31/20	6/17/16		857			857		0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/13/13		96,161			5,622		0.02%

(i)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$62,260		$9,143		0.03%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20	3/10/17	48,697		65,170		0.18%
Exide Technologies	4/30/15	1,920		3,807		0.01%
Exide Technologies	4/30/15	969		1,518		0.00%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	10/24/14	– 0	–	– 0	–	0.00%

(j)	Convertible security.
(k)	Defaulted.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2018.
(n)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2018.
(o)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(q)	The rate shown represents the 7-day yield as of period end.
(r)	Affiliated investments.

(s)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,308,121 and gross unrealized depreciation of investments was $(1,492,077), resulting in net unrealized depreciation of $(183,956).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
INR	-	Indian Rupee
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust

AB FlexFee High Yield Portfolio

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$26,936,384		$181,554	#	$27,117,938
Corporates - Investment Grade		– 0	–	2,064,371		– 0	–	2,064,371
Bank Loans		– 0	–	830,390		172,433		1,002,823
Common Stocks		348,539		5,785		182,466	#	536,790
Governments - Treasuries		– 0	–	448,807		– 0	–	448,807
Emerging Markets - Corporate Bonds		– 0	–	356,942		16,647	#	373,589
Asset-Backed Securities		– 0	–	– 0	–	288,739		288,739
Preferred Stocks		79,246		195,020		6,086		280,352
Collateralized Mortgage Obligations		– 0	–	244,002		– 0	–	244,002
Emerging Markets - Treasuries		– 0	–	147,959		– 0	–	147,959
Local Governments - US Municipal Bonds		– 0	–	96,481		– 0	–	96,481
Collateralized Loan Obligations		– 0	–	– 0	–	73,095		73,095
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	65,513		65,513
Investment Companies		26,943		– 0	–	– 0	–	26,943
Warrants		1,028		– 0	–	4,537		5,565
Rights		– 0	–	– 0	–	2,168		2,168
Short-Term Investments:
Investment Companies		2,923,984		– 0	–	– 0	–	2,923,984

Total Investments in Securities		3,379,740		31,326,141		993,238		35,699,119
Other Financial Instruments*:
Assets
Futures		2,052		– 0	–	– 0	–	2,052
Forward Currency Exchange Contracts		– 0	–	14,090		– 0	–	14,090
Centrally Cleared Credit Default Swaps		– 0	–	251,656		– 0	–	251,656
Centrally Cleared Interest Rate Swaps		– 0	–	379,009		– 0	–	379,009
Credit Default Swaps		– 0	–	91,271		– 0	–	91,271
Total Return Swaps		– 0	–	59,519		– 0	–	59,519
Liabilities
Futures		(21,522)		– 0	–	– 0	–	(21,522)
Forward Currency Exchange Contracts		– 0	–	(10,103)		– 0	–	(10,103)
Centrally Cleared Credit Default Swaps		– 0	–	(168,204)		– 0	–	(168,204)
Centrally Cleared Interest Rate Swaps		– 0	–	(238,906)		– 0	–	(238,906)
Credit Default Swaps		– 0	–	(95,566)		– 0	–	(95,566)
Total Return Swaps		– 0	–	(24,906)		– 0	–	(24,906)

Total^		$3,360,270		$31,584,001		$993,238		$35,937,509

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Bank Loans		Common Stocks#		Emerging Markets - Corporate Bonds#
Balance as of 10/31/17	$267,823		$114,007		$84,172		$4,820
Accrued discounts/(premiums)	(7,147)		92		– 0	–	(3)
Realized gain (loss)	(24,684)		28		9,145		757
Change in unrealized appreciation/depreciation	12,079		(101)		35,582		4,705
Purchases/Payups	97,120		99,500		59,811		1,950
Sales/Paydowns	(130,244)		(35,398)		(52,501)		(510)
Reclassification	(58,308)		– 0	–	– 0	–	– 0	–
Transfers into level 3	24,915		49,568		51,516		4,928
Transfers out of level 3	– 0	–	(55,263)		(5,259)		– 0	–

Balance as of 7/31/18	$181,554		$172,433		$182,466		$16,647

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(36,528)		$(101)		$34,939		$4,705

	Asset-Backed Securities		Preferred Stocks		Collateralized Loan Obligations		Commercial Mortgage- Backed Securities
Balance as of 10/31/17	$197,922		$247,929		$72,080		$65,186
Accrued discounts/(premiums)	2,762		– 0	–	203		51
Realized gain (loss)	3,598		9,059		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(19,106)		(8,349)		812		276
Purchases	88,870		-0-		– 0	–	– 0	–
Sales/Paydowns	(43,615)		(63,368)		– 0	–	– 0	–
Reclassification	58,308		– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	(179,185)		– 0	–	– 0	–

Balance as of 7/31/18	$288,739		$6,086		$73,095		$65,513

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(19,106)		$206		$812		$276

	Warrants		Rights		Total
Balance as of 10/31/17	$517		$ – 0	–	$1,054,456
Accrued discounts/
(premiums)	– 0	–	– 0	–	(4,042)
Realized gain (loss)	(6,198)		– 0	–	(8,295)
Change in unrealized appreciation/depreciation	10,218		2,168		38,284
Purchases	– 0	–	– 0	–	347,251
Sales/Paydowns	– 0	–	– 0	–	(325,636)
Reclassification	– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	130,927
Transfers out of level 3	– 0	–	– 0	–	(239,707)

Balance as of 7/31/18	$4,537		$2,168		$993,238	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$4,537		$2,168		$(8,092)

#	The fund held securities with zero market value that were sold/expired/written off during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2018. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/18			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade		$7,003		Recovery Analysis	Collateral Value	$100.00 /N/A
Common Stocks		$10,799		Market Approach	EBITDA* Projection	$43.3mm /N/A
					EBITDA* Multiples	3.6X-5.6X /4.6X
		$5,325		Market Approach	EBITDA* Projection	$194.0mm / N/A
					EBITDA* Multiples	4.3X-6.3X / 5.3X
		$1,177		Market Approach	EBITDA* Projection	$106mm / N/A
					EBITDA* Multiples	4.8X / N/A
	$	– 0	–	Qualitative Assessment		$0.00/ N/A

$17,301

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in Collateral Value, EBITDA projections and EBITDA Multiple in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) which oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc.—Government Money Market Portfolio for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money
Market Portfolio	$	– 0	–	$36,383	$33,459	$2,924	$16

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2018